   As filed with the Securities and Exchange Commission on November 13, 1996

                                              Registration Nos. 2-81110/811-4293

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /x/




                       Post-Effective Amendment No. 51 /x/


                        REGISTRATION STATEMENT UNDER THE

                        INVESTMENT COMPANY ACT OF 1940 /x/


                              Amendment No. 53 /x/


                           PACIFIC HORIZON FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                               Columbus, OH 43219
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (800) 332-3863

                             W. Bruce McConnel, III
                             Drinker Biddle & Reath
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)


         [ ] on (date) pursuant to paragraph (b)

         [X] 60 days after filing pursuant to paragraph (a)(1)


         [ ] on (date) pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


         Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed its Rule 24f-2 Notice relating to such shares for Registrant's most recent fiscal year on April 29, 1996.

                           PACIFIC HORIZON FUNDS, INC.

                         Class A, B and K Shares of the
                            International Equity Fund

Form N-1A Item                                Prospectus Caption

Part A

1.      Cover Page..........................  Cover Page

2.      Synopsis............................  Expense Summary

3.      Condensed Financial Information.....  Financial Highlights;
                                              Measuring Performance

4.      General Description of Registrant...  Description of Shares; Cover
                                              Page; Fund Investments; Types
                                              of Investments; Fundamental
                                              Limitations; Other Investment
                                              Practices and Considerations

5.      Management of the Fund..............  The Business of the Fund

5.A. Management's Discussion of
          Fund Performance..................  *

6.      Capital Stock and Other
          Securities........................  Description of Shares;
                                              Dividend and Distribution
                                              Policies; Tax Information

7.      Purchase of Securities Being
         Offered............................  How to Buy Shares; Shareholder
                                              Services; The Business of the
                                              Fund; Plan Payments; Measuring
                                              Performance

8.      Redemption or Repurchase............  How to Sell Shares;
                                              Shareholder Services; Plan
                                              Payments

9.      Pending Legal Proceedings...........  *

*  Item inapplicable or answer negative.

PROSPECTUS

January __, 1997


                    PACIFIC HORIZON INTERNATIONAL EQUITY FUND

           Investment Portfolio Offered by Pacific Horizon Funds, Inc.

The PACIFIC HORIZON INTERNATIONAL EQUITY FUND (the "Fund") is a diversified mutual fund whose investment objective is to seek long-term capital growth primarily through investments in foreign equity securities.




This Prospectus describes three classes of shares. A Shares are sold with a front-end sales charge. B Shares are sold with a contingent deferred sales charge. K Shares are not subject to either a front-end sales charge or a contingent deferred sales charge.


The Fund is offered by Pacific Horizon Funds, Inc. (the "Company"), an open-end, series management investment company. Bank of America National Trust and Savings Association ("Bank of America" or the "investment adviser") serves as the Fund's investment adviser. Based in San Francisco, California, Bank of America and its affiliates have over $48 billion under management, including over $13 billion in mutual funds. Wellington Management Company, LLP ("Wellington Management") serves as the sub-adviser to the Fund.


This Prospectus describes concisely the information about the Fund and the Company that you should know before investing. Please read it carefully and retain it for future reference.


More information about the Fund is contained in a Statement of Additional Information that has been filed with the Securities and Exchange Commission. To obtain a free copy, call 800-332-3863. The Statement of Additional Information, as it may be revised from time to time, is dated January __, 1997 and is incorporated by reference into this Prospectus.


Shares of the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, Bank of America or any of its affiliates and are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Fund involves investment risk, including the possible loss of principal.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY

STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO

THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus is part of a Registration Statement that has been filed with the Securities and Exchange Commission in Washington, D.C. under the Securities Act of 1933.

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in the Statement of Additional Information and the Fund's official sales literature, in connection with the offering of the Fund's shares and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or its distributor. This Prospectus does not constitute an offer by the Fund or by the distributor to sell, or a solicitation of any offer to buy, any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the distributor to make such offer in such jurisdiction.

                                TABLE OF CONTENTS


                                                                                  PAGE
                                                                                  ----
EXPENSE SUMMARY.................................................................   5
FINANCIAL HIGHLIGHTS............................................................   9
FUND INVESTMENTS................................................................  13
         Investment Objective...................................................  13
         Types Of Investments...................................................  13
         Fundamental Limitations................................................  16
         Other Investment Practices And Considerations..........................  16
SHAREHOLDER GUIDE...............................................................  21
         How To Buy Shares......................................................  21
                  What Is My Minimum Investment In The Fund?....................  21
                  What Alternative Sales Arrangements Are Available?............  22
                  How Are Shares Priced?........................................  23
                  How Do I Decide Whether To Buy A, B or K Shares?..............  29
                  How Can I Buy Shares?.........................................  30
                  What Price Will I Receive When I Buy Shares?..................  32
                  What Else Should I Know To Make A Purchase?...................  33
         How To Sell Shares.....................................................  33
                  How Do I Redeem My Shares?....................................  33
                  What NAV Will I Receive For Shares I Want To Sell?............  35
                  What Kind Of Paperwork Is Involved In Selling Shares?.........  36
                  How Quickly Can I Receive My Redemption Proceeds?.............  36
                  Do I Have Any Reinstatement Privileges After I Have Redeemed
                    Shares?.....................................................  36

DIVIDEND AND DISTRIBUTION POLICIES..............................................  37
SHAREHOLDER SERVICES............................................................  37
         Can I Use The Fund In My Retirement Plan?..............................  38
         Can I Exchange My Investment From One Fund To Another?.................  38
         What Is TeleTrade?.....................................................  40
         Can I Arrange To Have Automatic Investments Made On A Regular Basis?...  40
         What Is Dollar Cost Averaging And How Can I Implement It?..............  41
         Can I Arrange Periodic Withdrawals?....................................  41
         Can My Dividends From The Fund Be Invested In Other Funds?.............  42
         Is There A Salary Deduction Plan Available?............................  42
THE BUSINESS OF THE FUND........................................................  42
         Fund Management........................................................  42
                  Service Providers.............................................  43
TAX INFORMATION.................................................................  46
MEASURING PERFORMANCE...........................................................  48
DESCRIPTION OF SHARES...........................................................  49
PLAN PAYMENTS...................................................................  50

Distributor:                             Investment Adviser:
Concord Financial Group, Inc.            Bank of America National Trust and
3435 Stelzer Road                          Savings Association
Columbus, OH  43219-3035                 555 California Street
                                         San Francisco, CA  94104



                                            SubAdviser:
                                            Wellington Management Company, LLP
                                            75 State Street
                                            Boston, MA 02109

                                 EXPENSE SUMMARY


SHAREHOLDER TRANSACTION EXPENSES are charges you pay when buying or selling shares of the Fund. The Fund offers three classes of shares. A Shares are offered at net asset value plus a front-end sales charge (see page 22 of the Prospectus for an explanation of net asset value per share) and are subject to a shareholder servicing fee. B Shares are offered at net asset value without a front-end sales charge but are subject to a contingent deferred sales charge plus distribution and shareholder servicing fees. K Shares are offered at net asset value with neither a front-end sales charge nor a contingent deferred sales charge, but are subject to distribution, administrative servicing and shareholder servicing fees. B Shares of the Fund held for 8 years will convert to A Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES include payments by the Fund for portfolio management, maintenance of shareholder accounts, general administration, distribution (in the case of B and K Shares only), shareholder servicing, accounting and other services.

Below is a summary of the shareholder transaction expenses imposed by the Fund for A, B and K Shares and their estimated operating expenses for the first twelve months of operations. Actual expenses may vary. A hypothetical example based on the summary is also shown.

SHAREHOLDER TRANSACTION EXPENSES                   A Shares          B Shares         K Shares
                                                   --------          --------         --------
Maximum Sales Load Imposed on Purchases
   (as a percentage of offering price)               4.50%             None            None(2)
Sales Load Imposed on Reinvested Dividends           None              None            None
Maximum Contingent Deferred Sales Load
   (as a percentage of original purchase
   price or redemption proceeds, whichever
   is lower)                                         None(1)           5.00%           None
Redemption Fees                                      None              None            None
Exchange Fee                                         None              None            None

ANNUAL FUND OPERATING EXPENSES
   (as a percentage of average net assets)
Management Fees (After Fee Waivers)'                 0.30%             0.30%           0.30%
12b-1 Fee (After Fee Waivers)*                       0%                0.75%           0.50%*
Administrative Services Fee (After Fee
   Waivers)*                                         0%                0%              0.50%*
Shareholder Services Fee*                            0.25%             0.25%           0.25%*

Total of all 12b-1 Fees or Administrative
   Services Fees and Shareholder Services Fees
   for K Shares (After Fee Waivers)*                                                   0.75%*
Other Expenses (After Expense Reimbursements)+       0.95%             0.95%           0.95%
                                                     ----              ----            ----
Total Operating Expenses (After Fee Waivers and
Expense Reimbursements)+                             1.50%             2.25%           2.00%
                                                     ====              ====            ====

--------

(1) There is no front-end sales load on A Shares you purchase if you have either a combined purchase of A Shares of the Company of $1,000,000 or more or if the aggregate value of A Shares that you beneficially own in any Pacific Horizon Fund or Time Horizon Fund, another open-end investment company managed by Bank of America (a "Time Horizon Fund"), equals or exceeds $1,000,000 ("Large Purchase Exemption"). A Shares purchased under the Large Purchase Exemption (except A Shares purchased under the Daily Advantage(R) or Advantage Plus(TM) Programs) are subject to a contingent deferred sales charge of 1.00% and 0.50%, respectively, on redemptions within one and two years after purchase. The contingent deferred sales charge is paid to Concord Financial Group, Inc. (the "Distributor"). A Shares cannot be purchased under the Large Purchase Exemption if there is another no-load exemption available. Accordingly, A Shares purchased under another no-load exemption are not subject to a contingent deferred sales charge. Although no front-end sales load will be paid on shares purchased under the Large Purchase Exemption, the Distributor will compensate brokers whose customers purchase such shares at the following rates: 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

(2) Bank of America will compensate Seafirst Investment Services, Inc. ("SIS") and BA Investment Services, Inc. ("BAIS") (BAIS and SIS are collectively referred to herein as "Affiliated Brokers") for their customers who have invested in the Fund and are participants in the Daily Advantage(R) Program. The Affiliated Brokers will be compensated by Bank of America at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter of combined Pacific Horizon Funds' and Time Horizon Funds' K Shares in each Daily Advantage(R) Program.

+ Absent fee waivers and/or expense reimbursement, management fees for each class of the Fund would be 0.95% of the average net assets (annualized); "Other Expenses" for the Fund's A, B and K Shares are estimated to be 1.22%, 1.22% and 1.22%, respectively, of average net assets (annualized); and "Total Operating Expenses" for the Fund's A, B and K Shares are estimated to be 2.42%, 3.17% and 2.92% of average net assets (annualized), respectively.

* Absent fee waivers, 12b-1 fees or administrative services fees would be 0.75% or 0.75%, respectively, of the average net assets (annualized) of the Fund's K shares. The total of all 12b-1 fees, administrative services fees and shareholder services fees may not exceed, in the aggregate, the annual rate of 1.00% of the average net assets of the Fund's K Shares. However, it is expected that during the current fiscal year, such fees will not exceed 0.75% of the average net assets of the Fund's K Shares. Because of the Rule 12b-1, administrative and/or shareholder services fees paid by the Fund as shown in the above table, long-term B and K shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. For a further description of shareholder transaction expenses and the Fund's operating expenses, see the sections entitled "Shareholder Guide", "The Business of the Fund" and "Plan Payments" below.



         EXAMPLE: Assume the annual return is 5% and operating expenses are the same as those stated above. For every $1,000 you invest, here is how much you would have paid in total expenses if you closed your account after the number of years indicated:

                                            After 1 Yr         After 3 Yrs
                                            ----------         -----------
                  A Shares(1)                 $60                   $90
                  B Shares
                  Assuming complete
                    redemption at
                    end of period(2)          $73                   $100
                  Assuming no redemption      $23                   $ 70
                  K Shares                    $20                   $ 63


         (1) Assumes deduction at time of purchase of maximum applicable front-end sales charge but does not assume deduction at redemption of maximum applicable contingent deferred sales charge under the Large Purchase Exemption.

         (2) Assumes deduction at redemption of maximum applicable contingent deferred sales charge.


Note: The preceding operating expenses and example should not be considered a representation of future investment returns and operating expenses. The Fund is new and the above figures are estimates for the first twelve months of operations only. Actual investment returns and operating expenses may be more or less than those shown.

This expense information is provided to help you understand the expenses you would bear either directly (as with transaction expenses) or indirectly (as with annual operating expenses) as a Fund shareholder.

Management fees consist of:


    - an investment advisory fee payable at the annual rate of 0.75% of the Fund's average daily net assets; and

    - an administration fee payable at the annual rate of 0.20% of the Fund's average daily net assets .

Currently, the most restrictive expense limitation limits the Fund's aggregate annual expenses (including management fees ) to 2.5% of the first $30 million of the Fund's average daily net assets, 2% of the next $70 million and 1.5% of the Fund's remaining average daily net assets.


The alternative sales arrangements permit you to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time you expect to hold the shares and other circumstances. You should determine whether under your particular circumstances it is more advantageous to incur a front-end sales charge and thereafter be subject to annual fees under a Shareholder Services Plan, with respect to A Shares; have the entire initial purchase price invested in the Fund with the investment thereafter being subject to annual fees under a Distribution and Services Plan and a contingent deferred sales charge upon redemption within the first six years of investment, with respect to B Shares; or incur neither a front-end sales charge nor a contingent deferred sales charge, but incur fees under a Distribution Plan and/or an Administrative and Shareholder Services Plan, with respect to K Shares. K Shares, however, are only available for investment by: (a) businesses or other organizations that participate in the Daily Advantage(R) Program sponsored by Bank of America; (b) individuals investing proceeds from a redemption of shares from another open-end investment company on which such individual paid a front-end sales load if (i) such redemption occurred within 30 days prior to the purchase order, and (ii) such other open-end investment company was not distributed and advised by Concord Financial Group, Inc. and Bank of America, respectively, or their affiliates; and (c) accounts opened for IRA rollovers from a 401(k) plan in which the assets were held in any Pacific Horizon or Time Horizon Fund and subsequent purchases into an IRA rollover account opened as described above, so long as the original IRA rollover account remains open on the Company's books. See the section entitled "How to Buy Shares" below.

FINANCIAL HIGHLIGHTS

The table below shows certain information concerning the investment results for the Fund for the period indicated. The Fund commenced operations on May 13, 1996 by offering a single series of shares known as A Shares, and began offering K Shares on July 22, 1996. Prior to September 1, 1996, the Fund operated as part of a master-feeder structure and invested all of its assets in a diversified investment portfolio of an open-end, management investment company (the "Master Portfolio") which had an identical investment objective. On September 1, 1996, the Fund withdrew its assets from the Master Portfolio and invested them directly in portfolio securities. During the period shown, the Fund did not offer B Shares.

The financial data included in this table has been derived from unaudited financial statements and notes which are incorporated by reference into the Statement of Additional Information. The Financial Highlights should be read in conjunction with such financial statements and notes thereto. Further information about the performance of the Fund is available in the semi-annual report to shareholders. Both the Statement of Additional Information and the semi-annual report to shareholders may be obtained from the Fund free of charge by calling 800-332-3863.

Selected data for an A Share of common stock outstanding throughout the period indicated:

                                                           PERIOD ENDED
                                                          AUGUST 31, 1996
                                                           (UNAUDITED)(A)
                                                          ---------------
Net asset value per share, Beginning
  of Period..................................................  $10.00
  Income from Investment Operations:
  Net investment income......................................      01
  Net realized and unrealized
    losses on investments....................................   (0.29)
  Total loss from investment
    operations...............................................   (0.28)
  Less Dividends and Distributions:
  Dividends to shareholders from net
    investment income........................................      --
  Distributions to shareholders in excess of
    net investment income....................................      --
  Net change in net asset value..............................   (0.28)
  Net asset value per share, End of Period...................   $9.72
Total Return.................................................   (2.80%)+
Ratios/supplemental data:
Net assets, End of Period (000)..............................  $9,189
Ratio of net expenses to average net assets**................    0.75%++
Ratio of net investment income to
  average net assets**.......................................    0.65%++

 * For the period May 13, 1996 (commencement of operations) through August 31, 1996.

 ** Reflects the Fund's proportionate share of the International Equity Portfolio (the "Portfolio") of Master Investment Trust, Series I expenses and fee waivers and expense reimbursements by the Portfolio's investment adviser and administrator and the Fund's Administrator and Distributor. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 10.04%, for the period ended August 31, 1996. Prior to September 1, 1996, the Fund invested all its assets in the Portfolio.

 + Unannualized and does not include the effect of the maximum 4.50% sales charge.

 ++      Annualized.

 (a) As of July 22, 1996, the Company designated the existing series of Shares as "A" Shares.

Selected data for a K Share of common stock outstanding throughout the period indicated:

                                                                      For the
                                                                    Period Ended
                                                                     August 31,
                                                                       1996
                                                                    (Unaudited)*
                                                                    ------------
K SHARES
Net asset value, beginning of period..............................    $ 9.76
Income from Investment Operations:
  Net investment income...........................................      --
  Net realized and unrealized gain (loss) on investments..........     (0.05)
  Total income (loss) from investment operations..................     (0.05)
Less Dividends and Distributions:
  Dividends to shareholders from net investment income............      --
  Dividends to shareholders in excess of net investment income....      --
Net change in net asset value.....................................     (0.05)

Net asset value, end of period....................................    $ 9.71

Total return......................................................     (0.05%)+

 Ratios/Supplement Data:

  Net assets, end of period.......................................    $   989

  Ratio of net expenses to average net assets**...................       1.25%++

  Ratio of net investment income to average net assets**..........       0.15++

 * For the period July 22, 1996 (commencement of operations) through August 31, 1996.

 +       Unannualized.

 ++      Annualized.

 ** Reflects the Fund's proportionate share of the Portfolio's expenses and fee waivers and expense reimbursements by the Portfolio's investment advisor and administrator and the Fund's Administrator and Distributor. Such fee waivers and expense reimbursements had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 10.04% for the period ended August 31, 1996. Prior to September 1, 1996, the Fund invested all its assets in the Portfolio.


                                FUND INVESTMENTS

INVESTMENT OBJECTIVE


The Pacific Horizon International Equity Fund seeks long-term capital growth by investing primarily in foreign equity securities. The Fund may be appropriate for investors who want to diversify their investments into foreign equity markets and who are prepared to accept the risks entailed in such investments. WHILE THE FUND STRIVES TO ATTAIN ITS INVESTMENT OBJECTIVE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.


TYPES OF INVESTMENTS


IN GENERAL. During normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of companies that are domiciled or have their principal activities in countries outside the United States. Normally, the
 Fund will invest in equity securities of companies in at least three different foreign countries. The domicile or the location of the principal activities of a company will be the country under whose laws the company is organized, in which the principal trading market for the equity securities issued by the company is located, or in which the company has over half of its assets or derives over half of its revenues or profits. Equity securities in which the Fund may invest consist of common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase such securities.

The Fund may invest up to 20% of its total assets (at the time of purchase) in convertible bonds and debt securities. These debt obligations include U.S. Government and foreign government securities and corporate debt securities, including Samurai and Yankee bonds and Euro-bonds. The Fund will limit its purchases of debt securities to investment grade obligations. "Investment grade" debt refers to those securities rated within one of the four highest ratings categories by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Duff & Phelps Credit Co. ("D&P"), or Fitch Investors Service, Inc. ("Fitch"), or, if unrated, deemed by Bank of America or Wellington Management to be of equivalent quality. Securities rated in the lowest category of investment grade, Baa by Moody's or BBB by S&P, D&P or Fitch may have speculative characteristics.

In the event that the rating of any security held by the Fund falls below the required rating, the Fund will not be obligated to dispose of such security and may continue to hold the security if, in the opinion of Bank of America or Wellington Management, such investment is considered appropriate under the circumstances.

The Fund may also invest, without limitation, in securities of foreign issuers in the form of American Depository Receipts ("ADRs") or other similar securities evidencing ownership of underlying securities issued by foreign issuers. ADRs purchased for the Fund will be included as part of the 80% of assets in foreign equity securities. These securities may not necessarily be denominated in the same currency as the securities underlying the ADRs. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets.

During temporary defensive periods when Bank of America or Wellington Management believe such a position is warranted by uncertain or unusual market conditions, the Fund may invest without limit in securities issued or guaranteed by the U.S. Government (and its agencies and instrumentalities), foreign or domestic money market instruments and investment grade debt securities, or may hold its assets in cash (U.S. dollars, foreign currencies or multinational currency units).


RISK FACTORS. Although investing in any mutual fund has certain inherent risks, an investment in the Fund may have even greater risks than investments in most other types of mutual funds. The Fund is not a complete investment program, and it may not be appropriate for an investor if he or she cannot bear financially the loss of at least a significant portion of his or her investment. The Fund's net asset value per share is subject to rapid and substantial changes because greater risk is assumed in seeking the Fund's objective.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.


Because the Fund will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Fund does not adequately hedge against such fluctuations, affect the value of securities in the Fund so far as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets and the regulatory control of the exchanges on which the currencies trade. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Costs are incurred in connection with conversions between various currencies.


There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to, or as uniform as, those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States. The Fund may have greater difficulty taking appropriate legal action in a foreign court than in a United States court.

The expense ratio of the Fund can be expected to be higher than that of funds investing in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Interest and dividends payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the net return to the Funds' shareholders. See "Tax Information."

ADDITIONAL INVESTMENTS. When not invested in the securities described above, the Fund may invest in other types of securities subject to the limitations described previously.

The Fund may purchase bank obligations including certificates of deposit and bankers' acceptances issued by domestic or foreign banks or financial institutions that have total assets of more than $2.5 billion. The Fund may also make interest-bearing savings deposits in commercial banks in amounts not exceeding 5% of its total assets.

Commercial paper rated in the top rating category by S&P, Moody's, D&P or Fitch and unrated commercial paper determined to be of comparable quality by Bank of America or Wellington Management may also be purchased.

As noted above, the Fund may purchase obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Obligations of some of these agencies and instrumentalities, such as the Small Business Administration or the Maritime Administration, are backed by the full faith and credit of the U.S. Government; others, like the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, including the Student Loan

Marketing Association, are backed solely by the issuer's credit. There is no assurance that the U.S. Government would support a U.S. Government-sponsored entity if it was not required to do so by law.

FUNDAMENTAL LIMITATIONS


The investment objective of the Fund may not be changed without a vote by the holders of a majority of the outstanding shares of the Fund . Policies requiring such a vote to effect a change are known as "fundamental." Included in the Fund's fundamental investment limitations is the restriction that the Fund may not borrow money for the purpose of obtaining investment leverage or issue senior securities (as defined in the Investment Company Act of 1940), provided that the Fund may borrow from banks for temporary purposes and in an amount not exceeding 10% of the value of the total assets of the Fund ; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. This restriction shall not apply to (a) the sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase, or (b) transactions in currency, options, futures contracts and options on futures contracts, or forward commitment transactions.


A complete list of the fundamental investment limitations is set out in full in the Statement of Additional Information.

OTHER INVESTMENT PRACTICES AND CONSIDERATIONS


OPTIONS. The Fund may write covered put and call options and purchase put and call options on U.S. or foreign securities that are traded on United States and foreign securities exchanges and in over-the-counter markets.

Call options written by the Fund give the holder the right to buy the underlying security from the Fund at a stated exercise price upon exercising the option at any time prior to its expiration. A call option written by the Fund is "covered" if the Fund owns or has an absolute right (such as by conversion) to the underlying security covered by the call. A call option is also covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held is
(i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, government securities or other high grade debt obligations in a segregated account with its custodian.

Put options written by the Fund give the holder the right to sell the underlying security to the Fund at a stated exercise price. A put option written by the Fund is "covered" if the Fund maintains cash or high grade debt obligations with a value equal to the exercise price in a segregated account with its custodian, or holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written.

The premium paid by the purchaser of an option will generally reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand, and current interest rates.

The risks of transactions in options on foreign securities exchanges are similar to the risks of investing in foreign securities. In addition, a foreign exchange may impose different exercise and settlement terms and procedures and margin requirements than a U.S. exchange.


The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option plus transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option. Unless the price of the underlying security rises sufficiently, the call option may expire worthless to the Fund.

The Fund's options transactions will be limited as follows: a) not more than 5% of the total assets of the Fund may be invested in options; b) the obligations of the Fund under put options written by the Fund may not exceed 50% of the Fund's net assets; and c) the aggregate premiums on all options purchased by the Fund may not exceed 25% of the Fund's net assets.

The Fund may buy put and call options on various stock indices. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

OPTIONS ON FOREIGN CURRENCIES. The Fund may purchase and write put and call options on foreign currencies to increase the Fund's gross income and for the purpose of protecting against declines in the United States dollar value of foreign currency-denominated portfolio securities and against increases in the United States dollar cost of such securities to be acquired. As with other kinds of options, however, writing an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. Purchasing an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium paid plus related transaction costs. Options on foreign currencies written or purchased by the Fund may be traded on United States and foreign exchanges or over-the-counter. There is no specific percentage limitation on the Fund's investments in options on foreign currencies.

STOCK INDEX, INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS AND OPTIONS. The Fund may purchase and sell stock index, interest rate and foreign currency futures contracts (as well as purchase related options) in an effort to hedge against changes in the value of securities that the Fund holds in its portfolio or which it intends to purchase, or as a substitute for purchasing or selling the underlying security. Such changes could occur as a result of market conditions or fluctuating currency exchange rates. These transactions will only be entered into when deemed appropriate by Bank of America or Wellington Management to reduce the risks inherent in the management of the Fund.

The Fund may not purchase or sell a futures contract or purchase a related option unless immediately after any such transaction the sum of the aggregate amount of initial margin deposits on its existing futures positions and the amount of premiums paid for related options does not exceed 5% of the Fund's total assets (after taking into account certain technical adjustments).

More information regarding futures contracts and related options can be found in Appendix A to the Statement of Additional Information.

POTENTIAL RISKS OF OPTIONS AND FUTURES. The successful use of the foregoing investment techniques depends on the ability of Bank of America or Wellington Management to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. The Fund's ability to dispose of its positions in futures contracts, options and forward contracts will depend on the availability of liquid markets in such instruments. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above. In order to prevent leverage in connection with the purchase of futures contracts or call options thereon by the Fund, an amount of cash, cash equivalents or liquid high grade debt securities equal to the market value of the obligation under the futures contracts (less any related margin deposits) will be maintained in a segregated account with the custodian. Furthermore, the Fund's ability to engage in options and futures transactions may be limited by tax considerations.

REPURCHASE AGREEMENTS. The Fund may buy securities subject to the seller's agreement to repurchase them at an agreed upon time and price. These transactions are known as repurchase agreements. The Fund will enter into repurchase agreements only with financial institutions (such as banks and broker-dealers) deemed creditworthy by Bank of America or Wellington Management, under guidelines approved by the Fund's Board of Directors. It is intended that such agreements will not have maturities longer than 60 days. During the term of any repurchase agreement, the seller must maintain the value of the securities subject to the agreement in an amount that is greater than the repurchase price. Bank of America or Wellington Management then continually monitors that value. Nonetheless, should the seller default on its obligations under the agreement, the Fund would be exposed to possible loss due to adverse market action or delays connected with the disposition of the underlying obligations. Repurchase agreements are considered to be loans under the Investment Company Act of 1940 (the "1940 Act").

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements the Fund sells portfolio securities to financial institutions (such as banks and broker-dealers) and agrees to buy them back at an agreed upon time and price. When the Fund enters into a reverse repurchase agreement, it places in a separate custodial account either liquid assets or other high grade debt securities that have a value equal to or greater than the repurchase price. The account is then continuously monitored by Bank of America or Wellington Management to make sure that an appropriate value is maintained. Reverse repurchase agreements involve the risk that the value of portfolio securities the Fund relinquishes may decline below the price the Fund must pay when the transaction closes. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Fund's outstanding shares. The Fund will only enter into reverse repurchase agreements to avoid the need to sell portfolio securities to meet redemption requests during unfavorable market conditions.

WHEN-ISSUED PURCHASES, FORWARD COMMITMENTS AND DELAYED SETTLEMENTS. The Fund may purchase securities on a "when-issued" basis and purchase or sell securities on a "forward commitment" basis. Additionally, the Fund may purchase or sell securities on a "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. Delayed settlement refers to a transaction in the secondary market that will settle some time in the future. These transactions involve the risk that the price or yield obtained may be less favorable than the price or yield available when the delivery takes place. The Fund will set aside in a segregated account cash or liquid securities equal to the amount of any when-issued, forward commitment or delayed settlement transactions. When-issued purchases, forward commitments and delayed settlements are not expected to exceed 25% of the Fund's total assets under normal circumstances. These transactions will not be entered into for speculative purposes, but primarily to hedge against anticipated changes in interest rates.

SECURITIES LENDING. In order to earn additional income, the Fund may lend its portfolio securities to financial institutions (such as banks and brokers) that Bank of America or Wellington Management consider to be of good standing. Borrowers of portfolio securities may not be affiliated directly or indirectly with the Company or the Fund. If the financial institution should become bankrupt, however, the Fund could experience delays in recovering its securities. A securities loan will only be made when, in the judgment of Bank of America or Wellington Management, the possible reward from the loan justifies the possible risks. In addition, such loans will not be made if, as a result, the value of securities loaned by the Fund exceeds 30% of its total assets. Securities loans will be fully collateralized.

INVESTMENT COMPANY SECURITIES. The Fund may acquire shares of open and closed-end investment companies, including companies that invest in foreign issuers and money market mutual funds advised by Bank of America, subject to the requirements of applicable securities laws. No more than 10% of the value of the
 Fund's total assets will be invested in securities of other investment companies, with no more than 5% invested in the securities of any one investment company; except with respect to the investment in a money market mutual fund advised by Bank of America, the Fund is permitted to invest the greater of 5% of its net assets or $2.5 million. In addition, the Fund may hold no more than 3% of the outstanding voting stock of any other investment company. Although these investment companies may have policies that differ from the Fund's policies, their management and other types of expenses will be similar to those borne by the Fund. When the Fund invests in another investment company, it pays a pro rata portion of that company's expenses. Such expenses are in addition to the expenses the Fund pays in connection with its own operations.

ILLIQUID SECURITIES. The Fund will not invest more than 15% of the value of its net assets (determined at the time of acquisition) in securities that are illiquid. If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as is reasonably practicable. The Fund intends that investments in securities that are not registered under the Securities Act of 1933 but may be purchased by institutional buyers under Rule 144A and for which a liquid trading market exists as determined by the Board of Directors, Bank of America, or Wellington Management (pursuant to guidelines adopted by the Board), will not be subject to the Fund's 15% limitation on illiquid securities. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that institutional buyers under Rule 144A become uninterested in purchasing these securities.

PORTFOLIO TRANSACTIONS. Investment decisions for the Fund are made independently from those for other investment companies and accounts managed by Bank of America or Wellington Management and their affiliated entities. Such other investment companies and accounts may also invest in the same securities as the Fund . When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, available investments or opportunities for sales will be equitably allocated pursuant to procedures of Bank of America or Wellington Management. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

From time to time, the Fund may pay brokerage commissions to an affiliate of the Fund's distributor on securities acquired by the Fund. In allocating purchase and sale orders for investment securities, Bank of America or Wellington Management may consider the sale of Fund shares by broker-dealers and other financial institutions (including affiliates of Bank of America, Wellington Management or the Fund's distributor to the extent permitted by law), provided it believes the quality of the transaction and the price to the Fund are not less favorable than what they would be with any other qualified firm.

PORTFOLIO TURNOVER. The Fund's investment practices may result in portfolio turnover greater than that of other mutual fund portfolios. Turnover may require payment of brokerage commissions, impose other transaction costs and could increase substantially the amount of income received by the Fund that constitutes taxable capital gains. To the extent capital gains are realized, distributions from those gains may be ordinary income for federal tax purposes (see "Tax Information"). The Fund's portfolio turnover rate is not expected to exceed 75%, although portfolio turnover will not be a limiting factor in making investment decisions for the Fund.




                                SHAREHOLDER GUIDE

               THE FOLLOWING SECTION WILL PROVIDE YOU WITH ANSWERS
               TO SOME OF THE MOST OFTEN-ASKED QUESTIONS REGARDING
    BUYING AND SELLING THE FUND'S SHARES AND REGARDING THE FUND'S DIVIDENDS.

HOW TO BUY SHARES

WHAT IS MY MINIMUM INVESTMENT IN THE FUND?

Generally, there is a minimum investment requirement of $500 for initial purchases and $50 for subsequent purchases, although these amounts may be altered in certain circumstances as shown below.

               INVESTMENT MINIMUMS FOR SPECIFIC TYPES OF ACCOUNTS

                                  INITIAL INVESTMENT     SUBSEQUENT INVESTMENT
                                  ------------------     ---------------------

REGULAR ACCOUNT                         $500*                      $50

AUTOMATIC INVESTMENT PLAN               $50                        $50

IRAS, SEP-IRAS (ONE PARTICIPANT)        $500                   No minimum

SPOUSAL IRAS**                          $250                   No minimum

SEP-IRAs                                $2,500                 No minimum
(more than one participant)

* The minimum investment is $100 for purchases made through Bank of America's trust and agency accounts or a Service Organization (defined below) whose clients have made aggregate minimum purchases of $1,000,000. The minimum investment is $200 for BankAmericard holders with an appropriate award certificate from BankAmeriChoice Program.

** A regular IRA must be opened in conjunction with this account.

WHAT ALTERNATIVE SALES ARRANGEMENTS ARE AVAILABLE?

The Fund issues three classes of shares. A Shares are sold to investors choosing the front-end sales charge alternative unless an exemption to the sales charge is otherwise available. B Shares are sold to investors choosing the deferred sales charge alternative. K Shares are neither subject to a front-end sales charge nor a contingent deferred sales charge. K Shares, however, are sold only to: (a) businesses and other organizations that participate in the Daily Advantage(R) Program sponsored by Bank of America; (b) individuals investing proceeds from a redemption of shares from another open-end investment company on which such individual paid a front-end sales load if (i) such redemption occurred within 30 days prior to the purchase order, and (ii) such other open-end investment company was not distributed and advised by Concord Financial Group, Inc. and Bank of America, respectively, or their affiliates; and (c) accounts opened for IRA rollovers from a 401(k) plan in which the assets were held in any Pacific Horizon or Time Horizon Fund and subsequent purchases into an IRA rollover account opened as described above, so long as the original IRA rollover account remains open on the Company's books. The three classes of shares in the Fund represent interests in the same portfolio of investments of the Fund, have the same rights and are identical in all respects except as discussed below. A Shares bear the expenses of a Shareholder Services Plan. B Shares bear the expenses of a Distribution and Services Plan and have exclusive voting rights with respect to the Distribution and Services Plan and have exclusive voting rights with respect to the Shareholder Services Plan. B Shares also bear the expenses of the deferred sales charge arrangements and any expenses resulting from such arrangements. K Shares bear the expenses of a Distribution Plan and/or Administrative and Shareholder Services Plan and have exclusive voting rights with respect to such Plans. The three classes also have different exchange privileges, as described below. The net income attributable to A, B and K Shares and the dividends payable on A, B and K Shares will be reduced by the amount of the: (a) Shareholder Services Plan fees attributable to A Shares, (b) Distribution and Services Plan fees attributable to B Shares, (c) Distribution Plan fees and/or Administrative and Shareholder Services Plan fees attributable to K Shares, respectively, and (d) the incremental expenses associated with such Plans. Lastly, B Shares of the Fund held for 8 years will automatically convert into A Shares of the Fund.

HOW ARE SHARES PRICED?

Shares are purchased at their public offering price, which is based upon each class' net asset value per share plus a front-end sales load on A Shares. Each class calculates its net asset value ("NAV") as follows:

 NAV = (Value of Assets Attributable to the Class) - (Liabilities Attributable
                                 to the Class)
                   Number of Outstanding Shares of the Class


Net asset value is determined as of 4:00 p.m. Eastern time on days the New York Stock Exchange (the "Exchange") is open.

The Fund's investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by the Fund pursuant to procedures adopted by the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value. Trading in foreign securities is generally completed prior to the end of regular trading on the Exchange. Trading may occur in foreign securities, however, on Saturdays and U.S. holidays and at other times when the Exchange is closed. As a result, there may be delays in reflecting changes in the market values of foreign securities in the calculation of the net asset value per share of the Fund on days when net asset value is not calculated and on which shareholders of the Fund cannot redeem due to changes in values of securities traded in foreign markets. For further information about valuing securities, see the Statement of Additional Information. For price information call (800) 346-2087.

The per share net asset values of A, B and K Shares will diverge due to the different distribution and other expenses borne by the classes.

A SHARES SALES LOAD. The front-end sales load ("front-end sales load," "sales load," "front-end sales charge," or "sales charge") for the A Shares of the Fund begins at 4.50% and may decrease as the amount you invest increases, as shown in the following chart:

                                       As a % of     As a % of       Dealer's
                                       offering      net asset      reallowance
                                         price         value         as a % of
Amount of Transaction                                              offering price*
Less than $100,000                        4.50          4.71            4.00
$100,000 but less than $250,000           3.75          3.90            3.35
$250,000 but less than $500,000           2.50          2.56            2.20
$500,000 but less than $750,000           2.00          2.04            1.75
$750,000 but less than $1,000,000         1.00          1.01            0.90
$1,000,000 or more**                      0.00          0.00            0.00

*  Dealer's reallowance may be changed periodically.

** See "Large Purchase Exemption" below for a description of the contingent deferred sales charge.

From time to time, the Fund's distributor will make or allow additional payments or promotional incentives in the form of cash or other compensation such as trips to sales seminars, tickets to sporting and other entertainment events and gifts of merchandise to firms that sell shares of the Fund.

LARGE PURCHASE EXEMPTION. The contingent deferred sales load discussed under the Large Purchase Exemption does not apply to A Shares purchased under the Daily Advantage(R) or Advantage Plus(TM) Programs. To the extent that no other A Share no-load exemption is available, the foregoing schedule of sales loads does not apply to purchases of A Shares of $1,000,000 or more or to purchases of A Shares if the aggregate value of the A Shares that you beneficially own in any Pacific Horizon Fund or Time Horizon Fund equals or exceeds $1,000,000. If you accumulate $1,000,000 or more of A Shares, on any additional purchase of A Shares, the contingent deferred sales load described below will apply to such A Shares when they are redeemed. In addition, if a customer purchases $1,000,000 or more of A Shares and redeems such shares, a contingent deferred sales load will be imposed as follows:

            Number of Years          Applicable Contingent
         Elapsed Since Purchase       Deferred Sales Load
         ----------------------      ---------------------
                1 year                       1.0%
                2 years                      0.5%
                3 years                      None

The contingent deferred sales load is imposed on the lesser of the current market value or the cost of the shares being redeemed. This means that this charge will not be imposed upon increases in net asset value above the initial purchase price or upon reinvested dividends. In determining whether a contingent deferred sales charge is applicable to a redemption of such shares, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of your holdings of shares above the total amount of payments for the purchase of shares during the preceding 2 years; then of amounts representing the cost of shares held beyond the applicable contingent deferred sales charge period; and finally, of amounts representing the cost of the shares held for the longest period of time. In addition, no contingent deferred sales load will be imposed on redeemed A Shares if a front-end sales load had been previously imposed on such shares. Although no front-end sales load will be paid on Large Purchase Exemptions, the Distributor will compensate brokers whose customers purchase shares at the following rates: 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

B SHARES CONTINGENT DEFERRED SALES CHARGE. B Shares may be purchased at net asset value per share without the imposition of a sales charge at the time of purchase. The Fund's distributor compensates broker-dealers that have entered into a selling agreement with the distributor from its own funds at the time the shares are purchased. The proceeds of the contingent deferred sales charges and the ongoing Distribution and Services Plan fees described below are used to reimburse the Fund's distributor for its expenses, including the compensation of broker-dealers.

B Shares that are redeemed within 6 years of purchase are subject to the contingent deferred sales charge at the rates set forth below, charged as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. B Shares will convert to A Shares on the first business day of the month following the eighth anniversary of the date of purchase unless the B Shares have been exchanged for Pacific Horizon Shares of the Pacific Horizon Prime Fund.


                             Contingent Deferred
                                Sales Charge
Number of Years           (as a percentage of dollar
Elapsed Since Purchase*      amount to the charge)
-----------------------      ---------------------
Less than one....................   5.0%
More than one, but less
  than or equal to two...........   4.0%

More than two, but less
  than or equal to three.........   3.0%

More than three, but less
  than or equal to four..........   3.0%

More than four, but less
  than or equal to five..........   2.0%

More than five, but less
  than or equal to six...........   1.0%

After six years .................   None


---------------------------------

* The time period during which Pacific Horizon Shares of the Pacific Horizon Prime Fund acquired through an exchange are held is not included when the amount of the contingent deferred sales charge is calculated.

In determining whether a contingent deferred sales charge is applicable to a redemption of B Shares, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing B Shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of your holdings of B Shares above the total amount of payments for the purchase of B Shares during the preceding 6 years; then of amounts representing the cost of B Shares held beyond the applicable contingent deferred sales charge period; and finally, of amounts representing the cost of the B Shares held for the longest period of time.

As an example, assume that you purchased 100 shares at $10 per share (at a cost of $1,000), that you have not exchanged for Pacific Horizon Shares of the Pacific Horizon Prime Fund, that in the third year after purchase the net asset value per share is $12, and that during the three-year period you had acquired 10 additional shares through dividend reinvestment. If at such time you make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.00% (the applicable rate in the third year after purchase).

K SHARES. Bank of America will compensate Affiliated Brokers for their customers who invested in the Fund and are participants in the Daily Advantage(R) Program. The Affiliated Brokers will be compensated by Bank of America at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter of combined Pacific Horizon Funds' and Time Horizon Funds' K Shares in each Daily Advantage(R) Program.

WHEN NO FRONT-END SALES LOAD IS APPLIED. You pay no front-end sales load on the following types of transactions:

- reinvestment of dividends or distributions;


- any purchase by an investor who was a shareholder of Seafirst Retirement Fund on the date of such fund's reorganization into the Company;


- any purchase of shares by a registered investment adviser purchasing shares for its own account or for an account for which it is authorized to make investment decisions;

- accounts opened by a bank, trust company or thrift institution, acting as a fiduciary, provided appropriate notification of such status is given at the time of investment;


- any purchase of shares by clients of The Private Bank of Bank of America Illinois or by Private Banking clients of the Seafirst Division of Bank of America or by or on behalf of agency accounts administered by any bank or trust company affiliate of Bank of America;


- any purchase of shares through a discount broker-dealer that imposes a transaction charge with respect to such purchase, provided you were the beneficial owner of shares of the Fund (or any other fund in the Pacific Horizon Family of Funds) prior to July 1, 1992, so long as your account remains open on the Company's books;

- accounts open as of July 1, 1996, which were exempt from front-end sales loads at the time the accounts were opened and where those exemptions are no longer available for new account holders, so long as the accounts remain open on the Company's books;

- any purchase of shares pursuant to the Reinstatement Privilege described below; and

- any purchase of shares pursuant to the Directed Distribution Plan described below.

Additionally, some individuals are not required to pay a front-end sales load when purchasing Fund shares, including:

- members of the Company's Board of Directors;

- U.S.-based employees and retirees (including employees who are U.S. citizens but work abroad and retirees who are U.S. citizens but worked abroad) of Bank of America or any of its affiliates, and their parents, spouses, minor children and grandchildren, as well as members of the Board of Directors of Bank of America or any of its affiliates;

- registered representatives or full-time employees of broker-dealers having agreements with the Fund's distributor pertaining to the sale of Fund shares (and their spouses and minor children) to the extent permitted by such organizations; and

- holders of the BankAmericard with an appropriate award certificate from the BankAmeriChoice Program (initial award only; a front-end sales load will apply to subsequent purchases).

WHEN NO CONTINGENT DEFERRED SALES CHARGE IS APPLIED. To receive one of the first three exemptions listed below, you must explain the status of your redemption at the time you redeem your shares. The contingent deferred sales charge with respect to B Shares or A Shares purchased under the Large Purchase Exemption is not charged on (1) exchanges described under "Shareholder Services - Can I Exchange My Investment From One Fund to Another?;" (2) redemptions in connection with minimum required distributions from IRA accounts due to a shareholder reaching age 70-1/2; (3) redemptions in connection with a shareholder's death or disability (as defined in the Internal Revenue Code); and (4) involuntary redemptions as a result of an account's net asset value remaining below $500 after sixty days' written notice. In addition, no contingent deferred sales charge is charged on shares acquired through the reinvestment of dividends or distributions.

RIGHTS OF ACCUMULATION. When buying A Shares in Pacific Horizon Funds, your current aggregate investment determines the front-end sales load that you pay. Your current aggregate investment is the accumulated combination of your immediate investment along with the shares that you beneficially own in any Pacific Horizon or Time Horizon Fund on which you paid a front-end sales load (including shares that carry no sales load but were obtained through an exchange and can be traced back to shares that were acquired with a sales load). You may also aggregate your investment in Pacific Horizon Funds and Time Horizon Funds in order to qualify for the Large Purchase Exemption.

To qualify for a reduced sales load on A Shares, you or your Service Organization (which is an institution such as a bank or broker-dealer that has entered into a selling and/or servicing agreement with the Fund's distributor) must notify the Fund's transfer agent at the time of investment that a quantity discount is applicable. Use of this service is subject to a check of appropriate records, after which you will receive the lowest applicable sales charge. If you want to participate you can so indicate on your Account Application or make a subsequent written request to the Transfer Agent.

Example: Suppose you beneficially own A Shares carrying a sales load of the Fund, the Pacific Horizon California Tax-Exempt Bond Fund, the Pacific Horizon U.S. Government Securities

Fund, the Pacific Horizon Capital Income Fund and shares of the Company's money market funds that can be traced back to the purchase of shares carrying a sales load (or any combination thereof) with an aggregate current value of $90,000. If you subsequently purchase additional A Shares of the Fund carrying a sales load with a current value of $10,000, the sales load applicable to the subsequent purchase would be reduced to 3.75% of the offering price.

LETTER OF INTENT. You may also obtain a reduced sales charge on A Shares by means of a written Letter of Intent, which expresses your non-binding commitment to invest in the aggregate $100,000 or more in shares of any Pacific Horizon Fund within a period of 13 months, beginning up to 90 days prior to the date of the Letter's execution. A Shares carrying a sales load purchased during that period count as a credit toward completion of the Letter of Intent. Any investments you make during the period receive the discounted sales load based on the full amount of your investment commitment. When your commitment is fulfilled, an adjustment will be made to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to the submission of your Letter of Intent. Shares of Time Horizon Funds may be included when determining reduced sales loads under the letter of intent program.

While signing a Letter of Intent does not bind you to purchase, or the Company to sell, the full amount indicated at the sales load in effect at the time of signing, you must complete the intended purchase to obtain the reduced sales load. When you sign a Letter of Intent, the Company holds in escrow shares purchased by you in an amount equal to 5% of the total amount of your commitment. After you fulfill the terms of the Letter of Intent, the escrow will be released.

If your aggregate investment exceeds the amount indicated in your Letter of Intent, you will receive an adjustment which reflects the further reduced sales load applicable to your excess investment. It will be in the form of additional shares credited to your account at the then current offering price applicable to a single purchase of the total amount of the total purchase.

If your aggregate investment is less than the amount you committed, you will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent will redeem an appropriate number of shares held in escrow to realize the difference.

If you would like to participate, complete the Letter of Intent on your Account Application. If you have any questions regarding the Letter of Intent, call 800-332-3863. Please read it carefully, as you will be bound by its terms.

HOW DO I DECIDE WHETHER TO BUY A, B OR K SHARES?

The alternative sales arrangements of the Fund permits you to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time you expect to hold the shares and other relevant circumstances. You should determine whether under your particular circumstances it is more advantageous to invest in A Shares and incur a front-end sales charge and an ongoing Shareholder Services Plan fee; invest in B Shares and have the entire initial purchase price invested in the Fund with the investment thereafter being subject to a contingent deferred sales charge and ongoing Distribution and Services Plan fees; or invest in K Shares and incur neither a front-end sales charge nor a contingent deferred sales charge. K Shares do incur fees under a Distribution Plan and/or an Administrative and Shareholder Services Plan. K Shares of the Fund, however, are only available to: (a) businesses or other organizations that participate in the Daily Advantage(R) Program sponsored by Bank of America; (b) individuals investing proceeds from a redemption of shares from another open-end investment company on which such individual paid a front-end sales load if (i) such redemption occurred within 30 days prior to the purchase order and (ii) such other open-end investment company was not distributed and advised by Concord Financial Group, Inc. and Bank of America, respectively, or their affiliates; and (c) accounts opened for IRA rollovers from a 401(k) plan in which the assets were held in any Pacific Horizon or Time Horizon Fund and subsequent purchases into an IRA rollover account opened as described above, so long as the original IRA rollover account remains open on the Company's books ("Qualified IRA Rollovers").

As an illustration, investors who qualify for a significantly reduced sales load, as described above, might elect the front-end sales charge alternative (A Shares) because similar sales charge reductions are not available for purchases under the contingent deferred sales charge alternative (B Shares). Moreover, A Shares would not be subject to ongoing Distribution and Services Plan fees, as described below. However, because front-end sales charges are deducted at the time of purchase, such investors who pay a front-end sales charge would not have all their funds invested initially. The Company will not accept any order for B Shares from an investor who is eligible to purchase A Shares without a sales load or from an investor eligible to purchase K Shares.

Investors not qualifying for a reduced front-end sales charge who expect to maintain their investment in the Fund for an extended period of time might also elect the front-end sales charge alternative because over time the accumulated continuing Distribution and Services Plan fees related to B Shares may exceed the front-end sales charge and ongoing Shareholder Services Plan fees related to A Shares. However, such investors must weigh this consideration against the fact that not all their funds will be invested initially. Furthermore, the ongoing Distribution and Services Plan fees may be offset to the extent any return is realized on the additional funds initially invested under the contingent deferred sales charge alternative.

Certain investors might determine it to be more advantageous to have all their funds invested initially in B Shares, although subject to continuing Distribution and Services Plan fees and to a contingent deferred sales charge for a 6-year period of time.

HOW CAN I BUY SHARES?

The chart below provides more information regarding some of the different methods for investing in the Fund.

                                  TO BUY SHARES
                                OPENING AN ACCOUNT         ADDING TO AN ACCOUNT

      THROUGH BANK OF AMERICA, YOUR BROKER OR ANOTHER SERVICE ORGANIZATION (ORDERS ARE NOT EFFECTIVE UNTIL RECEIVED BY THE FUND'S TRANSFER AGENT)


                                               Contact them directly                 Contact them directly
                                               for instructions.                     for instructions.
                                            THROUGH THE DISTRIBUTOR
                   (IF YOU ARE OR WILL BE THE SHAREHOLDER OF RECORD ON THE COMPANY'S BOOKS)

BY MAIL                                        Complete Account                      Mail all subsequent
                                               Application and mail                  investments to:
                                               it with a check
                                               (payable to Pacific                   Pacific Horizon Funds,
                                               Horizon International                 Inc.
                                               Equity Fund) to the                   P.O. Box 182090
                                               address on the Account                Columbus, OH 43218-2090
                                               Application.

IN PERSON

                                               Deliver Account                       Deliver your payment
BISYS Fund Services, Inc.                      Application and your                  directly to the address
3435 Stelzer Road                              payment directly to                   on the left.
Columbus, OH  43219-3035                       the address on the
                                               left.

BY WIRE                                        Initial purchases of                  Contact the Fund's
                                               shares into a new                     transfer agent at 800-
                                               account may not be                    346-2087 for complete
                                               made by wire.                         wiring instructions.


                                                                                     Instruct your bank to
                                                                                     transmit immediately
                                                                                     available funds for
                                                                                     purchase of Fund shares
                                                                                     in your name.


                                                                                     Be sure to include your
                                                                                     name and your Fund
                                                                                     account number.

                                               Consult your bank for information
                                               on remitting funds by wire and
                                               any associated bank charges.

BY TELETRADE                              TeleTrade Privileges                  Purchases may be made
(a service permitting                     may not be used to                    in the minimum amount
transfers of money from                   make an initial                       of $500 and the maximum
your checking, NOW or bank                purchase.                             amount of $50,000 per
money market account)                                                           transaction as soon as
                                                                                appropriate information
                                                                                regarding your bank
                                                                                account has been
                                                                                established on your Fund
                                                                                account. This information
                                                                                may be provided on the
                                                                                Account Application or in
                                                                                a signature guaranteed
                                                                                letter of instruction to
                                                                                the Transfer Agent.
                                                                                Signature guarantees are
                                                                                discussed under "How to
                                                                                Sell Shares."

                                                                                Call 800-346-2087 to make
                                                                                your purchase.

                                          You should refer to the "Shareholder Services" section for additional important information about the TeleTrade Privilege.


   YOU MAY USE OTHER INVESTMENT OPTIONS, INCLUDING AUTOMATIC INVESTMENTS AND EXCHANGES, TO INVEST IN YOUR FUND ACCOUNT. PLEASE REFER TO THE SECTION ENTITLED
                  "SHAREHOLDER SERVICES" FOR MORE INFORMATION.

WHAT PRICE WILL I RECEIVE WHEN I BUY SHARES?


Your shares will be purchased at the Fund's public offering price calculated at the next 4:00 p.m. Eastern time after your purchase order is received in proper form by the Fund's transfer agent, BISYS Fund Services, Inc. (the "Transfer Agent"), at its Columbus office.

If you purchase shares through Bank of America, your broker or another Service Organization, the entity involved is responsible for transmitting your order and required funds to the Transfer Agent on a timely basis in accordance with the procedures in this Prospectus. Share purchases (and redemptions) executed through Bank of America or a Service Organization are executed only on days on which the particular institution and the Fund are open for business. Purchase orders received by a Service Organization in proper form by 4:00 p.m. Eastern time on a business day will be effected at the public offering price calculated at 4:00 p.m. Eastern time on that day, if the Service Organization transmits your order to the Transfer Agent by the end of the Transfer Agent's business day. Except as provided in the following two sentences, if the order is not received in proper form by a Service Organization by 4:00 p.m. Eastern time or not received by the Transfer Agent by the close of the Transfer Agent's business day, the order will be based upon the next determined purchase price. The Company may from time to time in its sole discretion appoint one or more entities as the Fund's agent to receive irrevocable purchase and redemption orders and to transmit them on a net basis to the Transfer Agent. In these instances orders received by the entity by 4:00 p.m. Eastern time on a business day will be effected as of 4:00 p.m. Eastern time that day if the order is actually received by the Transfer Agent not later than the next business morning accompanied by payment in federal funds.


WHAT ELSE SHOULD I KNOW TO MAKE A PURCHASE?

You must specify at the time of investment whether you are purchasing A, B or K Shares. Certificates for shares will not be issued.

Federal regulations require you to provide a certified taxpayer identification number upon opening or reopening an account.

If your check used for investment does not clear, a fee may be imposed by the Transfer Agent. All payments should be in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. Please remember that the Company reserves the right to reject any purchase order.

You should note that Bank of America, Service Organizations and registered investment advisers may charge a separate fee or transaction charge to their clients for providing them with administrative services related to their investment in Fund shares. These fees could constitute a substantial portion of smaller accounts and may not be in an investor's best interest. Bank of America and Service Organizations may also impose minimum customer account and other requirements in addition to those imposed by the Fund. If you purchase or redeem shares directly from the Fund, you may do so without incurring any charges other than those described in this Prospectus.

HOW TO SELL SHARES

HOW DO I REDEEM MY SHARES?

Pacific Horizon Funds, Inc. makes it easy to sell, or "redeem," shares. The value of the shares you redeem may be more or less than your cost, depending on the Fund's current net asset value.

If you purchased your shares through an account at Bank of America, your Broker or another Service Organization, you may redeem all or part of your shares in accordance with the instructions pertaining to that account. If you are also the shareholder of record on the Company's books, you may redeem shares in accordance with the procedures described in the chart below as well as those of your account. To use the redemption methods described below, you must arrange with Bank of America or your Service Organization for delivery of the required application(s) to the Transfer Agent.

                                 TO SELL SHARES
      Through Bank of America, your Broker or another Service Organization
         (ORDERS ARE NOT EFFECTIVE UNTIL RECEIVED BY THE TRANSFER AGENT)

                     Contact them directly for instructions.
                             THROUGH THE DISTRIBUTOR
           (IF YOU ARE A SHAREHOLDER OF RECORD ON THE COMPANY'S BOOKS)

BY MAIL

Pacific Horizon            Send a signed, written request (each owner, including each
International              joint owner, must sign) to the Transfer Agent.
Equity Fund
c/o Pacific Horizon
Funds, Inc.
P.O. Box  182089
Columbus, OH
43218-2089

IN PERSON
BISYS Fund                 Deliver your signed, written request (each owner, including
Services, Inc.             each joint owner, must sign) to the address on the left.
3435 Stelzer Road
Columbus, OH
43219-3035

BY WIRE                    As soon as appropriate information regarding your bank
                           account has been established on your Fund account, you may write, telephone or telegraph redemption requests to the
                           Transfer Agent, and redemption proceeds will be wired in
                           federal funds to the commercial bank you have specified.
                           Information regarding your bank account may be provided on the Account Application or in a signature guaranteed letter of instruction to the Transfer Agent.  Signature guarantee requirements are discussed in the section entitled "What
                           Kind Of Paperwork Is Involved In Selling Shares?".

                           Redemption proceeds will normally be wired the business day after your request and any other necessary documents have been received by the Transfer Agent.

                           Wire Privileges apply automatically unless you indicate on the
                           Account Application or in a subsequent written notice to the
                           Transfer Agent that you do not wish to have them.

                           Requests must be for at least $1,000 and may be subject to limits on frequency and amount.

                           Wire Privileges may be modified or suspended at any time, and are not available for shares issued in certificate form.

                           Contact your bank for information on any charges imposed by the bank in connection with receipt of redemptions by wire.

                                      TO SELL SHARES


BY TELETRADE             You may redeem Fund shares (minimum of $500 and maximum of
(a service               $50,000 per transaction) by telephone after appropriate
permitting               information regarding your bank account has been
transfers of money       established on your Fund account.  This information may be
to your checking,        provided on the Account Application or in a signature
NOW or bank money        guaranteed letter of instruction to the Transfer Agent.
market account)          Signature guarantee requirements are discussed in the
                         section entitled "What Kind Of Paperwork Is Involved In
                         Selling Shares?".

                         Redemption orders may be placed by calling 800-346-2087.

                         TeleTrade Privileges apply automatically unless you indicate on the Account Application or in a subsequent written notice to the Transfer
                         Agent that you do not wish to have them.

                         You should refer to the "Shareholder Services" section for additional important information about the TeleTrade
                         Privilege.

                OTHER REDEMPTION OPTIONS, INCLUDING EXCHANGES AND
           AUTOMATIC WITHDRAWALS, ARE ALSO AVAILABLE. PLEASE REFER TO
        THE SECTION ENTITLED "SHAREHOLDER SERVICES" FOR MORE INFORMATION.

WHAT NAV WILL I RECEIVE FOR SHARES I WANT TO SELL?

Redemption orders are effected at the net asset value per share next determined after receipt of the order in proper form by the Transfer Agent at its Columbus office. Although the Fund itself imposes no charge when A Shares are redeemed (except pursuant to the Large Purchase Exemption described above), if you purchase shares through Bank of America or a Service Organization, they may charge a fee for providing certain services in connection with investments in Fund shares.

When you redeem your B Shares within 6 years of purchase (or longer if your shares have been exchanged for Pacific Horizon Shares of the Pacific Horizon Prime Fund), you may be subject to a contingent deferred sales charge as described above.

The Fund imposes no charge when K Shares are redeemed.

The Company reserves the right to redeem accounts (other than 401(k), IRA and non-working spousal IRA accounts) involuntarily if, after sixty days' written notice, the account's net asset value remains below a $500 minimum balance. The contingent deferred sales charge will not be imposed upon such involuntary redemptions.

WHAT KIND OF PAPERWORK IS INVOLVED IN SELLING SHARES?

Redemption requests must be signed by each shareholder, including each joint owner. When redeeming shares, you should indicate whether you are redeeming A, B or K Shares. If you own both A or K and B Shares of the Fund, A or K Shares will be redeemed first unless you request otherwise. Certain types of redemption requests will need to include a signature guarantee. Signature guarantees must accompany redemption requests for (i) an amount in excess of $50,000 per day,
(ii) any amount if the redemption proceeds are to be sent somewhere other than the address of record on the Company's books, or (iii) an amount of $50,000 or less if the address of record has not been on the Company's books for sixty days.

You may obtain a signature guarantee from: (i) a bank which is a member of the FDIC; (ii) a trust company; (iii) a member firm of a national securities exchange; or (iv) another eligible guarantor institution. Guarantees must be signed by an authorized signatory of the guarantor institution and be accompanied by the words "Signature Guaranteed." The Transfer Agent will not accept guarantees from notaries public.

HOW QUICKLY CAN I RECEIVE MY REDEMPTION PROCEEDS?

The Company will make payment for all shares redeemed after the Transfer Agent receives a request in proper form, except as provided by the rules of the Securities and Exchange Commission. If the shares to be redeemed have been purchased by check or by TeleTrade, the Company will, upon the clearance of the purchase check or TeleTrade payment, mail the redemption proceeds within seven business days. This does not apply to situations where the Fund receives payment in cash or immediately available funds for the purchase of shares. The Company may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend the recordation of the transfer of shares) for such periods as are permitted under the 1940 Act.

Bank of America and the Service Organizations are responsible for transmitting redemption orders and crediting their customers' accounts with redemption proceeds on a timely basis.

DO I HAVE ANY REINSTATEMENT PRIVILEGES AFTER I HAVE REDEEMED SHARES?



You may reinvest all or any portion of your redemption proceeds in shares of the Fund, in shares of the same class of the Fund out of which you redeemed, in like shares of another Fund in the Pacific Horizon Family of Funds or in like shares of any investment portfolio of Time Horizon Funds within 90 days of your redemption trade date without paying a sales load. Upon such a reinvestment, the Fund's distributor will credit to your account any contingent deferred sales charge imposed on any redeemed B Shares, A Shares subject to the Large
Purchase Exemption or any Pacific Horizon Shares of the Pacific Horizon Prime Fund. Shares so reinvested will be purchased at a price equal to the net asset value next determined after the Transfer Agent receives a reinstatement request and payment in proper form.

If you wish to use this Privilege, you must submit a written reinstatement request to the Transfer Agent stating that you are eligible to use the Privilege. The reinstatement request and payment must be received within 90 days of the trade date of the redemption. Currently, there are no restrictions on the number of times you may use this Privilege.

Generally, exercising the Reinstatement Privilege will not affect the character of any gain or loss realized on redemption for federal income tax purposes. However, if a redemption results in a loss, the reinstatement may result in the loss being disallowed under IRS "wash sale" rules.

                       DIVIDEND AND DISTRIBUTION POLICIES


Shareholders of the Fund are entitled to dividends and distributions arising from the net investment income and net realized gains, if any, earned on investments in the Fund which are allocable to the Fund. The Fund's net income and net realized capital gains (if any) are distributed at least annually.


You will automatically receive dividends and capital gain distributions in additional shares of the same class of shares of the Fund for which the dividend was declared without a sales load unless you: (i) elect in writing to receive payment in cash; or (ii) elect to participate in the Directed Distribution Plan described in the section entitled "Can My Dividends From A Fund Be Invested In Other Funds?"

To elect to receive payment in cash, or to revoke such election, you must do so in writing to the Transfer Agent, at P.O. Box 80221, Los Angeles, California 90080-9909. The election or revocation will become effective with respect to dividends paid after it is received by the Transfer Agent.

                              SHAREHOLDER SERVICES

  PACIFIC HORIZON FUNDS, INC. PROVIDES A VARIETY OF WAYS TO MAKE MANAGING YOUR
                          INVESTMENTS MORE CONVENIENT.

Some or all of the following services and privileges as well as others described in this Prospectus may not be available for, or may have different conditions imposed on them than as described in this Prospectus with respect to, certain clients of Bank of America and particular Service Organizations. Consult these entities for more information.


                    CAN I USE THE FUND IN MY RETIREMENT PLAN?


The Company makes available Individual Retirement Accounts ("IRAs"), including IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs") and IRA "Rollover Accounts."

YOUR INVESTMENTS GROW TAX DEFERRED UNTIL WITHDRAWAL AT RETIREMENT AND IN MANY CASES THE INITIAL INVESTMENT IS TAX DEDUCTIBLE.

The contingent deferred sales charge with respect to B Shares and A Shares subject to the Large Purchase Exemption will not be charged on redemptions in connection with minimum required distributions from an IRA due to a shareholder having reached age 70-1/2. For details, contact the Fund's distributor at 800-332-3863. Investors should also read the IRA Disclosure Statement and the Bank Custodial Agreement for further details on eligibility, service fees and tax implications, and should consult their tax advisers.

Additionally, K Shares are available to businesses and other organizations that participate in the Daily Advantage(R) Program sponsored by Bank of America and to Qualified IRA Rollovers.

                      CAN I EXCHANGE MY INVESTMENT FROM ONE
                                FUND TO ANOTHER?


As a shareholder, you have the privilege of exchanging your shares for: like shares of another Pacific Horizon Fund, or like shares of any Time Horizon Fund, provided that such other shares may be legally sold in your state of residence. Specifically, A Shares may be exchanged for other A Shares, B Shares may be exchanged for other B Shares, and K Shares may be exchanged for other K Shares. NO ADDITIONAL SALES LOAD WILL BE INCURRED WHEN EXCHANGING A SHARES PURCHASED WITH A SALES LOAD FOR A SHARES OF ANOTHER LOAD FUND OF THE COMPANY OR TIME HORIZON FUNDS. B SHARES MAY BE EXCHANGED FOR B SHARES OR FOR PACIFIC HORIZON SHARES OF THE PACIFIC HORIZON PRIME FUND WITHOUT THE PAYMENT OF ANY CONTINGENT DEFERRED SALES CHARGE AT THE TIME THE EXCHANGE IS MADE. IN ADDITION, PACIFIC HORIZON SHARES OF THE PACIFIC HORIZON PRIME FUND THAT WERE ACQUIRED THROUGH AN EXCHANGE OF B SHARES, MAY BE EXCHANGED FOR B SHARES WITHOUT THE PAYMENT OF ANY CONTINGENT DEFERRED SALES CHARGE AT THE TIME THE EXCHANGE IS MADE. IN DETERMINING THE HOLDING PERIOD FOR CALCULATING THE CONTINGENT DEFERRED SALES CHARGE PAYABLE UPON REDEMPTION OF B SHARES, THE HOLDING PERIOD OF THE SHARES ORIGINALLY HELD WILL BE ADDED TO THE HOLDING PERIOD OF THE SHARES ACQUIRED THROUGH THE EXCHANGE UNLESS THE SHARES ACQUIRED THROUGH THE EXCHANGE ARE PACIFIC HORIZON SHARES OF THE PACIFIC HORIZON PRIME FUND. THE TIME PERIOD DURING WHICH PACIFIC HORIZON SHARES OF THE PACIFIC HORIZON PRIME FUND ACQUIRED THROUGH AN EXCHANGE ARE HELD IS NOT INCLUDED WHEN THE AMOUNT OF THE CONTINGENT DEFERRED SALES CHARGE IS CALCULATED.

Neither a contingent deferred sales load nor a front-end sales load will be imposed if a shareholder who has entered a Fund under the Large Purchase Exemption exchanges shares between Funds of the Company or Time Horizon Funds. However, shares acquired in the exchange will remain subject to the contingent deferred sales load discussed above. The contingent deferred sales load is calculated as a percentage of the lesser of the current market value or the cost of the shares being redeemed. This means that this charge will not be imposed upon increases in net asset value above the initial purchase price or upon reinvested dividends. In determining whether a contingent deferred sales charge is applicable to a redemption of such shares, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of your holdings of shares above the total amount of payments for the purchase of shares during the preceding 2 years; then of amounts representing the cost of shares held beyond the applicable contingent deferred sales charge period; and finally, of amounts representing the cost of the shares held for the longest period of time.

An investment in the Fund automatically entitles you to use this Privilege, unless you indicate on the Account Application or in a subsequent letter to the Transfer Agent that you do not wish to use this Privilege.

Fund shares being exchanged must have a current value of at least $500 and are subject to the minimum initial investment requirements of the particular fund into which the exchange is being made. You may obtain prospectuses regarding the funds into which you wish to make an exchange from your Service Organization or the Fund's distributor.

You may provide exchange instructions by telephone by calling the Transfer Agent at 800-346- 2087. (See the section below entitled "What Is TeleTrade?" for a description of the Company's policy regarding responsibility for telephone instructions.) You may also send exchange instructions in writing by following directions set forth previously under "How to Sell Shares."

An exchange is considered a sale of shares of a Fund and the purchase of shares of another Fund and may result in a capital gain or loss for federal income tax purposes.

If you would like more information on making an exchange, please read the Statement of Additional Information and consult your Service Organization or the Fund's distributor.

The Fund reserves the right to reject any exchange request and the Exchange Privilege may be modified or terminated at any time. At least 60 days' notice of any material modification to or termination of the Exchange Privilege will be given to shareholders except where notice is not required under the regulations of the Securities and Exchange Commission.


                               WHAT IS TELETRADE?


TELETRADE IS A SERVICE WHICH ALLOWS YOU TO AUTHORIZE ELECTRONIC TRANSFERS OF MONEY TO PURCHASE SHARES IN OR REDEEM SHARES FROM AN ESTABLISHED FUND ACCOUNT. THE SERVICE MAY BE USED LIKE AN "ELECTRONIC CHECK" TO MOVE MONEY BETWEEN AN ACCOUNT AT A FINANCIAL INSTITUTION AND A FUND ACCOUNT WITH A SINGLE TELEPHONE CALL.

Purchase and redemption proceeds with respect to TeleTrade transactions will be transferred between your Fund account and the checking, NOW or bank money market account designated by you. Only an account maintained at a domestic financial institution that is an Automated Clearing House member may be so designated. TeleTrade purchases will be effected at the public offering price next determined after the Transfer Agent receives payment for the transaction. Redemption proceeds will be on deposit in your account at your financial institution generally two business days after the redemption request is received by the Transfer Agent. You may also request receipt of your redemption proceeds by check, which will only be payable to the registered owners of your Fund account and will be sent only to the address of record.

You should note that the Transfer Agent may act upon a telephone redemption request (including a telephone wire redemption request) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Neither the Company nor any of its service contractors will be liable for any loss or expense caused by acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Company will use such procedures as are considered reasonable, including requesting certain personal or account information to confirm the identity of the shareholder. If you should experience difficulty in contacting the Transfer Agent to place telephone redemptions (including telephone wire redemptions), for example because of unusual market activity, you are urged to consider redeeming your shares by mail or in person.

The Company may modify the TeleTrade Privilege at any time or charge a service fee upon notice to shareholders. No such fee currently is contemplated.


                   CAN I ARRANGE TO HAVE AUTOMATIC INVESTMENTS
                            MADE ON A REGULAR BASIS?


YOU MAY ARRANGE, THROUGH THE AUTOMATIC INVESTMENT PROGRAM, FOR SYSTEMATIC INVESTMENTS IN YOUR FUND ACCOUNT IN AMOUNTS OF $50 OR MORE BY DIRECTLY DEBITING YOUR ACCOUNT AT YOUR FINANCIAL INSTITUTION. At your option, your checking, NOW or bank money market account designated by you will be debited in the specified amount, and Fund shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only accounts maintained at a domestic financial institution which permits automatic withdrawals and is an Automated Clearing House member are eligible. The Automatic Investment Program is one means by which you may use Dollar Cost Averaging in making investments.


                          WHAT IS DOLLAR COST AVERAGING
                           AND HOW CAN I IMPLEMENT IT?


DOLLAR COST AVERAGING INVOLVES INVESTING A FIXED DOLLAR AMOUNT AT REGULAR PREDETERMINED INTERVALS. BECAUSE MORE SHARES ARE BOUGHT DURING PERIODS WITH LOWER SHARE PRICES AND FEWER SHARES ARE BOUGHT WHEN THE PRICE IS HIGHER, YOUR AVERAGE COST PER SHARE MAY BE REDUCED. You may also implement Dollar Cost Averaging on your own initiative or through other entities.

In order to be effective, Dollar Cost Averaging should be followed on a sustained, consistent basis. You should be aware, however, that shares bought using Dollar Cost Averaging are made without regard to their price on the day of investment or to market trends. In addition, while you may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if you ultimately redeem your shares at a price that is lower than their purchase price.

To establish an Automatic Investment Account that uses the Dollar Cost Averaging method, check the appropriate box and supply the necessary information on the Account Application or in a subsequent written request to the Transfer Agent.

You may cancel this Privilege or change the amount of purchase at any time by mailing written notification to the Transfer Agent.

Notification will be effective three business days following receipt. The Fund may modify or terminate this Privilege at any time or charge a service fee, although no such fee currently is contemplated.


                       CAN I ARRANGE PERIODIC WITHDRAWALS?


IF YOU ARE A SHAREHOLDER WITH A FUND ACCOUNT VALUED AT $5,000 OR MORE, YOU MAY WITHDRAW AMOUNTS IN MULTIPLES OF $50 FROM YOUR ACCOUNT ON A MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL BASIS THROUGH THE AUTOMATIC WITHDRAWAL PLAN.

At your option, monthly, quarterly, semi-annual or annual withdrawals will be made on either the first or fifteenth day of the particular month selected. To participate in this Plan, check the appropriate box and supply the necessary information on the Account Application or in a subsequent signature guaranteed written request to the Transfer Agent. Purchases of additional shares concurrently with withdrawals are ordinarily not advantageous because of the Fund's sales load. Use of this Plan may also be disadvantageous for B Shares or A Shares subject to the Large Purchase Exemption due to the potential need to pay a contingent deferred sales charge.


                   CAN MY DIVIDENDS FROM THE FUND BE INVESTED
                                 IN OTHER FUNDS?


You may elect to have your dividends, capital gains distributions, or both ("distribution proceeds") received from a non-retirement Fund account automatically invested in shares of any other investment portfolio of the Company, or in like shares of any Time Horizon Fund, provided such shares are held in a non-retirement account. To participate in this program, known as the Directed Distribution Plan, check the appropriate box and supply the necessary information on the Account Application or subsequently send a written request to the Transfer Agent. Participants in the Directed Distribution Plan are subject to the minimum initial investment requirements of the particular fund involved. Investments will be made at a price equal to the net asset value of the purchased shares next determined after receipt of the distribution proceeds by the Transfer Agent.

There are no subsequent investment requirements for accounts to which distribution proceeds are directed nor are service fees currently charged for effecting these transactions.

                   IS THERE A SALARY DEDUCTION PLAN AVAILABLE?


YOU MAY PURCHASE FUND SHARES BY HAVING PAYMENTS AUTOMATICALLY DEPOSITED INTO YOUR FUND ACCOUNT (MINIMUM OF $50 AND MAXIMUM OF $50,000 PER TRANSACTION) IF YOU RECEIVE A FEDERAL SALARY, SOCIAL SECURITY OR CERTAIN VETERAN'S, MILITARY OR OTHER PAYMENTS FROM THE FEDERAL GOVERNMENT. Subject to these limitations, you may deposit as much of your payments as you wish.

For instructions on how to enroll in this Direct Deposit Program, call the Transfer Agent at 800- 346-2087.

Note: Death or legal incapacity will terminate participation in the Program. You may also choose at any time to terminate your participation by notifying the appropriate federal agency in writing. Further, the Fund may terminate your participation after 30 days' notice.

                            THE BUSINESS OF THE FUND

FUND MANAGEMENT


The business affairs of Pacific Horizon Funds, Inc. are managed under the general supervision of its Board of Directors. Information about the Directors and Officers of the Company is included in the Statement of Additional Information under "Management."


EXPENSES


Operating expenses borne by the Fund include taxes, fees and expenses of the directors, and officers, investment advisory, administration, custodial and transfer agency fees, certain insurance premiums, outside auditing and legal expenses, cost of shareholder reports and meetings and any extraordinary expenses. Fund expenses also include Securities and Exchange Commission fees, state securities qualification fees, cost of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and certain shareholder servicing fees. Except as noted in this Prospectus, the service contractors bear all expenses in connection with the performance of their services, and the Fund bears the expenses incurred in their operation.

SERVICE PROVIDERS

INVESTMENT ADVISER


Bank of America serves as Investment Adviser of the Fund. Bank of America is a subsidiary of BankAmerica Corporation, a registered bank holding company. Its principal offices are located at 555 California Street, San Francisco, California 94104.


Formed in 1904, Bank of America is a national banking association that provides commercial banking and trust business through an extensive system of branches across the western United States. Bank of America's principal banking affiliates operate branches in ten U.S. states as well as corporate banking, business credit and thrift offices in major U.S. cities. In addition, it has branches, corporate offices and representative offices in 36 foreign countries.


In its advisory agreement, Bank of America has agreed to manage the Fund's investments and to be responsible for, place orders for, and make decisions with respect to, all purchases and sales of the Fund's securities. The advisory agreement also provides that Bank of America may, in its discretion, provide advisory services through its own employees or employees of one or more of its affiliates that are under the common control of Bank of America's parent, BankAmerica Corporation, provided such employees are under the management of Bank of America. Bank of America may also employ a sub-adviser provided that Bank of America remains fully responsible to the Fund for the acts and omissions of the sub-adviser. In addition, notwithstanding any such employment or association, Bank of America shall itself (a) establish and monitor general investment criteria and policies for the Fund, (b) review and analyze on a periodic basis the Fund's portfolio holdings and transactions in order to determine their appropriateness in light of the Fund's shareholder base, and (c) review and analyze on a periodic basis the policies established by any sub-adviser for the Fund with respect to the placement of orders for the purchase and sale of portfolio securities.

Since the commencement of operations of the Fund, E. Keith Wirtz has been the manager of the Fund. Mr. Wirtz is a senior vice president and chief investment officer of Bank of America, his employer since 1992. Previously, he was trust investment manager with Security Pacific Bank for a ten year period. Mr. Wirtz is a Chartered Financial Analyst.

For the services provided and expenses assumed under the advisory agreement, Bank of America is entitled to receive a fee at the annual rate of 0.75% of the Fund's average daily net assets. This fee is higher than that paid by other investment companies but is comparable to fees paid by other investment companies with similar investment objectives and policies. This amount may be reduced pursuant to undertakings by Bank of America. (See the information below under "Fee Waivers").


In addition, Bank of America and its affiliates may be entitled to fees under the Shareholder Services Plan, Distribution and Services Plan, Distribution Plan and Administrative and

Shareholder Services Plan as described under "Plan Payments" below, and may receive fees charged directly to their accounts in connection with investments in Fund shares.


SUB-ADVISER

Wellington Management Company, LLP, ("Wellington Management") a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109 , provides sub-advisory services to the Fund. Subject to the oversight and supervision of the Adviser and the Company's Board of Directors, the Sub-Adviser will provide a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Fund. Wellington Management will from time to time determine what securities and other investments will be purchased, retained or sold by the Fund.

Wellington Management is entitled to a fee, payable by the Adviser, for its services and expenses incurred with respect to the Fund. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Fund's average daily net assets), which vary according to the level of fund assets: 0.40% on the Fund's first $50 million of average daily net assets, 0.30% on the next $100 million, 0.25% on the next $350 million and 0.20% of the Fund's average daily net assets in excess of $500 million.

Since January 1, 1997, the International Equity Fund has been managed by Wellington Management's Global Equity Strategy Group, a group of global portfolio managers and senior investment professionals headed by Trond Skramstad. Mr. Skramstad joined Wellington Management in 1993 as the firm's Director of International Equity Investments. Prior to joining Wellington Management, Mr. Skramstad was a Principal at Scudder, Stevens & Clark, Inc.

ADMINISTRATOR

The BISYS Group, Inc. ("BISYS") serves as Administrator of the Fund . Its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219-3035 and 150 Clove Road, Little Falls, New Jersey 07424. Prior to November 1, 1996, Concord Holding Corporation ("Concord"), an indirect, wholly-owned subsidiary of BISYS served as administrator.

Under its administration agreements with the Company , BISYS has agreed to: pay the costs of maintaining the offices of the Company ; provide a facility to receive purchase and redemption orders; provide statistical and research data, data processing services, and clerical services; coordinate the preparation of reports to shareholders of the Fund and the Securities and Exchange Commission; prepare tax returns; maintain the registration or qualification of the Fund's shares for sale under state securities laws; maintain books and records of the Fund ; calculate the net asset value of the Fund ; calculate the dividends and capital gains distributions paid to shareholders and generally assist in all aspects of the operations of the Fund.

For its services as administrator, BISYS is entitled to receive an administration fee from the Fund at the annual rate of 0.20% of the Fund's average daily net assets . This amount may be reduced pursuant to undertakings by BISYS. (See the information below under "Fee Waivers").

Pursuant to the authority granted in its administration agreements, BISYS or a subcontractor has entered into an agreement with PFPC, Inc. ("PFPC") under which PFPC and an off-shore affiliate of PFPC perform certain of the services listed above, e.g., calculating the net asset value of the Fund , calculating dividends and capital gains distributions to shareholders, and maintaining the books and records of the Fund . The Fund bears all fees and expenses charged by PFPC for these services.


DISTRIBUTOR


The Fund's shares are sold on a continuous basis by Concord Financial Group, Inc. (the "Distributor"). The Distributor is an indirect, wholly owned subsidiary of BISYS and is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


CUSTODIAN AND TRANSFER AGENT


PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, Pennsylvania, 19101 serves as the Custodian of the Fund . BISYS Fund Services, Inc., a wholly-owned subsidiary of BISYS, is the transfer and dividend disbursing agent of the Fund and is located at 3435 Stelzer Road, Columbus, Ohio 43219-3035.


FEE WAIVERS


Except as noted in this Prospectus, the service contractors bear all expenses in connection with the performance of their services, and the Fund bears the expenses incurred in its operations. Expenses can be reduced by voluntary fee waivers and expense reimbursements by Bank of America and other service providers as well as by certain expense limitations imposed by state securities regulators. Periodically, during the course of the Fund's fiscal year, Bank of America, BISYS and/or the Distributor may prospectively choose not to receive fee payments and/or may assume certain Fund expenses as a result of competitive pressures and in order to preserve and protect the business and reputation of BISYS and Bank of America. However, the service providers retain the ability to discontinue such fee waivers and/or expense reimbursements at any time.

                                 TAX INFORMATION
                 YOU WILL BE ADVISED AT LEAST ANNUALLY REGARDING
         THE FEDERAL INCOME TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS
        MADE TO YOU. YOU SHOULD SAVE YOUR ACCOUNT STATEMENTS BECAUSE THEY
               CONTAIN INFORMATION YOU WILL NEED TO CALCULATE YOUR
               CAPITAL GAINS OR LOSSES UPON YOUR ULTIMATE SALE OR
                         EXCHANGE OF SHARES IN THE FUND.

As with any investment, you should consider the tax implications of an investment in the Fund. The following is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders. Consult your tax adviser with specific reference to your own tax situation.

FEDERAL TAXES


The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"), for the current taxable year, and the Fund intends that it will so qualify in future years as long as such qualification is in the best interests of its shareholders. As a result of this qualification, the Fund generally is not required to pay federal income taxes to the extent its earnings are distributed in accordance with the Code.


Distributions (whether received in cash or additional shares) derived from ordinary income and/or the excess of net short-term capital gains over net long-term capital loss are taxable to you as ordinary income. It is not anticipated that any such distribution from the Fund will qualify for the dividends received deduction allowed to corporations.

Any distribution you receive comprised of the excess of net long-term capital gains over net short-term capital losses ("capital gain dividend") will be taxed as a long-term capital gain no matter how long you have held Fund shares. Such dividends are not eligible for the dividends received deduction allowed to corporations.

A distribution paid to you by the Fund in January of a particular year will be deemed for tax purposes to have been received by you on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a specified date in October, November or December of that preceding year. If you are considering buying shares of the Fund on or just before the record date of a dividend, you should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to you.

You may realize a taxable capital gain (or loss) upon redemption or exchange of Fund shares, depending upon the tax basis of your shares and their price at the time of such redemption or exchange. If you hold Fund shares for six months or less and during that time receive a capital gain dividend on those shares, any loss realized on the sale or exchange of those shares will be treated as a long-term capital loss to the extent of the capital gain dividend.

Generally, you may include sales loads incurred in the purchase of Fund shares in your tax basis when determining your gain (or loss) on a redemption or exchange of these shares. However, if you exchange such shares for shares of another investment portfolio of the Company within 90 days of the purchase and are able to reduce the sales load on the new shares through the Exchange Privilege, the reduction may not be included in the tax basis of your exchanged shares for the purpose of calculating your gain or loss from the exchange. It may be included in the tax basis of the new shares, subject to this same limitation.


Certain interest income and dividends earned by the Fund from foreign securities is expected to be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. The Fund may make this election. As a consequence, the amount of these foreign taxes paid by the Fund will be included in the income of the Fund's shareholders pro rata (in addition to taxable distributions actually received by them), and a shareholder will be entitled either (a) to credit their proportionate amount of such taxes against his U.S. federal income tax liabilities, or (b) if they itemize their deductions, to deduct such proportionate amounts from their U.S. income.

Certain realized gains or losses on the sale or retirement of foreign bonds held by the Fund, to the extent attributable to fluctuations in currency or exchange rates, as well as other gains or losses attributable to exchange rate fluctuations, are typically treated as ordinary income or loss. Such income or loss may increase or decrease (or possibly eliminate) income available for distribution. If, under the rules governing the tax treatment of foreign currency gains and losses, income available for distribution is decreased or eliminated, all or a portion of the dividends declared by the Fund may be treated for federal income tax purposes as a return of capital, or, in some circumstances, as capital gains. Generally, your tax basis in your Fund shares will be reduced to the extent that an amount distributed to you is treated as a return of capital.


The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the dividends paid to any investor (i) who has provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (ii) who is subject to withholding by the Internal Revenue Service for failure properly to include on this return payments of interest or dividends, or (iii) who has failed to certify to the Fund, when required to do so, that he is not subject to backup withholding or that he is an "exempt recipient."

State and Local Taxes

You should consult your tax adviser regarding state and local tax consequences which may differ from the federal tax consequences described above.

                              MEASURING PERFORMANCE

            THE FUND'S PERFORMANCE MAY BE QUOTED IN TERMS OF AVERAGE
           ANNUAL TOTAL RETURN AND AGGREGATE TOTAL RETURN. PERFORMANCE INFORMATION IS HISTORICAL AND IS NOT INTENDED TO INDICATE FUTURE RESULTS.

Average annual total return reflects the average annual percentage change in value of an investment in the Fund over the period being measured, while aggregate total return reflects the total percentage change in value over the period being measured.

Periodically, the Fund's total return (calculated on an average annual total return and/or an aggregate total return basis for various periods) may be quoted in advertisements or in communications to shareholders. Both methods of calculating total return assume dividends and capital gains distributions made by the Fund during the period are reinvested in Fund shares, and include the maximum front-end sales charge for A Shares and the applicable contingent deferred sales charge for B Shares. The Fund may also advertise total return data without reflecting the sales load imposed on the purchase of Fund shares in accordance with the rules of the Securities and Exchange Commission. Quotations that do not reflect the sales load will, of course, be higher than quotations that do reflect sales loads.

The Fund may compare its total return to that of other mutual funds with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance. For example, the Fund's total return may be compared to data prepared by: Lipper Analytical Services, Inc.; Mutual Fund Forecaster; Morningstar; Micropal; Wiesenberger Investment Companies Services; or CDA Investment Technologies, Inc.


Total return data as reported in national financial publications such as Money, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing Fund performance. The Fund's total return also may be compared to indices such as: the Europe, Asia and Far East Index ("EAFE"); the Dow Jones Industrial Average; the Financial Times World Stock Index; the Lipper International Fund Index; the Standard & Poor's 500 Stock Index; the Wilshire 5000 Equity Indexes; or the Consumer Price Index.

Since the Fund's performance will fluctuate, it should not be compared with bank deposits, savings accounts and similar investments that often provide an agreed or guaranteed fixed yield for a stated period of time. Performance is generally a function of the kind and quality of the instruments in a portfolio, portfolio maturity, operating expenses and market conditions. Not included in the Fund's calculations of total return are fees charged by Bank of America and Service Organizations directly to their customer accounts in connection with investments in the Fund (e.g. account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income).

                              DESCRIPTION OF SHARES
  THE COMPANY IS A MARYLAND CORPORATION THAT WAS ORGANIZED ON OCTOBER 27, 1982.

ABOUT THE COMPANY

THE COMPANY'S CHARTER AUTHORIZES THE BOARD OF DIRECTORS TO ISSUE UP TO TWO HUNDRED BILLION FULL AND FRACTIONAL SHARES OF CAPITAL STOCK ($.001 PAR VALUE PER SHARE) AND TO CLASSIFY AND RECLASSIFY ANY AUTHORIZED AND UNISSUED SHARES INTO ONE OR MORE CLASSES OF SHARES.

The Board of Directors has authorized the issuance of 40 million shares of Class T Common Stock, 60 million shares of Class T--Special Series 3 Common Stock and 50 million shares of Class T--Special Series 5 Common Stock, representing interests in the Fund; and additional classes of shares representing interests in other investment portfolios of the Company. Class T Common Stock are the "A" Shares; Class T--Special Series 3 Common Stock are the "B" Shares and Class T--Special Series 5 Common Stock are the "K" Shares. The Board of Directors may similarly classify or reclassify any class of shares (including unissued Class T Common Stock, Class T--Special Series 3 Common Stock or Class T--Special Series 5 Common Stock) into one or more series. For more information about the Company's other portfolios, contact the Company at the telephone number listed on the inside cover page.

Shares representing interests in the Fund are entitled to participate in the dividends and distributions declared by the Board of Directors and in the net distributable assets of the Fund upon liquidation. Fund shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in this Prospectus, Fund shares will be fully paid and non-assessable.

VOTING RIGHTS

SHAREHOLDERS ARE ENTITLED TO ONE VOTE FOR EACH FULL SHARE HELD AND FRACTIONAL VOTES FOR FRACTIONAL SHARES HELD. Fund shares have cumulative voting rights to the extent that may be required by applicable law. Additionally, shareholders will vote in the aggregate and not by class or series, except as required by law (or when permitted by the Board of Directors). Only A Shares will vote on matters relating solely to A Shares, B Shares will vote on matters relating solely to B Shares, and K Shares will vote on matters relating solely to K Shares. The Fund does not presently intend to hold annual meetings of shareholders to elect directors or for other business unless and until such time as less than a majority of the directors holding office has been elected by the shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. Under certain circumstances, however, shareholders have the right to call a shareholder meeting to consider the removal of one or more directors. Such meetings will be held when requested by the shareholders of 10% or more of the Company's outstanding shares of common stock. The Fund will assist in shareholder communications in such matters to the extent required by law and the Company's undertaking with the Securities and Exchange Commission.

                                  PLAN PAYMENTS

             THE COMPANY HAS ADOPTED A SHAREHOLDER SERVICES PLAN (THE
             "PLAN") FOR A SHARES, A DISTRIBUTION AND SERVICES PLAN
                  FOR B SHARES, AND A DISTRIBUTION PLAN AND AN
           ADMINISTRATIVE AND SHAREHOLDER SERVICES PLAN FOR K SHARES.

The Company has adopted a Shareholder Services Plan for A Shares, under which the A Shares of the Fund reimburse the Distributor for shareholder servicing fees the Distributor pays to Service Organizations. The Company has also adopted a Distribution and Services Plan pursuant to Rule 12b-1 under the 1940 Act, under which the B Shares of the Fund reimburse the Distributor for services rendered and costs incurred in connection with distribution of the B Shares and for shareholder servicing fees the Distributor pays to Service Organizations. The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act under which the K Shares of the Fund reimburse the Distributor for services rendered and costs incurred in connection with distribution of the K Shares. The Company has also adopted an Administrative and Shareholder Services Plan for K Shares, under which K Shares of the Fund reimburse the Distributor for administrative and shareholder servicing fees the Distributor pays to Service Organizations.

SHAREHOLDER SERVICES PLAN

Shareholder servicing expenses include expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for support services for the beneficial owners of Fund shares, such as: establishing and maintaining accounts and records relating to the Service Organization's clients who invest in Fund shares; assisting those clients in processing exchange and redemption requests and in changing dividend options and account designations; and responding to inquiries from clients concerning their investments.

Under the Plan, payments by the Fund for shareholder servicing expenses may not exceed 0.25% (annualized) of the average daily net assets of the Fund's A Shares. Excluded from this calculation, however, are all shares acquired via a transfer of assets from trust and agency accounts at Bank of America. This amount may be reduced pursuant to undertakings by the Distributor.

If in any month the Distributor is due more monies than are immediately payable because of the percentage limitation described above, the unpaid amount is "carried forward" from month to month while the Plan is in effect until such time when it may be paid. However, any "carried forward" amounts will not be payable beyond the fiscal year during which the amounts are accrued. No interest, carrying or other finance charge is borne by the Fund with respect to the amount "carried forward."

The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting securities. If a bank were prohibited from acting as a Service Organization, its shareholder clients would be permitted to remain Company shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the Company might occur and a shareholder serviced by such bank might no longer be able to avail itself of the automatic investment or other services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

DISTRIBUTION AND SERVICES PLAN, DISTRIBUTION PLAN AND ADMINISTRATIVE AND SHAREHOLDER SERVICES PLAN

Under the Distribution and Services Plan and Distribution Plan, the Fund pays the Distributor for distribution expenses primarily intended to result in the sale of the Fund's B and K Shares and with respect to B Shares, for shareholder servicing expenses. Such distribution expenses include expenses incurred in connection with advertising and marketing the Fund's B and K Shares; payments to Service Organizations for assistance in connection with the distribution of B and K Shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Fund (except those used for regulatory purposes, for solicitation or distribution to existing or potential A shareholders, or for distribution to existing B and K shareholders of the Fund) and in implementing and operating the Distribution and Services Plan and Distribution Plan.

Shareholder servicing expenses under the Distribution and Services Plan and Administrative and Shareholder Services Plan include, but are not limited to, expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to the beneficial owners of B and K Shares, such as assisting clients in processing exchange and redemption requests and in changing dividend options and account descriptions and responding to client inquiries concerning their investments. Administrative servicing expenses under the Administrative Services Plan include, but are not limited to, expenses incurred in connection with administrative services provided by the Distributor and payments to Service Organizations for the provision of administrative services to beneficial owners of K Shares such as establishing and maintaining accounts and records relating to their clients who invest in K Shares, providing information to the Fund necessary for accounting or sub-accounting; and providing statements periodically to clients showing their position in K Shares.

Under the Distribution and Services Plan and Distribution Plan, payments by the Fund for distribution expenses may not exceed 0.75% (annualized), of the average daily net assets of the Fund's B or K Shares. Under the Distribution and Services Plan and Administrative and Shareholder Services Plan, payments for shareholder servicing expenses may not exceed 0.25% (annualized) of the average daily net assets of the Fund's B or K Shares. Under the Administrative and Shareholder Services Plan, payments for administrative servicing expenses may not exceed 0.75% (annualized) of the average daily net assets of the Fund's K Shares. The total of all 12b-1 fees, administrative services fees and shareholder services fees may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of the Fund's K Shares. These amounts may be reduced pursuant to undertakings by the Distributor. Payments for distribution expenses under the Distribution and Services Plan and Distribution Plan are subject to Rule 12b-1 under the 1940 Act.

The Company will obtain a representation from the Service Organizations (and from Bank of America and Concord) that they are or will be licensed as dealers as required by applicable law or will not engage in activities which would require them to be so licensed.

              ----------------------------------------------------

                           PACIFIC HORIZON FUNDS, INC.

                         Class A, B and K Shares of the
                            International Equity Fund

                        --------------------------------



Part B
Item No.                                                 Heading
--------                                                 -------
10.     Cover Page.....................................  Cover Page

11.     Table of Contents..............................  Table of Contents

12.     General Information and History................  The Company

13.     Investment Objectives and Policies.............  Investment Objectives and
                                                         Policies

14.     Management of the Fund.........................  Management

15.     Control Persons and Principal Holders of ......  Management; Miscellaneous
        Securities

16.     Investment Advisory and Other Services ........  Management; Investment
                                                         Adviser; Sub-Adviser;
                                                         Administrator; Distributor and
                                                         Plan Payments; Custodian,
                                                         Accounting Agent and Transfer
                                                         Agent

17.     Brokerage Allocation and Other Practices ......  Portfolio Transactions

18.     Capital Stock and Other Securities.............  General Information;
                                                         Description of Shares

19.     Purchase, Redemption and Pricing of ...........  Additional Purchase and
        Securities Being Offered                         Redemption Information

20.     Tax Status.....................................  Additional Information
                                                         Concerning Taxes

21.     Underwriters...................................  Management; Distributor and
                                                         Plan Payments

22.     Calculation of Performance Data................  Total Return


PART C

Information to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

                           PACIFIC HORIZON FUNDS, INC.
                                 (THE "COMPANY")
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                     FOR THE

                            INTERNATIONAL EQUITY FUND

                                JANUARY __, 1997


                                TABLE OF CONTENTS


                                                       PAGE
                                                       ----
THE COMPANY...........................................   2
INVESTMENT OBJECTIVES AND POLICIES....................   2
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION........  22
ADDITIONAL INFORMATION CONCERNING TAXES...............  30
MANAGEMENT............................................  33
GENERAL INFORMATION...................................  54
Appendix A............................................  A-1



         This Statement of Additional Information applies to A, B and K Shares of the Pacific Horizon International Equity Fund (the "Fund") of the Company. This Statement of Additional Information is meant to be read in conjunction with the Prospectus dated January __, 1997, as it may from time to time be revised (the "Prospectus"), and is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in either A, B or K Shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus relating to the Fund may be obtained by calling Concord Financial Group, Inc. at 800-332-3863. Capitalized terms used but not defined herein have the same meaning as in the Prospectus.

                                   THE COMPANY


                  The Company was organized on October 27, 1982 as a Maryland corporation. The Fund commenced operations on May 13, 1996 by offering a single series of shares known as A Shares, and began offering K Shares on July 22, 1996. As of the date of this Statement of Additional Information, no B Shares were issued or outstanding. Prior to September 1, 1996, the Fund operated as part of a master-feeder structure and invested all of its assets in a diversified investment portfolio of an open-end, management investment company (the "Master Portfolio") which had an identical investment objective. On September 1, 1996, the Fund withdrew its assets from the Master Portfolio and invested them directly in portfolio securities.


                  The Company also offers other investment portfolios which are described in separate Prospectuses and Statements of Additional Information. For information concerning these other portfolios contact the Distributor at the telephone number stated on the cover page of this Statement of Additional Information.

                       INVESTMENT OBJECTIVES AND POLICIES


                  The Prospectus describes the investment objective of the Fund. The following information supplements and should be read in conjunction with the descriptions of the investment objective and policies in the Prospectus.


PORTFOLIO TRANSACTIONS


                  The portfolio turnover rate described in the Prospectus is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Company to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions.

                   Subject to the general control of the Company's Board of Directors Bank of America National Trust and Savings Association ("Bank of America" or the "investment adviser") is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. Wellington Management Company ("Wellington Management" or the "sub-adviser") serves as the Fund's sub-adviser. References in this Statement of Additional Information to Bank of America's actions and responsibilities with respect to the Fund shall be deemed to include Wellington Management unless the context clearly indicates otherwise.

                   Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.






                  In executing portfolio transactions and selecting brokers or dealers, it is the Fund's policy to seek the best overall terms available. The Investment Advisory Agreement between the Company and Bank of America, and the Sub-Advisory Agreement with Wellington Management, provide that, in assessing the best overall terms available for any transaction, Bank of America or Wellington Management shall consider factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Investment Advisory and Sub-Advisory Agreements authorize Bank of America and Wellington Management, subject to the approval of the Board, to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of Bank of America or Wellington Management to the Company or the Fund. No prior approval of the Board is required so long as the broker or dealer selected by Bank of America or Wellington obtains best price and execution on a particular transaction. Brokerage and research services may include: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; and
(2) analyses and reports concerning industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

                  It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Company or the Fund may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.


                  Brokerage and research services so received are in addition to and not in lieu of services required to be performed by Bank of America or Wellington Management and do not reduce the advisory fee payable to Bank of America. Such services may be useful to Bank of America or Wellington Management in serving both the Company, the Fund and other clients and, conversely, services obtained by the placement of business of other clients may be useful to both Bank of America or Wellington Management in carrying out their obligations to the Company and the Fund. In connection with their investment management services with respect to the Fund, Bank of America or Wellington Management will not acquire certificates of deposit or other securities issued by them or their affiliates, and will give no preference to certificates of deposit or other securities issued by Service Organizations. In addition, portfolio securities in general will be purchased from and sold to affiliates of the Company, the Fund, Bank of America, Wellington Management, the Distributor and their affiliates acting as principal, underwriter, syndicate member, market-maker, dealer, broker or in any similar capacity, provided such purchase, sale or dealing is permitted under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder.

                   The Fund may participate, if and when practicable, in bidding for the purchase of securities of the U.S. Government and its agencies and instrumentalities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice only when Bank of America or Wellington Management, in their sole discretion, subject to guidelines adopted by the Board of Directors of the Company, believes such practice to be in the interest of the Fund.

                  To the extent permitted by law, Bank of America or Wellington Management may aggregate the securities to be sold or purchased on behalf of the
 Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

                  The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Company as of the close of its most recent fiscal year. As of February 29, 1996: (a) the Treasury Fund held the following securities, Repurchase Agreement with Dean Witter, Reynolds, Inc. in the principal amount of $130,000,000; Repurchase Agreement with Goldman Sachs & Co. in the principal amount of $375,000,000; Repurchase Agreement with Merrill Lynch & Co., Inc. in the principal amount of $130,000,000; and Repurchase Agreement with Morgan Stanley, Inc.

in the principal amount of $130,000,000; (b) the Government Fund held the following securities, Repurchase Agreement with Morgan Stanley Group in the principal amount of $20,000,000; (c) the Prime Fund held the following securities, Merrill Lynch & Co., Inc. commercial paper in the principal amount of $50,000,000; Bear Stearns Cos., Inc. monthly variable rate obligation in the principal amount of $100,000,000; Merrill Lynch & Co., Inc. monthly variable rate obligation in the principal amount of $50,000,000; Merrill Lynch & Co., Inc. quarterly variable rate obligation in the principal amount of $50,000,000; Merrill Lynch & Co., Inc. quarterly variable rate obligation in the principal amount of $50,000,000; Dean Witter Discover & Co. quarterly variable rate obligation in the principal amount of $50,000,000; Goldman Sachs Group L.P. master note in the principal amount of $220,000,000; Morgan Stanley Group, Inc. master note in the principal amount of $200,000,000, Repurchase Agreement with Dean Witter Reynolds, Inc. in the principal amount of $105,000,000; Repurchase Agreement with Morgan Stanley Group, Inc. in the principal amount of $105,000,000; Repurchase Agreement with Morgan Stanley Group, Inc. in the principal amount of $105,000,000; (d) the U.S. Government Securities Fund held the following securities, Merrill Lynch & Co., Inc. commercial paper in the principal amount of $3,000,000; (e) the Corporate Bond master portfolio held the following securities, Goldman Sachs Group LP corporate obligation in the principal amount of $1,500,000; and Lehman Brothers corporate obligation in the principal amount of $1,000,000; (f) the Intermediate Bond master portfolio held the following securities, Morgan Stanley Group medium term note in the amount of $2,000,000 and Merrill Lynch Mtg. Inv. Inc. $16,000; (g) the Blue Chip
 master portfolio held the following securities, Dean Witter common stock in the principal amount of $2,821,875; and (h) the Asset Allocation master portfolio held the following securities, Dean Witter common stock in the principal amount of $1,085,750; Lehman Brothers corporate obligations in the principal amount of $1,000,000; Morgan Stanley Group medium term note in the principal amount of $1,500,000; Merrill Lynch & Co., Inc. collateralized mortgage obligation in the principal amount of $8,000; and Merrill Lynch commercial paper in the principal amount of $3,500,000.

                  Merrill Lynch & Co., Inc., Goldman, Sachs & Co., Bear Stearns Co., Inc., Morgan Stanley & Co. Incorporated, Lehman Brothers, Inc., Dean Witter Reynolds, Inc. and Paine Webber are considered to be regular brokers and dealers of the Company.

TYPES OF OBLIGATIONS, INVESTMENT RISKS, AND OTHER INVESTMENT
INFORMATION

                  The following discussion supplements the descriptions of such investments in the Prospectus.

                  Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. Certificates of deposit, bankers' acceptances and time deposits are eligible investments for the Fund. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' Acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of Deposit and Bankers Acceptances may only be purchased from domestic or foreign banks and financial institutions having total assets at the time of purchase in excess of $2.5 billion (including assets of both domestic and foreign branches). Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.


                  Instruments issued by foreign banks or financial institutions may be subject to investment risks that are different in some respects than the risks associated with instruments issued by those U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

                  Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

                  As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations.


                  Commercial Paper and Short-Term Notes. The investment policies of the Fund permit investment in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable and floating rate instruments, issues of commercial paper and short-term notes will normally have maturities of less than 9 months and fixed rates of return, although such instruments may have maturities of up to one year.

                  Commercial paper and short-term notes will consist of issues rated at the time of purchase A- 1 or higher by Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Prime- 1 or higher by Moody's Investors Service, Inc. ("Moody's"), or similarly rated by another nationally recognized statistical rating organization ("NRSRO") ; or if unrated, will be determined by Bank of America or Wellington Management to be of comparable quality under procedures established by the Board.

                  Other Investment Companies. In connection with the management of its daily cash position, the Fund may invest in the securities of a money market mutual fund (including money market mutual funds advised by Bank of America). The Fund is permitted to invest up to 5% of the value of its total assets in the securities of a money market mutual fund; except that with respect to the investment in a money market mutual fund advised by Bank of America, the Fund is permitted to invest the greater of 5% of its net assets or $2.5 million. However, no more than 10% of the Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. Additionally, the Fund may acquire shares of open and closed-end investment companies. Securities of other investment companies will be acquired within the limits prescribed by the 1940 Act and the Fund's fundamental investment limitations. As a shareholder of another investment company, the Fund would bear along with other shareholders, its pro-rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

                  The 1940 Act generally prohibits the Fund from investing more than 5% of the value of its total assets in any one investment company, or more than 10% of the value of its total assets in investment companies as a group, and also restricts its investment in any investment company to 3% of the voting securities of such investment company. In addition, no more than 10% of the outstanding voting stock of any one investment company may be owned in the aggregate by the Fund and any other investment company advised by the investment adviser.


                  Repurchase Agreements. The Fund is permitted to enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers which are deemed to be creditworthy subject to the seller's agreement to repurchase and the agreement of the Fund to resell such securities at a mutually agreed upon date and price. Although securities subject to a repurchase agreement may bear maturities exceeding ten years, the Fund intends only to enter into repurchase agreements having maturities not exceeding 60 days. Repurchase agreements maturing in more than seven days are considered illiquid investments and investments in such repurchase agreements along with any other illiquid securities will not exceed 15% of the net assets of the Fund. The Fund is not permitted to enter into repurchase agreements with Bank of America , Wellington Management or their affiliates, and will give no preference to repurchase agreements with Service Organizations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Fund's custodian or sub-custodian or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to deliver instruments the value of which is 102% of the repurchase price (excluding accrued interest), provided that notwithstanding such requirement, the investment adviser or subadviser shall require that the value of the collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, shall be equal to or greater than the resale price (including interest) provided in the agreement. If the seller defaulted on its repurchase obligation, the Fund would suffer a loss because of adverse market action or to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

                  U.S. Government Obligations. The Fund is permitted to make investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association, Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration,

Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Treasury bills have maturities of one year or less, Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of more than ten years. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored instrumentalities if it is not obligated to do so by law.


                  Variable and Floating Rate Instruments. The Fund may acquire variable and floating rate instruments . The actual yield on variable and floating rate instruments varies not only as a result of variations in the lives of the underlying securities, but also as a result of changes in prevailing interest rates. Such instruments are frequently not rated by credit rating agencies. However, in determining the creditworthiness of unrated variable and floating rate instruments and their eligibility for purchase by the Fund, Bank of America or Wellington Management will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (which include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by the Fund. The absence of such an active secondary market could make it difficult to dispose of a variable or floating rate instrument in the event the issuer of the instrument defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss to the extent of the default. Investments in illiquid variable and floating rate instruments (instruments which are not payable upon seven days' notice and do not have active trading markets) are subject to a 15% of net assets limitation on illiquid securities. Variable and floating rate instruments may be secured by bank letters of credit.


                  Convertible Securities. The Fund may invest in convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.


                  In selecting convertible securities for the Fund, the investment adviser and sub-adviser will consider, among other factors, their evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying stocks; the prices of the securities relative to other comparable securities and to the underlying stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund as to issuers; and whether the securities are rated by Moody's, S&P, Duff & Phelps Credit Co. ("D&P") or Fitch Investors Service, Inc. ("Fitch") and, if so, the ratings assigned.


                  The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates rise and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying stock while holding fixed income securities.

                  Reverse Repurchase Agreements. As described in the
Prospectus, the Fund is permitted to borrow funds for temporary purposes by entering into reverse repurchase agreements with such financial institutions as banks and broker-dealers in accordance with the investment limitations described therein. Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated account maintained with its custodian liquid assets such as cash, U.S. Government securities or other liquid high grade debt securities having a value equal to the repurchase price (including accrued interest), and Bank of America or Wellington Management will subsequently continuously monitor the account for maintenance of such equivalent value. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

                  Options Trading. The Fund may, under certain circumstances and in accordance with investment limitations described in its Prospectus, engage in options trading. Such options may relate to U.S. and foreign securities or to various stock indices. In addition, the Fund may acquire options relating to foreign currencies in order to hedge against changes in exchange rates. Such options may be traded on U.S. exchanges, over-the-counter, and on foreign exchanges to the extent permitted by law.


                  Options trading is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security, index or currency increases or decreases, the option buyer's risk is limited to the amount of the original premium paid for the purchase of the option. However, options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A listed call option for a particular security or amount of currency gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation the underlying security or currency amount at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security or amount of currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. Unlisted options are not subject to the protections afforded purchases of options listed by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options. Furthermore, it is the position of the staff of the SEC that over-the-counter options are illiquid. To the extent that the Fund invests in options that are illiquid (including over-the-counter options), such investment will be subject to the Fund's limitations on illiquid securities.

                   The Fund will continue to receive interest or dividend income on the securities underlying such puts until they are exercised by the Fund. Any losses realized by the Fund in connection with its purchase of put options will be limited to the premiums paid by the Fund for the options plus any transaction costs. A gain or loss may be wholly or partially offset by a change in the value of the underlying security which the Fund owns.

                  The Fund is permitted to write call options if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or cash equivalents in a segregated account with its custodian.


                  The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as his obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.


                  If the Fund desires to sell a particular security it owns on which it has written an option, the Fund will seek to effect a closing purchase transaction prior to, or concurrently with, the sale of the security. In order to close out a covered call option position, the Fund will enter into a "closing purchase transaction" - the purchase of a call option on a security or stock index with the same exercise price and expiration date as the call option which it previously wrote on the same security or index.

                  When the Fund purchases a put or call option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by it on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. Moreover, because increases in the market price of an option will generally reflect (although not necessarily in direct proportion) increases in the market price of the underlying security any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security if such security is owned by the Fund. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.


                  As noted previously, there are several risks associated with transactions in options on securities, currencies and indices. For example, there are significant differences between the securities, currencies and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange

("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a wellconceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.


                  Futures. The Fund may engage in futures contracts. A futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the value of a specified obligation or stock index (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities is normally made. The Fund may not purchase or sell futures contracts and purchase related options unless immediately after any such transaction the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and losses on the Fund's open contracts and excluding the amount that a futures option is "in-the-money" at the time of purchase. An option to buy a futures contract is "in-the-money" if the then current purchase price of the contract that is subject to the option is less than the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then current purchase price of the contract that is the subject of the option.

                  Successful use of futures contracts by the Fund is subject to Bank of America's or Wellington Management's ability to predict correctly movements in the direction of the stock market or interest rates. There are several risks in connection with the use of futures contracts by the Fund as a hedging devise. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities being hedged. If the price of the futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures contract. If the price of the futures contract moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

                  It is also possible that, where the Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the futures contract and also experience a decline in value in its portfolio securities.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contract and the securities being hedged, the price of futures contracts may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movement in the cash market and movements in the price of futures contracts, a correct forecast of general market trends or interest rate movements by Bank of America or Wellington Management may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures contracts. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. The liquidity of a secondary market in a futures contract may in addition be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.

                  For additional information concerning Futures and options thereon, please see Appendix B to this Statement of Additional Information.


                  Options on Futures Contracts. The acquisition of put and call options on a futures contract will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.


                  The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contact, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated to purchase a futures contact, which may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Fund will incur transaction costs in connection with the writing of options on futures.


                  The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.






                  Foreign Investments. In considering whether to invest in the securities of a foreign company, Bank of America or Wellington Management consider such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.


                   The Fund may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities. The Fund also may invest in bonds of supranational entities
 . A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (the "World Bank"), the European Economic Community, the European Coal and Steel Community, the European Investment Bank, the Inter-American Development Bank, the Export-Import Bank and the Asian Development Bank. The Fund also may purchase debt obligations of foreign corporations or financial institutions, such as Yankee bonds (dollar-denominated bonds sold in the United States by nonU.S. issuers), Samurai bonds (yen-denominated bonds sold in Japan by non-Japanese issuers and Euro bonds (bonds not issued in the country (and possibly currency of the country) of the issuer). The Fund's investments will be allocated among securities denominated in the currencies of a number of foreign countries and, within each such country, among different types of debt securities. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with Bank of America's or Wellington Management's assessment of the country's gross domestic product, purchasing power parity and market capitalization and the relationship of a country's currency to the United States dollar. Fundamental economic strength, credit quality and interest rate trends will be the principal factors considered by Bank of America or Wellington Management in determining whether to increase or decrease the emphasis placed upon a particular type of security within the Fund.



                  Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.


                  Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


                  Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Foreign brokerage commissions and custodian fees are generally higher than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.





                  When-Issued Securities, Forward Commitments and Delayed Settlements. The Fund may agree to purchase securities on a "when-issued," and "forward commitment" or "delayed settlement" basis. When the Fund agrees to purchase securities on a "whenissued," "forward commitment" or "delayed settlement" basis, its custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the commitment. It may be expected that the net assets of the Fund will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. The Fund does not intend to engage in these transactions for speculative purposes but primarily in order to hedge against anticipated changes in interest rates. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, its liquidity and the ability of the investment adviser and sub-adviser to manage it may be affected in the event the forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 25% of the value of the Fund's assets.

                   The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

                  When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

                  The market value of the securities underlying a whenissued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

                  Securities Lending. The Fund may lend securities. Such loans will be secured by cash or securities of the U.S. Government and its agencies and instrumentalities. The collateral must be at all times equal to at least the market value of the securities loaned and is "marked to market" daily. The Fund will continue to receive interest or dividends on the securities it loans, and will also earn interest on the investment of any cash collateral. Cash collateral may be invested in short-term U.S. Government securities, U.S. Treasury Notes, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. Although voting rights, or rights to consent, attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

                  Illiquid Securities. It is possible that unregistered securities purchased by the Fund, in reliance upon Rule 144A under the Securities Act of 1933 (the "1933 Act") could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.


ADDITIONAL INFORMATION


                   The investment adviser's and sub-adviser's own investment portfolios may include bank certificates of deposit, bankers' acceptances, corporate debt obligations, equity securities and other investments any of which may also be purchased by the Fund. The Fund may also invest in securities, interests or obligations of companies or entities which have a deposit, loan, commercial banking or other business relationship with Bank of America or any of its affiliates (including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities purchased by the Fund).


OTHER INVESTMENT LIMITATIONS


                   The Prospectus for the Fund sets forth certain fundamental policies that may not be changed with respect to the Fund without the affirmative vote of the holders of the majority of the Fund's outstanding shares (as defined below under "GENERAL INFORMATION - Miscellaneous"). The following is a complete list of the Fund's fundamental policies which may not be changed for the Fund without such a vote of shareholders.



                  THE FUND  MAY NOT:



                  1. Purchase securities (except securities issued by the U.S. Government, its agencies or instrumentalities) if, as a result more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of its total assets may be invested without regard to this 5% limitation; provided that all of the assets of the Fund may be invested in the Master Portfolio or another investment company.



                  2. Underwrite the securities of other issuers, provided that all of the assets of the Fund may be invested in the Master Portfolio or another investment company.



                  3. Purchase or sell real estate, except that the Fund may, to the extent appropriate to its investment objective, invest in securities and instruments guaranteed by agencies or instrumentalities of the U.S. Government and securities issued by companies which invest in real estate or interests therein.



                  4. Purchase securities on margin (except for such short-term credits as may be necessary for the clearance of transactions), make short sales of securities or maintain a short position. For this purpose, the deposit or payment for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

                  5. Write or sell puts, calls, straddles, spreads or combinations thereof, except that it may engage in options transactions.

                  6. Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that:
(a) it may, to the extent appropriate to its investment objective, invest in securities issued by companies which purchase or sell commodities or commodity contracts or which invest in such programs; and (b) it may purchase and sell futures contracts and options on futures contracts.


                  7. Purchase securities of other investment companies to the extent prohibited by the 1940 Act.


                  8. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that (a) there is no limitation with respect to investments in obligations issued or guaranteed by the federal government and its agencies and instrumentalities; (b) each utility (such as gas, gas transmission, electric and telephone service) will be considered a single industry for purposes of this policy; and (c) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.


                  9. Purchase securities of any issuer if as a result it would own more than 10% of the voting securities of such issuer; provided that all of the assets of the Fund may be invested in the Master Portfolio or another investment company.



                  10. Borrow money for the purpose of obtaining investment leverage or issue senior securities (as defined in the 1940 Act), provided that the Fund may borrow from banks for temporary purposes and in an amount not exceeding 10% of the value of the total assets of the Fund; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. This restriction shall not apply to (a) the sale of portfolio securities accompanied by a simultaneous agreement as to their repurchase, or (b) transactions in currency, options, futures contracts and options on futures contracts, or forward commitment transactions.

                  11. Make loans, except investments in debt securities, repurchase agreements and securities loans.

                  If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

                  For the purpose of investment limitation P. 8 in this Statement of Additional Information the Fund treats, in accordance with the current views of the staff of the SEC and as a matter of non-fundamental policy that may be changed without a vote of shareholders, all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry.

                                      * * *


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


                  Information on how to purchase and redeem Fund shares, and how such shares are priced, is included in the Prospectus. Additional information is contained below.



                  Portfolio securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sale price or (if none is available) the mean between the current quoted bid and asked prices provided by investment dealers. Other securities and assets for which market quotations are not readily available are valued at their fair value using methods determined under the supervision of the Board. Debt securities with remaining maturities of 60 days or less are valued on an amortized cost basis unless the Board determines that such basis does not represent fair value at the time. Under this method, such securities are valued initially at cost on the date of purchase or, in the case of securities purchased with more than 60 days to maturity, are valued at their market or fair value each day until the 61st day prior to maturity. Thereafter, absent unusual circumstances, a constant proportionate amortization of any discount or premium is assumed until maturity of the security.


                  A pricing service may be used to value certain portfolio securities where the prices provided are believed to reflect the fair value of such securities. In valuing securities the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations for normal institutional-sized trading units of debt securities and would not rely solely on quoted prices. The methods used by the pricing service and the valuations so established will be utilized under the general supervision of the Board. Valuation of options is described above under "Investment Objectives and Policies - Options Trading."





SUPPLEMENTARY PURCHASE INFORMATION


                  For the purpose of applying the Right of Accumulation or Letter of Intent privileges available to certain shareholders as described in the Prospectus, the scale of sales loads applies to purchases made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children; or a trustee or other fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code) although more than one beneficiary is involved; or "a qualified group" which has been in existence for more than six months and has not been organized for the purpose of buying redeemable securities of a registered investment company at a discount, provided that the purchases are made through a central administrator or a single dealer, or by other means which result in economy of sales effort or expense. A "qualified group" must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must be able to arrange for mailings to members at reduced or no cost to the Distributor. The value of shares eligible for the Right of Accumulation privilege may also be used as a credit toward completion of the Letter of Intent privilege. Such shares will be valued at their offering price prevailing on the date of submission of the Letter of Intent. Distributions on shares held in escrow pursuant to the Letter of Intent privilege will be credited to the shareholder, but such shares are not eligible for the Fund's Exchange Privilege.

                  On August 31, 1996, no B Shares of the Fund were issued and outstanding. The computation of the hypothetical offering prices per share of an A and K Share of the Fund based on the value of the Fund's net assets on August 31, 1996 and the Fund's A and K Shares outstanding on such date are as follows:

                                INTERNATIONAL EQUITY FUND

                            A SHARES                K SHARES
                            --------                --------
 Net Assets.....           $9,188,711                $ 990

Outstanding
 Securities.....              945,748                  102

Net Asset Value
 Per Share......           $     9.72                $9.71

Sales Charge,
 4.50 percent
 of offering
 price (4.71
 percent of net
 asset value
 per share).....           $     0.46                   --

Maximum
 Offering Price
 to Public......           $    10.18                $9.71

SUPPLEMENTARY REDEMPTION INFORMATION

                   Shares in the Fund for which orders for wire redemption are received on a business day before the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) will be redeemed as of the close of regular trading hours on such Exchange and the proceeds of redemption (less any applicable contingent deferred sales charge on B or A Shares subject to the Large Purchase Exemption) will normally be wired in federal funds on the next business day to the commercial bank specified by the investor on the Account Application (or other bank of record on the investor's file with the Transfer Agent). To qualify to use the wire redemption privilege, the payment for Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as designated on the Account Application (or other bank of record as described above). If the proceeds of a particular redemption are to be wired to another bank, the request must be in writing and signature guaranteed. Shares for which orders for wire redemption are received after the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) or on a non-business day will be redeemed as of the close of regular trading hours on such Exchange on the next day on which shares of the particular Fund are priced and the proceeds (less any applicable contingent deferred sales charge on B Shares or A Shares subject to the Large Purchase Exemption) will normally be wired in federal funds on the next business day thereafter. Redemption proceeds (less any applicable contingent deferred sales charge on B Shares or A Shares subject to the Large Purchase Exemption) will be wired to a correspondent member bank if the investor's designated bank is not a member of the Federal Reserve System. Immediate notification by the correspondent bank to the investor's bank is necessary to avoid a delay in crediting the funds to the investor's bank account. Proceeds of less than $1,000 will be mailed to the investor's address.

                  To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Company, c/o Pacific Horizon Funds, Inc., P.O. Box 80221, Los Angeles, California 90080-9909. Such request must be signed by each shareholder, with each signature guaranteed as described in the Prospectus. Guarantees must be signed by an authorized signatory and "signature guaranteed" must appear with the signature. The Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.






SUPPLEMENTARY PURCHASE AND REDEMPTION INFORMATION

                  In General. As described in the Prospectus, both A and B Shares may be purchased directly by the public, by clients of Bank of America through their qualified trust and agency accounts, or by clients of securities dealers, financial institutions (including banks) and other industry professionals, such as investment advisers, accountants and estate planning firms that have entered into service and/or selling agreements with the Distributor. (The Distributor, such institutions and professionals are collectively referred to as "Service Organizations.") K Shares may only be purchased by: (a) businesses or other organizations that participate in the Daily Advantage(R) Program sponsored by Bank of America; (b) individuals investing proceeds from a redemption of shares from another open-end investment company on which such individual paid a front-end sales load if (i) such redemption occurred within 30 days prior to the purchase order, and (ii) such other open-end investment company was not distributed and advised by Concord Financial Group, Inc. and Bank of America, respectively, or their affiliates; and (c) accounts opened for IRA rollovers from a 401(k) plan in which the assets were held in any Pacific Horizon or Time Horizon Fund and subsequent purchases into an IRA rollover account opened as described above, so long as the original IRA rollover account remains open. Bank of America and Service Organizations may impose minimum customer account and other requirements in addition to those imposed by the Fund and described in the Prospectus. Purchase orders will be effected only on business days.

                  A Shares in the Fund are sold with a sales load, except for such exemptions as noted in the Prospectus. A Shares which are subject to the Large Purchase Exemption are also subject to a contingent deferred sales load. The contingent deferred sales load discussed under the Large Purchase Exemption does not apply to A Shares under the Daily Advantage or Advantage Plus Programs. The exemptions to the imposition of a sales load on A Shares are due to the nature of the investors and/or the reduced sales efforts that will be necessary in obtaining such investments. A Shares are also subject to a shareholder servicing fee. B Shares are sold without a front-end sales load, but are subject to a contingent deferred sales charge and an ongoing distribution and shareholder servicing fee. K Shares are offered at net asset value with neither a front-end sales charge, nor a contingent deferred sales charge. K Shares are subject to a distribution plan fee and an administrative and shareholder services fee. Service Organizations may be paid by the Distributor at the Company's expense for shareholder services. Depending on the terms of the particular account, Bank of America, its affiliates, and Service Organizations also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Bank of America or the particular Service Organization is responsible for providing information concerning these services and any charges to any customer who must authorize the purchase of Fund shares prior to such purchase.

                  Persons or organizations wishing to purchase Company shares through their accounts at Bank of America or a Service Organization should contact such entity directly for appropriate instructions.

                  Initial purchases of shares into a new account may not be made by wire. However, persons wishing to make a subsequent purchase of Company shares into an already existing account by wire should telephone the Transfer Agent at (800) 346-2087. The investor's bank must be instructed to wire federal funds to the Transfer Agent, referring in the wire to the particular Fund in which such investment is to be made; the investor's portfolio account number; and the investor's name.

                  The Transfer Agent may charge a fee to act as Custodian for IRAs, payment of which could require the liquidation of shares. B Shares and A Shares subject to the Large Purchase Exemption liquidated by the Transfer Agent as fees for custodial services to IRA accounts will not be subject to the contingent deferred sales charge. All fees charged are described in the appropriate form. Shares may be purchased in connection with these plans only by direct remittance to the Transfer Agent. Purchases for IRA accounts will be effective only when payments received by the Transfer Agent are converted into federal funds. Purchases for these plans may not be made in advance of receipt of funds.

                  For processing redemptions, the Transfer Agent may request further documentation from corporations, executors, administrators, trustees or guardians. The Transfer Agent will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  Investors should be aware that if they have selected the TeleTrade Privilege, any request for a wire redemption will be effected as a TeleTrade transaction through the Automated Clearing House (ACH) system unless more prompt transmittal is specifically requested. Redemption proceeds of a TeleTrade transaction will be on deposit in the investor's account at the ACH member bank normally two business days after receipt of the redemption request.





                  Exchange Privilege. Shareholders in the Pacific Horizon Family of Funds have an exchange privilege whereby they may exchange all or part of their shares for like shares of another investment portfolio in the Pacific Horizon Family of Funds or for like shares of an investment portfolio of Time Horizon Funds. In addition, shareholders of the Fund may exchange B Shares for Pacific Horizon Shares of the Pacific Horizon Prime Fund without the payment of any contingent deferred sales charge at the time the exchange is made. By use of the exchange privilege, the investor authorizes the Transfer Agent to act on telephonic, telegraphic or written exchange instructions from any person representing himself or herself to be the investor and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding. The exchange privilege may be modified or terminated at any time upon notice to shareholders. For federal income tax purposes, exchange transactions are treated as sales on which a purchaser will realize a capital gain or loss depending on whether the value of the shares exchanged is more or less than his basis in such shares at the time of the transaction.

                  Exchange transactions described in Paragraphs A, B, C, D, E, F, G and H below will be made on the basis of the relative net asset values per share of the investment portfolios involved in the transaction.

         A. A Shares of any investment portfolio purchased with a sales load, as well as additional shares acquired through reinvestment of dividends or distributions on such shares, may be exchanged without a sales load for other A Shares of any other investment portfolio in the Pacific Horizon Family of Funds or for like shares of the Time Horizon Funds.

         B. B Shares acquired pursuant to an exchange transaction will continue to be subject to a contingent deferred sales charge. However, B Shares that have been acquired through an exchange of B Shares may be exchanged for other B Shares or for like shares of Time Horizon Funds without the payment of a contingent deferred sales charge at the time of exchange. Except as noted in D below, in determining the holding period for calculating the contingent deferred sales charge payable on redemption of B Shares, the holding period of the shares originally held will be added to the holding period of the shares acquired through exchange.

         C. A Shares subject to the Large Purchase Exemption acquired pursuant to an exchange transaction will continue to be subject to any applicable contingent deferred sales charge. However, A Shares subject to the Large Purchase Exemption that have been acquired through an exchange of A Shares may be exchanged for other A Shares or for like shares of Time Horizon Funds without the payment of a contingent deferred sales charge at the time of exchange. In determining the holding period for calculating the contingent deferred sales charge payable on redemption of A Shares, the holding period of the shares originally held will be added to the holding period of the shares acquired through exchange.

         D. B Shares may be exchanged for Pacific Horizon Shares of the Pacific Horizon Prime Fund ("Prime Shares") without paying a contingent deferred sales charge. At the time of such an exchange, a shareholder's holding period for calculating the contingent deferred sales charge payable on redemption of B Shares of a Fund will cease to accumulate. If the shareholder subsequently exchanges the shares back into B Shares of a Fund, the holding period accumulation on the shares will resume as of the time when the exchange was made into the Prime Shares. In the event that a shareholder wishes to redeem Prime Shares acquired by exchange for B Shares of a Fund, the contingent deferred sales charge applicable to the accumulated B Shares of a Fund holding period prior to the exchange into the Prime Shares will be charged.

         E. A or B Shares of any investment portfolio in the Pacific Horizon Family of Funds or like shares of the Time Horizon Funds acquired by a previous exchange transaction involving shares on which a sales load has directly or indirectly been paid (e.g. A Shares purchased with a sales load or issued in connection with an exchange transaction involving A Shares that had been purchased with a sales load), as well as additional shares acquired through reinvestment of dividends or distributions on such shares, may be redeemed and the proceeds used to purchase without a sales load A or B Shares, as the case may be, of any other investment portfolio within 90 days of your redemption trade date. To accomplish an exchange transaction under the provisions of this paragraph, investors must notify the Transfer Agent of their prior ownership of shares and their account number.

         F. A Shares of any investment portfolio in the Pacific Horizon Family of Funds may be exchanged without a sales load for shares of any other investment portfolio in the Pacific Horizon Family of Funds that is offered without a sales load.

         G. A Shares of any investment portfolio in the Pacific Horizon Family of Funds purchased without a sales load may be exchanged without a sales load for A Shares in any other portfolio in the Pacific Horizon Family of Funds.

         H. K Shares of any investment portfolio in the Pacific Horizon Family of Funds may be exchanged without a sales load for other K Shares of any other investment portfolio in the Pacific Horizon Family of Funds or for like shares of the Time Horizon Funds.

                  Except as stated above, a sales load will be imposed when shares of any investment portfolio in the Pacific Horizon Family of Funds that were purchased or otherwise acquired without a sales load are exchanged for A Shares of another investment portfolio in the Pacific Horizon Family or for like shares of the Time Horizon Funds which are sold with a sales load.

                  Exchange requests received on a business day prior to the time shares of the investment portfolios involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the investment portfolio from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new investment portfolio into which the shareholder is investing will also normally be purchased at the net asset value per share next determined coincident to or after the time of redemption. Exchange requests received on a business day after the time shares of the investment portfolios involved in the request are priced will be processed on the next business day in the manner described above.

                  Miscellaneous.  Certificates for shares will not be issued.

                  Depending on the terms of the customer account at Bank of America or a Service Organization, certain purchasers may arrange with the Company's custodian for sub-accounting services paid by the Company without direct charge to the purchaser.


                  A "business day" for purposes of processing share purchases and redemptions received by the Transfer Agent at its Columbus office is a day on which the New York Stock Exchange is open for trading. In 1997, the holidays on which the New York Stock Exchange is closed are: New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                  The Company may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)


                  The Company's Charter permits its Board of Directors to require a shareholder to redeem involuntarily shares in the Fund if the balance held of record by the shareholder drops below $500 and such shareholder does not increase such balance to $500 or more upon 60 days' notice. The contingent deferred sales charge with respect to B or A Shares subject to the Large Purchase Exemption is not charged on involuntary redemptions. The Company will not require a shareholder to redeem shares of the Fund if the balance held of record by the shareholder is less than $500 solely because of a decline in the net asset value of the Fund's shares. The Company may also redeem shares involuntarily if such redemption is appropriate to carry out the Company's responsibilities under the 1940 Act.

                  If the Company's Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Company may make payment wholly or partly in securities or other property. In such an event, a shareholder would incur transaction costs in selling the securities or other property. The Company has committed that it will pay all redemption requests by a shareholder of record in cash, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value at the beginning of such period.

                     ADDITIONAL INFORMATION CONCERNING TAXES

FEDERAL


                   The Fund will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a "regulated investment company." By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. If for any taxable year the Fund does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Fund's taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). In such event, the Fund's dividend distributions to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the
 Fund and would be eligible for the dividends received deduction in the case of corporate shareholders.

                  Qualification as a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income (if any) and 90% of its tax-exempt income (if any) net of certain deductions for each taxable year. In general, the Fund's investment company taxable income will be its taxable income, including dividends and interest, and the excess of net short-term capital gain over net long-term capital loss, if any, subject to certain adjustments and excluding the excess of net long-term capital gain for the taxable year over the net short-term capital loss for such year if any. The Fund will be taxed on its undistributed investment company taxable income, if any. As stated, the Fund intends to distribute at least 90% of its investment company taxable income if any for each taxable year. To the extent the Fund distributes such income (whether in cash or additional shares), it will be taxable to shareholders as ordinary income.

                   The Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months: (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities) (the "Short-Short test"). Interest (including original issue discount and accrued market discount) received by the Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by the Fund and net gain from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and any loss on closing purchase transactions is treated as short-term capital loss. See Appendix B -"Accounting and Tax Treatment" -- for a general discussion of the federal tax treatment of futures contracts, related options thereon and other financial instruments, including their treatment under the Short-Short test.

                  Any distribution of the excess of net long-term capital gains over net short-term capital loss is taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held Fund shares and whether such gain is received in cash or additional Fund shares. The Fund will designate such a distribution as a capital gain dividend in a written notice mailed to shareholders after the close of the Fund's taxable year. It should be noted that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to those shares.

                  Ordinary income of individuals is taxable at a maximum marginal rate of 39.6%, but because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains is taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35%.

                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specific percentages of their ordinary taxable income and capital gain net income (excess of net capital gain over net capital loss).

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

                  The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross sale proceeds paid to shareholders (i) who have failed to provide a correct tax identification number in the manner required, (ii) who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends or (iii) who have failed to certify to the Company that they are not subject to backup withholding or that they are "exempt recipients."





OTHER INFORMATION


                  Depending upon the extent of activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                   Income distributions may be taxable to shareholders under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations or U.S. government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

                  The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action. This discussion is only a summary of some of the important tax considerations generally affecting purchasers of Fund shares. No attempt is made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Fund shares should consult their tax advisers with specific reference to their own tax situation.

                                   MANAGEMENT

DIRECTORS AND OFFICERS OF THE COMPANY

                  The directors and officers of the Company, their addresses, ages, and principal occupations during the past five years are:


                                                       Position with
Name and Address                     Age               Company                          Principal Occupations
----------------                     ---               -------------                    ---------------------
Thomas M. Collins                     62               Director                         Of counsel, law firm of
McDermott & Trayner                                                                     McDermott & Trayner;
225 S. Lake Avenue                                                                      Partner of the law firm
Suite 410                                                                               of Musick, Peeler &
Pasadena, CA 91101-3005                                                                 Garrett (until April,
                                                                                        1993); Chairman of the
                                                                                        Board and Trustee, Master
                                                                                        Investment Trust, Series I
                                                                                        and Master Investment
                                                                                        Trust, Series II
                                                                                        (registered investment
                                                                                        companies) (since 1993);
                                                                                        President and Chairman of
                                                                                        the Board of Pacific
                                                                                        Horizon Funds, Inc. (1982
                                                                                        to August 31, 1995) former
                                                                                        Director, Bunker Hill
                                                                                        Income Securities, Inc.
                                                                                        (registered investment
                                                                                        company) through 1991.

Douglas B. Fletcher                  70                Vice Chairman                    Chairman of the Board
Fletcher Capital                                       of the Board                     and Chief Executive
Advisors Incorporated                                                                   Officer, Fletcher
4 Upper Newport Plaza                                                                   Capital Advisors,
Suite 100                                                                               Incorporated,
Newport Beach, CA 92660-2629                                                            (registered
                                                                                        investment adviser) 1991 to
                                                                                        date; Partner, Newport
                                                                                        Partners (private venture
                                                                                        capital firm), 1981 to
                                                                                        date; Chairman of the Board
                                                                                        and Chief Executive
                                                                                        Officer, First Pacific
                                                                                        Advisors, Inc. (registered
                                                                                        investment adviser) and
                                                                                        seven investment companies
                                                                                        under its management, prior
                                                                                        to 1983; former Allied
                                                                                        Member, New York Stock
                                                                                        Exchange; Chairman of the
                                                                                        Board of FPA Paramount
                                                                                        Fund, Inc. through 1984;
                                                                                        Director, TIS Mortgage
                                                                                        Investment Company (real
                                                                                        estate

                                                      Position with
Name and Address                    Age               Company                           Principal Occupations
----------------                    ---               -------------                     ---------------------
                                                                                        investment trust);
                                                                                        Trustee and former Vice
                                                                                        Chairman of the Board,
                                                                                        Claremont McKenna
                                                                                        College; Chartered
                                                                                        Financial Analyst.

Robert E. Greeley                     64              Director                          Chairman, Page Mill
Page Mill Asset                                                                         Asset Management (a
  Management                                                                            private investment
433 California Street                                                                   company) since 1991;
Suite 900                                                                               Manager, Corporate
San Francisco, CA 94104                                                                 Investments, Hewlett
                                                                                        Packard Company from 1979
                                                                                        to 1991; Trustee, Master
                                                                                        Investment Trust, Series I
                                                                                        and Master Investment
                                                                                        Trust, Series II (since
                                                                                        1993); Director, Morgan
                                                                                        Grenfell Small Cap Fund
                                                                                        (since 1986); former
                                                                                        Director, Bunker Hill
                                                                                        Income Securities, Inc.
                                                                                        (since 1989) (registered
                                                                                        investment companies);
                                                                                        former Trustee, SunAmerica
                                                                                        Fund Group (previously
                                                                                        Equitec Siebel Fund Group)
                                                                                        from 1984 to 1992.

Kermit O. Hanson                      79              Director                          Vice Chairman of  the
17760 14th Ave., N.W.                                                                   Advisory Board, 1988 to date,
Shoreline, WA 98177                                                                     Executive Director, 1977 to
                                                                                        1988, Pacific Rim Bankers
                                                                                        Program (a non-profit
                                                                                        educational institution);
                                                                                        Dean Emeritus, 1981 to
                                                                                        date, Dean, 1964-81,
                                                                                        Graduate School of Business
                                                                                        Administration, University
                                                                                        of Washington; Director,
                                                                                        Washington Federal Savings
                                                                                        & Loan Association;
                                                                                        Trustee, Seafirst
                                                                                        Retirement Funds (since
                                                                                        1993) (registered
                                                                                        investment company).

                                                      Position with
Name and Address                    Age               Company                           Principal Occupations
----------------                    ---               -------------                     ---------------------
Cornelius J. Pings*                  66                Chairman of                      President, Association
Association of American                                the Board and                    of American
    Universities                                       President                        Universities, February
One DuPont Circle                                                                       1993 to date; Provost,
Suite 730                                                                               1982 to January
Washington, DC 20036                                                                    1993, Senior Vice
                                                                                        President for Academic
                                                                                        Affairs, 1981 to January
                                                                                        1993, University of
                                                                                        Southern California;
                                                                                        Trustee, Master Investment
                                                                                        Trust, Series I and Master
                                                                                        Investment Trust, Series II
                                                                                        (since 1995).

J. David Huber                     49                Executive                          Employee of BISYS Fund
BISYS Fund Services                                  Vice President                     Services, Inc., June
3435 Stelzer Road                                                                       1987 to present;
Columbus, OH  43219                                                                     President of Master
                                                                                        Investment Trust, Series
                                                                                        I, Master Investment
                                                                                        Trust, Series II and
                                                                                        Seafirst Retirement
                                                                                        Funds (since 1996).

Irimga McKay                         35                Vice                             Senior Vice President,
1230 Columbia Street                                   President                        July 1993 to date, prior
5th Floor                                                                               thereto First Vice
La Jolla, CA 92037                                                                      President of the
                                                                                        Administrator and
                                                                                        Distributor, November 1988
                                                                                        to July 1993; Vice
                                                                                        President, Master
                                                                                        Investment Trust, Series II
                                                                                        and Seafirst Retirement
                                                                                        Funds (since 1993);
                                                                                        Regional Vice President,
                                                                                        Continental Equities, June
                                                                                        1987 to November 1988;
                                                                                        Assistant Wholesaler, VMS
                                                                                        Realty Partners (a real
                                                                                        estate limited
                                                                                        partnership), May 1986 to
                                                                                        June 1987.


Michael Brascetta                    37                Vice President                   Senior Vice President
BISYS Fund Services                                                                     of Shareholder
3435 Stelzer Road                                                                       Services, BISYS Fund
Columbus, OH  43219                                                                     Services, Inc., April
                                                                                        1996 to present;
                                                                                        Employee, The Vanguard
                                                                                        Group, 1981 to April 1996.

                                                      Position with
Name and Address                    Age               Company                           Principal Occupations
----------------                    ---               -------------                     ---------------------
Stephanie L. Blaha                  37                Vice President                    Director of Client
BISYS Fund Services                                                                     Services of the
3435 Stelzer Road                                                                       Administrator, March
Columbus, OH  43219                                                                     1995 to date, prior
                                                                                        thereto Assistant Vice
                                                                                        President of the
                                                                                        Administrator and
                                                                                        Distributor, October 1991
                                                                                        to March 1995; Vice
                                                                                        President, Seafirst
                                                                                        Retirement Funds, Master
                                                                                        Investment Trust, Series I
                                                                                        and Master Investment
                                                                                        Trust, Series II (since
                                                                                        1996); Account Manager,
                                                                                        AT&T American Transtech,
                                                                                        Mutual Fund Division, July
                                                                                        1989 to October 1991.

Kevin L. Martin                    35                Treasurer                          Vice President,  Fund
BISYS Fund Services                                                                     Accounting  BISYS
3435 Stelzer Road                                                                       Fund Services, Inc.
Columbus, OH  43219                                                                     February 1996 to Present;
                                                                                        Treasurer, Seafirst
                                                                                        Retirement Funds and Master
                                                                                        Investment Trust, Series II
                                                                                        (since 1996) Senior Audit
                                                                                        Manager, Ernst & Young LLP
                                                                                        (1984 to February 1996).

Lisa Ling                          36                Assistant                          Employee, BISYS Fund
BISYS Fund Services                                  Treasurer                          Services, Inc.,
3435 Stelzer Road                                                                       November 1995 to present;
Columbus, OH  43219                                                                     Assistant Treasurer,
                                                                                        Master Investment Trust
                                                                                        Series II and Seafirst
                                                                                        Retirement Funds (since
                                                                                        1996); employee, Federated
                                                                                        Investors, October 1982 to
                                                                                        November 1995.

W. Bruce McConnel, III             53                Secretary                         Partner of the law firm
1345 Chestnut Street                                                                    of Drinker Biddle &
Philadelphia National Bank                                                              Reath.
Building, Suite 1100
Philadelphia, PA 19107

                                                      Position with
Name and Address                    Age               Company                           Principal Occupations
----------------                    ---               -------------                     ---------------------
George O. Martinez                  36                Assistant                         Senior Vice President
 BISYS Fund Services                                  Secretary                         and Director of Admini-
 3435 Stelzer Road                                                                      strative and Regulatory
 Columbus, OH 43219                                                                     Services of the
                                                                                        Administrator, since April
                                                                                        1995; Assistant Secretary,
                                                                                        Seafirst Retirement Funds
                                                                                        and Master Investment
                                                                                        Trust, Series II (since
                                                                                        1995); prior thereto, Vice
                                                                                        President and Associate
                                                                                        General Counsel, Alliance
                                                                                        Capital Management, L.P.

Alaina V. Metz                       28                Assistant                        Chief Administrator,
BISYS Fund Services                                    Secretary                        Administrative and
3435 Stelzer Road                                                                       Regulatory Services,
Columbus, OH  43219                                                                     BISYS Fund Services,
                                                                                        Inc., June 1995 to present;
                                                                                        Assistant Secretary of
                                                                                        Seafirst Retirement Funds
                                                                                        (since 1996); Supervisor,
                                                                                        Mutual Fund Legal
                                                                                        Department, Alliance
                                                                                        Capital Management, May
                                                                                        1989 to June 1995.

* Dr. Pings is an "interested director" of the Company as defined in the 1940 Act.

                  The Audit Committee of the Board is comprised of all directors and is chaired by Dr. Hanson. The Board does not have an Executive Committee.

                  Each director is entitled to receive an annual fee of $25,000 plus $1,000 for each day that a director participates in all or a part of a Board meeting; the President receives an additional $20,000 per annum for his services as President; Mr. Collins, in consideration of his years of service as President and Chairman of the Board, receives an additional $40,000 per annum in recognition of his years of service to the Company until February 28, 1997; each member of a Committee of the Board is entitled to receive $1,000 for each Committee meeting they participate in (whether or not held on the same day as a Board meeting); and each Chairman of a Committee of the Board shall be entitled to receive an annual retainer of $1,000 for his services as Chairman of the Committee. The Fund, and each other fund of the Company, pays its proportionate share of these amounts based on relative net asset values.

                  For the fiscal year ended February 29, 1996, the Company paid or accrued for the account of its directors as a group for services in all capacities a total of $388,155; none of this amount was allocated to the Fund. Each director is also reimbursed for out-of-pocket expenses incurred as a director. Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this Statement of Additional Information, the directors and officers of the Company, as a group, own less than 1% of the outstanding shares of each of the Company's investment portfolios.


                  Under a retirement plan approved by the Board , including a majority of its directors who are not "interested persons" of the Company, a director who dies or resigns after five years of service is entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) 50% of the annual director's retainer then in effect for directors of the Company during the year of such payment. A director who dies or resigns after nine years of service is entitled to receive ten annual payments each equal to the greater of: (i) 100% of the annual director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) 100% of the annual director's retainer then in effect for directors of the Company during the year of such payment. Further, the amount payable each year to a director who dies or resigns is increased by $1,000 for each year of service that the director served as Chairman of the Board.

                  Years of service for purposes of calculating the benefit described above are based upon service as a director or Chairman after February 28, 1994. Retirement benefits in which a director has become vested may not be reduced by later Board action.

                  In lieu of receiving ten annual payments, a director may elect to receive substantially equivalent benefits through a single-sum cash payment of the present value of such benefits paid by the Company within 45 days of the death or resignation of the director. The present value of such benefits is to be calculated (i) based on the retainer that was payable by the Company during the year of the director's death or resignation (and not on any retainer payable to directors thereafter), and (ii) using the interest rate in effect as of the date of the director's death or resignation by the Pension Benefit Guaranty Corporation (or any successor thereto) for valuing immediate annuities under terminating defined benefit pension plans. A director's election to receive a single sum must be made in writing within the 30 calendar days after the date the individual is first elected as a director.

                  In addition to the foregoing, the Board of Directors may, in its discretion and in recognition of a director's period of service before March 1, 1994 as a director and possibly as Chairman, authorize the Company to pay a retirement benefit following the director's death or resignation (unless the director has vested benefits as a result of completing nine years of service). Any such action shall be approved by the Board and by a majority of the directors who are not "interested persons" of the Company within 120 days following the director's death or resignation and may be authorized as a single sum cash payment or as not more than ten annual payments (beginning the first anniversary of the director's date of death or resignation and continuing for one or more anniversary date(s) thereafter). On August 31, 1996, Dr. Kenneth L. Trefftzs retired from the Board of Directors. In honor of his years of service to the Company, the Board of Directors designated Dr. Trefftzs as a "director emeritus" of the Company. Additionally, in recognition of Dr. Trefftzs' years of service to the Company prior to March 1, 1994 as director and Chairman of the Company's Audit Committee, the Board of Directors, including a majority of the directors who are not "interested persons" of the Company, authorized a single sum cash payment retirement benefit of $60,000 payable January 1, 1997.


                  The obligation of the Company to pay benefits to a former director is neither secured nor funded by the Company but shall be binding upon its successors in interest. The payment of benefits under the retirement plan has no priority or preference over the lawful claims of the Company's creditors or shareholders, and the right to receive such payments is not assignable or transferable by a director (or former director) other than by will, by the laws of descent and distribution, or by the director's written designation of a beneficiary.

The following chart provides certain information for the fiscal year ended February 29, 1996 about the fees received by directors of the Company as directors and/or officers of the Company and as directors and/or trustees of the Fund Complex:

                                                                                                            TOTAL
                                                               PENSION OR                               COMPENSATION
                                                               RETIREMENT                                   FROM
                                                                BENEFITS               ESTIMATED         REGISTRANT
                                     AGGREGATE                 ACCRUED AS                ANNUAL           AND FUND
                                    COMPENSATION                PART OF                 BENEFITS          COMPLEX**
   NAME OF PERSON/                    FROM THE                    FUND                    UPON             PAID TO
     POSITION                         COMPANY                   EXPENSES*              RETIREMENT         DIRECTORS
---------------------------------------------------------------------------------------------------------------------------------
Thomas M. Collins                     $76,215                      $ 0                    $ 0              $85,000
Director+
---------------------------------------------------------------------------------------------------------------------------------
Douglas B. Fletcher                   $28,555                      $ 0                    $ 0              $29,055
Vice Chairman of
the Board
---------------------------------------------------------------------------------------------------------------------------------
Robert E.  Greeley                    $31,395                      $ 0                    $ 0              $44,055
Director
---------------------------------------------------------------------------------------------------------------------------------
Kermit O. Hanson                      $27,485                      $ 0                    $ 0              $32,055
Director
---------------------------------------------------------------------------------------------------------------------------------
Cornelius J. Pings                    $29,555                      $ 0                    $ 0              $30,055
President and
Chairman of the
Board++
---------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Trefftzs                   $28,555                      $ 0                    $ 0              $29,055
Director+++


------------------------------

* For the fiscal year ended February 29, 1996, the Company accrued on the part of all of the directors an aggregate of $65,739 in retirement benefits.

** The "Fund Complex" consists of the Company, Seafirst Retirement Funds, Master Trust I, Master Trust II, Time Horizon Funds and World Horizon Funds.

+ Mr. Collins was President and Chairman of the Board of the Company until August 31, 1995.


++ Dr . Pings became President and Chairman of the Board of the Company effective September 1, 1995. At February 29, 1996, $10,000, $3,500 and $3,500 in deferred compensation was payable to Dr. Pings for services as President of the Company, trustee of Master Trust I and trustee of Master Trust II, respectively.

+++      Dr. Trefftzs retired from the Board of the Company on August 31, 1996.

INVESTMENT ADVISER


                  Bank of America is the successor by merger to Security Pacific National Bank ("Security Pacific"), which previously served as investment adviser to the Company since the commencement of its operations. Until September 1, 1996, the Fund had no investment adviser since it sought to achieve its objective by investing all of its assets in the Master Portfolio. Effective September 1, 1996, Bank of America serves as the investment adviser for the Fund. In the Investment Advisory Agreement with the Company, Bank of America has agreed to provide investment advisory services as described in the Prospectus. Bank of America has also agreed to pay all expenses incurred by it in connection with its activities under its agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Fund.
In rendering its advisory services, Bank of America may utilize Bank officers from one or more of the departments of the Bank which are authorized to exercise the fiduciary powers of Bank of America with respect to the investment of trust assets. In some cases, these officers may also serve as officers, and utilize the facilities, of wholly-owned subsidiaries and other affiliates of Bank of America or its parent corporation. In addition, the Investment Advisory Agreement provides that Bank of America may, in its discretion, provide advisory services through its own employees or employees of one or more of its affiliates that are under the common control of Bank of America's parent, BankAmerica Corporation; provided such employees are under the management of Bank of America.

                  For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Fund has agreed to pay Bank of America fees, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the Fund. The fees payable to Bank of America are not subject to reduction as the value of the Fund's net assets increases. From time to time, Bank of America may prospectively waive fees or reimburse the Fund for expenses voluntarily or as required by certain state securities laws.

                  The Investment Advisory Agreement between Bank of America and the Company will be in effect until October 31, 1997, and will continue in effect from year to year thereafter only so long as such continuation is approved at least annually by (i) the Board of Directors of the Company or the vote of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund, and (ii) a majority of those directors of the Company who are not "interested persons," as defined in the 1940 Act, of any party to the Investment Advisory Agreement, acting in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Investment Advisory Agreement is terminable with respect to the Fund at any time without penalty upon 60 days' written notice by the Board of Directors of the Company, by vote of the holders of a majority of the Fund's outstanding voting securities, or by Bank of America.

































                  See "Management - Administrator" for instances where the investment adviser is required to make expense reimbursements to the Fund.

                  The Investment Advisory Agreement provides that Bank of America shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of the Investment Advisory
 Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

                  Bank of America is authorized by the Investment Advisory Agreement to employ or associate with itself such persons as it believes are appropriate to assist it in the performance of its duties. Any such person is required to be compensated by Bank of America, not by the Fund, and to be approved by the shareholders of the Fund as required by the 1940 Act. As of January 1, 1997, Bank of America has entered into a Sub-Advisory Agreement with Wellington Management.

SUB-ADVISOR

                  Wellington Management, with principal offices at 75 State Street, Boston, Massachusetts 02109, serves as sub-adviser to the Fund. Wellington Management is a professional investment counselling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. As of September 30, 1996, Wellington Management had investment management authority with respect to approximately $123.8 billion of assets. The subadviser's predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960.

                  Under the Sub-Advisory Agreement dated January 1, 1997, between Bank of America and Wellington Management, the SubAdviser, subject to the oversight and supervision of the Adviser and the Company's Board of Directors, provides a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Sub-Adviser also determines from time to time what securities and other investments will be purchased, retained or sold by the Fund. The Sub-Advisory Agreement provides that Bank of America will pay Wellington Management a monthly fee based on the average daily net assets of the Fund, at the annual rate of 0.40% of the first $50 million of the Fund's net assets, plus 0.30% of the next $100 million of the Fund's net assets, plus 0.25% of the next $350 million of the Fund's net assets, plus 0.20% of the Fund's net assets over $500 million.

         Pursuant to the sub-advisory agreement, the Sub-Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of the sub-advisory agreement, except that the Sub-Adviser is liable to the Company and the Adviser for any loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or any loss resulting from willful misfeasance, bad faith or negligence on the part of the SubAdviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the subadvisory agreement.

         The sub-advisory agreement between Bank of America and Wellington Management will be in effect until October 31, 1998 and continue in effect for successive annual periods ending on October 31, provided such continuance is specifically approved at least annually (a) by the vote of a majority of those members of the Company's Board of Directors who are not interested persons of any party to the sub-advisory agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Adviser or by the Company (in the case of the Company, by vote of the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund) on sixty days' written notice to the Sub-Adviser, or by the Sub-

Adviser, on sixty days' written notice to the Company, provided that in each such case, notice is given simultaneously to the Adviser. In addition, in the event of the termination of the Investment Advisory Agreement with respect to the Fund for any reason (whether by the Company, by the Adviser or by operation of law) the sub-advisory agreement terminates upon the effective date of such termination of the Investment Advisory Agreement.


THE GLASS-STEAGALL ACT AND PROPOSED LEGISLATION

                  The Glass-Steagall Act, among other things, prohibits banks from engaging in the business of underwriting securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Glass-Steagall Act prohibits a national bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board of Governors") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board of Governors did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.


                  Bank of America believes that if the question were properly presented, a court should hold that Bank of America may perform the services for the Fund contemplated by the Investment Advisory Agreement, the Prospectus, and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether a national bank may perform services comparable to those performed by Bank of America and that future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent Bank of America from continuing to perform such services for the Fund or from continuing to purchase Fund shares for the accounts of its customers. (For a discussion of the Glass Steagall Act in connection with the Company's Shareholder Service Plan, see "Plan Payments" in the Fund's Prospectus.)

                  On the other hand, as described herein, the Fund is currently distributed by Concord Financial Group, Inc., Concord Holding Corporation, its parent, provides the Fund with administrative services. If current restrictions under the Glass-Steagall Act preventing a bank from sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Company expects that Bank of America would consider the possibility of offering to perform some or all of the services now provided by Concord Holding Corporation or Concord Financial Group, Inc. From time to time, legislation modifying such restriction has been introduced in Congress which, if enacted, would permit a bank holding company to establish a non-bank subsidiary having the authority to organize, sponsor and distribute shares of an investment company. If this or similar legislation were enacted, the Company expects that Bank of America's parent bank holding company would consider the possibility of one of its non-bank subsidiaries offering to perform some or all of the services now provided by Concord Holding Corporation or Concord Financial Group, Inc. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Bank of America or such a non-bank affiliate might offer to provide services for consideration by the Company's Board of Directors.

ADMINISTRATOR

                   The BISYS Group, Inc. (the "Administrator" or "BISYS"), with offices at 150 Clove Road, Little Falls, New Jersey 07424 and 3435 Stelzer Road, Columbus, Ohio 43219 serves as administrator. The Administrator also serves as administrator to several other investment companies. Prior to November 1, 1996, Concord Holding Corporation, an indirect wholly owned subsidiary of BISYS served as the Fund's Administrator.

                  The Administrator provides administrative services to the Fund as described in the Fund's Prospectus pursuant to the Administration Agreement for the Fund. The Company's Administration Agreement will continue in effect until October 31, 1997 and thereafter will be extended for successive periods of one year, provided that each such extension is specifically approved by (a) vote of a majority of those members of the Company's Board of Directors who are not interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund. The agreement is terminable at any time without penalty by the Company's Board of Directors or by a vote of a majority of the outstanding securities upon 60 days' notice to the

Administrator, or by the Administrator upon 90 days' notice to the Company.


                  The Company has agreed to pay the Administrator a fee for its services as Administrator, accrued daily and payable monthly, at the annual rate of 0.20% of the average daily net assets of the Fund. The fees payable to the Administrator are not subject to reduction as the value of the Fund's net assets increase. From time to time, the Administrator may waive fees or reimburse the Fund for expenses, either voluntarily or as required by certain state securities laws.




































                  If total expenses borne (directly or indirectly) by the Fund in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, the Company may deduct from the payments to be made with respect to the Fund to Bank of America and the Administrator, respectively, or Bank of America and the Administrator each will bear, the amount of such excess to the extent required by such regulations in proportion to the fees otherwise payable to them for such year. Such amount, if any, will be estimated, reconciled and effected or paid, as the case may be, on a monthly basis. As of the date of this Statement of Additional Information, the most restrictive expense limitation that may be applicable to the Company limits aggregate annual expenses with respect to the Fund, including management and advisory fees but excluding interest, taxes, brokerage commissions, and certain other expenses, to 2-1/2% of the first $30 million of its average daily net assets, 2% of the next $70 million, and 1-1/2% of its remaining average daily net assets. During the course of the Company's fiscal year, the Administrator and Bank of America may prospectively waive payment of fees and/or assume certain expenses of the Fund as a result of competitive pressures and in order to preserve and protect the business and reputation of the Administrator and Bank of America. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed and decreasing yield when such fees or amounts are reimbursed.


                  The Administrator will bear all expenses in connection with the performance of its services under the Administration Agreement with the exception of the fees charged by PFPC, Inc. ("PFPC") for certain fund accounting services which are borne by the Fund. See "GENERAL INFORMATION--Custodian, Accounting Agent and Transfer Agent" below. Expenses borne by the Fund include taxes, interest, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, partners, employees or holders of 5% or more of the outstanding voting securities of Bank of America or the Administrator or any of their affiliates, SEC fees and state securities qualification fees, advisory fees, administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, outside auditing and legal expenses, costs of maintaining corporate existence, costs attributable to investor services, including without limitation telephone and personnel expenses, costs of preparing and printing prospectuses and Statements of Additional Information for regulatory purposes, cost of shareholder reports and corporate meetings and any extraordinary expenses. Certain distribution and shareholder servicing fees in connection with the Company's shares are also paid by the Company. See "Distributor and Plan Payments."

                  The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Company or the Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from the reckless disregard by it of its obligations and duties thereunder.





DISTRIBUTOR AND PLAN PAYMENTS


                  Concord Financial Group, Inc. (the "Distributor"), a wholly owned subsidiary of the Administrator, acts as distributor of the shares of the Company. Shares are sold on a continuous basis by the Distributor. The Distributor has agreed to use its best efforts to solicit orders for the sale of the Company's shares although it is not obliged to sell any particular amount of shares. The distribution agreement shall continue in effect until October 31, 1996. Thereafter, if not terminated, the distribution agreement shall continue automatically for successive terms of one year, provided that such continuance is specifically approved at least annually (a) by a vote of a majority of those members of the Board of Directors of the

Company who are not parties to the distribution agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors of the Company or by vote of a "majority of the outstanding voting securities" of the Fund as to which the distribution agreement is effective; provided, however, that the distribution agreement may be terminated by the Company at any time, without the payment of any penalty, by vote of a majority of the entire Board of Directors of the Company or by a vote of a "majority of the outstanding voting securities" of the Fund on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 90 days' written notice to the Company. The agreement will automatically and immediately terminate in the event of its "assignment."

                   The Shareholder Services Plan. The Distributor is entitled to payment by the Company for certain shareholder servicing expenses in addition to the sales loads on A Shares described above and in the Prospectus under the Shareholder Services Plan (the "Plan") adopted by the Company for its A Shares. Under the Plan for A Shares, the Company pays the Distributor, with respect to the Fund for (a) non-distribution shareholder services provided by the Distributor to Service Organizations and/or the beneficial owners of Fund shares, including, but not limited to shareholder servicing provided by the Distributor at facilities dedicated for use by the Company, provided such shareholder servicing is not duplicative of the servicing otherwise provided on behalf of the Fund, and (b) fees paid to Service Organizations (which may include the Distributor itself) for the provision of support services for shareholders for whom the Service Organization is the dealer of record or holder of record or with whom the Service Organization has a servicing relationship ("Clients").















                  Support services provided by Service Organizations may include, among other things: (i) establishing and maintaining accounts and records relating to Clients that invest in Fund shares; (ii) processing dividend and distribution payments from the Fund on behalf of Clients; (iii) providing information periodically to Clients regarding their positions in shares; (iv) arranging for bank wires; (v) responding to Client inquiries concerning their investments in Fund shares; (vi) providing the information to the Fund necessary for accounting or subaccounting; (vii) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Clients; (viii) assisting in processing exchange and redemption requests from Clients; (ix) assisting Clients in changing dividend options, account designations and addresses; and (x) providing such other similar services.

                  The Plan provides that the Distributor is entitled to receive payments for expenses on a monthly basis, at an annual rate not exceeding 0.25% of the average daily net assets of the A Shares of the Fund during such month for shareholder servicing expenses. The calculation of the Fund's average daily net assets for these purposes does not include assets held in accounts opened via a transfer of assets from trust and agency accounts of Bank of America. Further, payments made out of or charged against the assets of the Fund must be in payment for expenses incurred on behalf of the Fund.


                  If in any month the Distributor expends or is due more monies than can be immediately paid due to the percentage limitations described above, the unpaid amount is carried forward from month to month while the Plan is in effect until such time, if ever, when it can be paid in accordance with such percentage limitations. Conversely, if in any month the Distributor does not expend the entire amount then available under the Plan, and assuming that no unpaid amounts have been carried forward and remain unpaid, then the amount not expended will be a credit to be drawn upon by the Distributor to permit future payment. However, any unpaid amounts or credits due under the Plan may not be "carried forward" beyond the end of the fiscal year in which such amounts or credits due are accrued.




















                  Payments for shareholder service expenses under the Plan are not subject to Rule 12b-1 (the "Rule") under the 1940 Act. Pursuant to the Plan, the Distributor provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. In addition, the Plan provides that the selection and nomination of the directors of the Company who are not "interested persons" thereof have been committed to the discretion of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Plan (or related servicing agreements) (the "Non-Interested Plan Directors").

                   The Company understands that Bank of America and/or some Service Organizations may charge their clients a direct fee for administrative and shareholder services in connection with the holding of A Shares. These fees would be in addition to any amounts which might be received under the Plan. Small, inactive long-term accounts involving such additional charges may not be in the best interest of shareholders.

                   The Company's Board of Directors has concluded that the Plan will benefit the Fund and its A shareholders. The Plan is subject to annual reapproval by a majority of the NonInterested Plan Directors and is terminable at any time with respect to the Fund by a vote of majority of such Directors or by vote of the holders of a majority of the A Shares of the Fund . Any agreement entered into pursuant to the Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of the holders of a majority of the Non-Interested Plan Directors, by vote of the holders of a majority of the A Shares of the Fund, by the Distributor or by the Service Organization. Each agreement will also terminate automatically in the event of its assignment.

                  The Distribution and Services Plan, Distribution Plan, and Administrative and Shareholder Services Plan. The Distributor is also entitled to payment from the Company for distribution and service fees pursuant to the Distribution and Services Plan adopted on behalf of the B Shares and for distribution fees pursuant to the Distribution Plan adopted on behalf of K Shares. Under the Distribution and Services Plan and Distribution Plan, the Company may pay the Distributor for: (a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing B and K Shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature for B and K Shares; expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current B and K shareholders; (c) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants, and estate planning firms (severally, "a Distribution Organization") with respect to the Fund's B and K Shares beneficially owned by customers for whom the Distribution Organization is the Distribution Organization of record or holder of record of such B and K Shares;
(d) the direct or indirect cost of financing the payments or expenses included in (a) and (c) above; or (e) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder. With respect to K Shares, payments under the Distribution Plan are not intended for distribution services to the extent they are not permitted under the Employee Retirement Income Security Act of 1974, as amended.


                  Pursuant to the Distribution and Services Plan with respect to B Shares and Administrative and Shareholder Services Plan with respect to K Shares, the Company may also pay securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants, and estate planning firms (severally, a "Service Organization") for support services provided with respect to its Client's B and K Shares. Administrative and shareholder services provided may include some or all of the following: (i) processing dividend and distribution payments from the Fund on behalf of its Clients; (ii) providing statements periodically to its Clients showing their positions in B and K Shares; (iii) arranging for bank wires; (iv) responding to routine Client inquiries concerning their investment; (v) providing the information to the Fund necessary for accounting or sub-accounting; (vi) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its Clients;
(vii) aggregating and processing purchase, exchange, and redemption requests from its Clients and placing net purchase, exchange, and redemption orders for its Clients; (viii) providing Clients with a service that invests the assets of their accounts pursuant to specific or pre-authorized instructions; (ix) establishing and maintaining accounts and records relating to Clients; (x) assisting Clients in changing dividend options, account designations and addresses; or (xi) other similar services if requested by the Company.


                  The Distribution and Services Plan provides that the Distributor is entitled to receive payments on a monthly basis at an annual rate not exceeding 1.00% of the average daily net assets during such month of the outstanding B Shares. Not more than 0.25% of such net assets will be used to compensate Service Organizations for personal services provided to B shareholders, and/or the maintenance of such shareholders' accounts and not more than 0.75% of such net assets of B Shares will be used for promotional and other primary distribution activities.

                  The Distribution Plan provides that the Distributor is entitled to receive payments on a monthly basis at an annual rate not exceeding 0.75% of the average daily net assets during such month of the outstanding K Shares. In addition, under the Administrative and Shareholder Services Plan, the Distributor is entitled to receive payments on a monthly basis for administrative services and shareholder services at an annual rate not exceeding 0.75% and 0.25%, respectively, of the average daily net assets during such month of the outstanding K Shares. The total of all 12b-1 fees, administrative service and shareholder service fees may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of the Fund's K Shares.

                  Payments made out of or charged against the assets of a particular class of shares of the Fund must be in payment for expenses incurred on behalf of that class.

                  Payments for distribution expenses under the Distribution Plan and Distribution and Services Plan (collectively, the "12b-1 Plans") are subject to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of [Company] shares." The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plans provide that a written report of the amounts expended under the 12b-1 Plans, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. In addition, each 12b-1 Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the 12b-1 Plans without shareholder approval and that other material amendments of the 12b-1 Plans must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plans, or in any agreements entered into in connection with the 12b-1 Plans, by vote cast in person at a meeting called for the purpose of considering such amendments (the "Non-Interested Plan Directors"). The selection and nomination of the directors of the Company who are not "interested persons" of the Company have been committed to the discretion of the Non-Interested Plan Directors.

                  The Company's Board of Directors has concluded that there is a reasonable likelihood that the 12b-1 Plans and the Administrative and Shareholder Services Plan will benefit the Fund and its B and K shareholders. The 12b-1 Plans and the Administrative and Shareholder Services Plan are subject to annual reapproval by a majority of the Company's Board of Directors, including a majority of the Non-Interested Plan Directors and are terminable without penalty at any time with respect to the Fund by a vote of a majority of the NonInterested Plan Directors or by vote of the holders of a majority of the outstanding B or K Shares of the Fund . Any agreement entered into pursuant to the 12b-1 Plans and the Administrative and Shareholder Services Plan with a Service Organization is terminable without penalty, at any time, by vote of a majority of the Non-Interested Plan Directors, by vote of the holders of a majority of the outstanding B or K Shares of the Fund, or by the Service Organization. Each agreement will also terminate automatically in the event of its assignment.

 TOTAL RETURN

                  From time to time, the total return of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund, as well as the views of the investment adviser and subadviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of the Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. From time to time, the investment adviser may enter into alliances with retirement plan sponsors, including The Legend Group, and the Fund may in its advertisements or sales literature include a discussion of certain attributes or benefits to be derived from its relationship with such retirement plan sponsors. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling (800) 346-2087.

                   Total Return Calculations. The Fund computes its average annual total returns separately for its separate share classes by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:


                                     ERV 1/n
                                T = [(-----)  - 1]
                                        P

                      Where: T =  average annual total return.

                           ERV = ending redeemable value at the end
                                 of the period covered by the
                                 computation of a hypothetical $1,000
                                 payment made at the beginning of the
                                 period.

                             P = hypothetical initial payment of $1,000.

                             n =    period covered by the computation,
                                    expressed in terms of years.


                  The Fund computes its aggregate total returns separately for its separate share classes by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested in a particular share class to the ending redeemable value of such investment in the class. The formula for calculating aggregate total return is as follows:


                                                  ERV
                     aggregate total return = [(----- - 1)]
                                                   P


                  The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. In addition, the Fund's average annual total return and aggregate total return quotations reflect the deduction of the maximum front-end sales load charged in connection with the purchase of A Shares and the deduction of any applicable contingent deferred sales charge with respect to B Shares.


                  Based on the foregoing calculations, the aggregate total returns for the period beginning on May 13, 1996 to August 31, 1996 was -7.16% for the A Shares and -2.90% for the K Shares of the Fund. Total return for the K shares reflects the performance of the A Shares from May 13, 1996 to July 21, 1996. K Shares have distribution, administrative and/or shareholder services of 1.00% while A Shares have shareholder servicing expenses of 0.25%. Had K Shares' expenses been reflected in the performance of the A Shares during the period May 13, 1996 to July 21, 1996, performance would be reduced.












                   The Fund may also advertise total return data without reflecting sales charges in accordance with the rules of the SEC. Quotations which do not reflect such sales charges will, of course, be higher than quotations which do.


                               GENERAL INFORMATION

DESCRIPTION OF SHARES


                  Pacific Horizon is an open-end management investment company organized as a Maryland corporation on October 27, 1982. Pacific Horizon's Charter authorizes the Board of Directors to issue up to two hundred billion full and fractional common shares. Pursuant to the authority granted in the Charter, the Board of Directors has authorized the issuance of twenty-two classes of stock - Classes A through W Common Stock, $.001 par value per share, representing interests in twenty-two separate investment portfolios; Class T represents interests in the A Shares of the Fund, Class T -- Special
Series 3 represents interests in the B Shares of the Fund and Class T -- Special Series 5 represents interests in the K Shares of the Fund. The Company's charter also authorizes the Board of Directors to classify or reclassify any particular class of the Company's shares into one or more series.

                  Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, the Company's shares will be fully paid and non-assessable. For information concerning possible restrictions upon the transferability of the Company's shares and redemption provisions with respect to such shares, see "Additional Purchase and Redemption Information."


                  Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by the 1940 Act or other applicable law or when permitted by the Board of Directors. Shares have cumulative voting rights to the extent they may be required by applicable law.


                  Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each fund affected by the matter. The Fund is affected by a matter unless it is clear that the interests of each of the Company's fund's in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under Rule 18f-2 the approval of an investment advisory agreement, sub-advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to particular Funds.

                  Notwithstanding any provision of Maryland law requiring a greater vote of the Company's common stock (or of the shares of the Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Company's Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.






CUSTODIAN, ACCOUNTING AGENT AND TRANSFER AGENT

                   PNC Bank, National Association ("PNC"), Broad and Chestnut Streets, Philadelphia, PA 19101 has been appointed custodian for the Fund. PFPC provides the Fund with certain accounting services pursuant to a Fund Accounting Services Agreement with the Administrator. Both PFPC, which is located at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, DE 19809, and PNC are wholly owned subsidiaries of PNC Bancorp, Inc., a bank holding company. Pursuant to the

Fund Accounting Services Agreement, PFPC has agreed to provide certain accounting, bookkeeping, pricing, dividend and distribution calculation services with respect to the Fund. The monthly fees charged by PFPC under the Fund Accounting Agreement are borne by the Fund. As custodian, PNC maintains a separate account or accounts in the name of the Fund, holds and disburses portfolio securities, makes receipts and disbursements of money, collects and receives income and other payments and distributions on account of portfolio securities, responds to correspondence from security brokers and others relating to their respective duties and makes periodic reports concerning their duties.

                  BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 serves as transfer and dividend disbursing agent for the Fund. BISYS Fund Services, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc., and an affiliate of the Administrator and Distributor.

COUNSEL

                  Drinker Biddle & Reath (of which W. Bruce McConnel, III, Secretary of the Company, is a partner), 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serves as counsel to the Company and will pass upon the legality of the shares offered hereby.

INDEPENDENT ACCOUNTANTS

                  Price Waterhouse LLP, independent accountants, with offices at 1177 Avenue of the Americas, New York, New York, has been selected as the Fund's independent accountants for the fiscal period ended February 28, 1997.

 REPORTS

                   Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements together with the reports of the independent accountants of the Fund.

MISCELLANEOUS

                  As used in the Prospectus and this Statement of Additional Information, a "vote of a majority" of the outstanding shares of the Fund or a particular class of shares means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or class of shares or (b) 67% of the shares of the Fund or class of shares present at a meeting at which more than 50% of the outstanding shares of the Fund or class of shares are represented in person or by proxy.

                  At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Treasury Only Fund were as follows: BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 128,849,896.28 shares (44.04%); VAR &
Co., Attn: Linda Frintz, 180 E. 5th Street, 4th Floor, St. Paul, MN 55101, 31,981,230 shares (10.93%); BA Securities, Inc., 185 Berry Street, 3rd Floor, San Francisco, CA 94107, 66,681,182.99 shares (22.79%); and Hare & Co., Bank of New York and Short-Term Investment Funds, Attn: Bimal Saha, One Wall Street, New York, NY 10286, 17,174,397.60 shares (5.87%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Treasury Only Fund were as follows: Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 50,129,518.32 shares (31.77%); Comcare, Inc., 4001
North Third Street, Suite 120, Phoenix, AZ 85012, 18,229,220.49 shares (11.55%); Comcare, Inc., 4001 North Third Street, Suite 120, Phoenix, AZ 85012,
 17,284,833.02 shares (10.95%); and Omnibus Account for the Shareholder
Accounts Maintained by Concord Financial Services, Inc., Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 22,570,985.47 shares (14.30%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Shares of the Treasury Only Fund were as follows: Centinela Valley Health Services, Attn: Sherwin L. Memel, 11355 West Olympic Boulevard, Los Angeles, CA 90064, 43,275,947.43 shares (8.28%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Treasury Only Fund were as follows: Bank of America National Trust and Savings Association, Trustee/Custodian, Attn: Common Trust Funds Unit 8329, P.O. Box 3577, Los Angeles, CA 90051, 93,699,582.79
shares (10.45%); and BA Investment Services, Inc., Attn: Box Santilli, 185 Berry Street, Third Floor, Unit 7852, San Francisco, CA 94107, 199,662,779.09 shares (33.02%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Treasury Fund were as follows: Hare & Co., Bank of New York and Short Term Investment Funds, Attn: Bimal Saha, One Wall Street, New York, NY 10286, 136,609,163.58 shares (15.91%); BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120,

199,862,702.99 shares (23.28%); and VAR & Co., Attn: Linda Frintz, 180 E. 5th
Street, 4th Floor, St. Paul, MN 55101, 459,855,902 shares (53.55%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Treasury Fund were as follows: BISYS Fund Services, Inc. Pittsburgh, FBO Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 182,193,650.41 shares (12.23%); and
BISYS Fund Services, Inc. Pittsburgh, FBO Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 487,156,119.47 shares (32.71%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Treasury Fund were as follows: Bank of America Financial Management and Trust Services, Attn: Common Trust Funds Unit 8329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 264,706,769.80 shares (9.00%); and Bank of America Nevada Southern Commercial Bank, Attn: Cindy 2964, P.O. Box 98600, Las Vegas, NV 89193, 157,666,250.89 shares (5.35%).

                   At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Shares of the Treasury Fund were as follows: Bank of America TTEE/Cust. Invest. Hor. Treas., Attn: Common Trust Funds Unit 8329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 242,604,374.22 shares (8.34%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Government Fund were as follows: BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 74,443,625.51 shares (32.51%); VAR &
Co., Attn: Linda Frintz, 180 E. 5th Street, 4th Floor, St. Paul, MN 55101, 29,073,405 shares (12.70%); BA Securities, Inc., 185 Berry Street, 3rd Floor, San Francisco, CA 94107, 60,149,536.82 shares (26.27%); and Bank of America National Trust and Savings Association and Private Bank, Attn: ACI Unit 8329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 26,287,277.44 shares (11.48%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Government Fund were as follows: Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc.,
Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 54,946,147.35 shares (18.52%); Viejas Band of Kumeyaay Indians, A Federally Recognized Indian

Tribe, 5000 Willows Road, Alpine, CA 91901, 20,684,502.32 shares (6.97%);
Omnibus Account for the Shareholder Accounts Maintained By Concord Financial Services, Inc., Attn: Linda Zerbe, First and Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 15,954,998.54 shares (5.38%); Cohu Inc., 5755
Kearny Villa Road, San Diego, CA 92123, 15,114,279.28 shares (5.10%); and Good Health Plan of Washington, Attn: Linda Lan Ha, 1501 4th Avenue, Suite 500, Seattle, WA 98101, 15,096,218.19 shares (5.09%).

                   At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Shares of the Government Fund were as follows: Sunquest Information Systems, Inc., Attn: Trena Couch, 1407 Eisenhower Boulevard, Johnstown, PA 15904, 34,133,212.51 shares (6.14%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Prime Fund were as follows: BA Securities, Inc., 185 Berry Street, 3rd Floor, San Francisco, CA 94107, 210,837,920.82 shares (9.32%); Hare & Co., Bank of New York and Short Term Investment Funds, Attn:
Bimal Saha, One Wall Street, New York, NY 10286, 165,890,980.38 shares (7.34%); and BA Investment Services, Inc., For the Benefit of Clients, Attn:
Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 1,723,111,105.37 shares (76.19%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Prime Fund were as follows: BISYS Fund Services, Inc. Pittsburgh, FBO Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 1,395,146,335.08 shares (50.54%); and BISYS Fund
Services, Inc. Pittsburgh, FBO Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 345,706,323.96 shares (12.52%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Prime Fund were as follows: Bank of America National Trust and Savings Association, Financial Management & Trust Services,
Attn: Common Trust Funds Unit 8329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 815,759,587.51 shares (12.50%); and Security Pacific Cash Management, c/o Bank of America GPO M/C 5533, Attn: Regina Olsen, 1850 Gateway Boulevard , Concord, CA 94520, 552,092,600 shares (8.46%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Tax-Exempt

Money Fund were as follows: BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 36,636,648.77 shares (68.23%); and VAR & Co., Attn: Linda Frintz, 180
E. 5th Street, 4th Floor, St. Paul, MN 55101,  12,115,711 shares (22.56%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Tax-Exempt Money Fund were as follows: BISYS Fund Services, Inc. Pittsburgh, FBO Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 94,983,380.22 shares (70.97%); and
BISYS Fund Services, Inc. Pittsburgh, FBO Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 23,630,360.91 shares (17.66%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the TaxExempt Money Fund were as follows: Bank of America Financial Management and Trust Services, Attn: Common Trust Funds Unit 8329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 96,373,107.27
shares (21.40%).

                   At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Shares of the Tax-Exempt Money Fund were as follows: Bank of America Cust. for Invest. Hor T-E, Attn: Common Trust Funds Unit 8329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 71,157,875.72 shares (15.80%); and Continental Bank National Association Cust, FBO Cust & Co., Attn: Mary Chester,
 South LaSalle Street 6Q, Chicago, IL 60697,  186,490,974.09 shares (41.42%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the California Tax-Exempt Money Market Fund were as follows: BA Securities, Inc., 185 Berry Street, 3rd Floor, San Francisco, CA 94107, 215,635,293.16 shares (42.60%); and BA Investment Services, Inc., For the Benefit of Clients, Attn: Unit #7852 - Bob Santilli, P.O. Box 7042, San Francisco, CA 94120, 251,101,485.35 shares (49.61%).

                   At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the California Tax-Exempt Money Market Fund were as follows:
BISYS Fund Services, Inc. Pittsburgh, FBO Sweep Customers, Attn: Linda Zerbe, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 202,141,862.60 shares (51.76%); and BISYS Fund Services, Inc. Pittsburgh, FBO Sweep Customers, Attn:
Linda Zerbe, First and

Market Building, 100 First Avenue, Suite 300, Pittsburgh, PA 15222, 126,056,593.10 shares (32.28%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding
A Shares of the Corporate Bond Fund were as follows: Bank of America National Trust and Savings Association and Private Bank, Attn: Common Trust Funds Unit 38329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 128,868.68 shares (6.55%); Smith Barney, Inc., Custodian, 333 W. 34th Street, 3rd Floor, New York, NY 10001, 112,581.97 shares (5.72%); and Dean Witter Reynolds, Inc., Stock Record Department, 5th Floor, 5 World Trade Center, New York, NY 10048, 105,583 shares (5.36%).

                   At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the Intermediate Bond Fund were as follows: Bank of America National Trust and Savings Association and Private Bank, Attn: Common Trust Funds Unit 38329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 423,376.34 shares (23.85%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the National Municipal Bond Fund were as follows: BA Investment Services, Inc., FBO 421981351, 185 Berry Street, 3rd Floor, 2640, San Francisco, CA 94104, 78,122.07 shares (5.22%); and BA Investment Services, Inc., FBO 405084421, 555 California Street, 4th Floor, 2640, San Francisco, CA 94104, 88,776.96 shares (5.93%).

                   At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the Short-Term Government Fund were as follows: Bank of America National Trust and Savings Association and Private Bank, Attn: Common Trust Funds Unit 38329, P.O. Box 3577 Terminal Annex, Los Angeles, CA 90051, 589,639.98 shares (94.83%).

                  At October 15, 1996, the name, address and share ownership of the entities which held as record owners more than 5% of the outstanding Class A Shares of the International Equity Fund were as follows: Bank of America National Trust and Savings Association, Agent for the Giannini Foundation for Medical Research, TR 10100227313510, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 99,595.59 shares (8.73%); Bank of America National Trust and
Savings Association, and Private Bank, Attn: Common Trust Funds Unit 38329, P.O. Box 3577, Terminal Annex, Los Angeles, CA 90051, 203,225 shares (17.81%).

                  At such dates, no other person was known by the Company to hold of record or beneficially more than 5% of the outstanding shares of any investment portfolio of the Company.


                  The Prospectus relating to the Funds and this Statement of Additional Information omit certain information contained in the Company's registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the Commission by paying the charges prescribed under its rules and regulations.

                              FINANCIAL STATEMENTS

                  The financial statements and notes thereto in the SemiAnnual Reports for the Fund and the Master Portfolio for the period May 13, 1996 (commencement of operations) through August 31, 1996 are incorporated in this Statement of Additional Information by reference. No other parts of the Semi-Annual Reports are incorporated by reference herein.

                                   APPENDIX A

                  As stated in the Prospectus, the Fund may enter into futures contracts and options for hedging purposes. Such transactions are described in this Appendix A.

I.       INTEREST RATE FUTURES CONTRACTS

                  Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

                   The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

                  Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.


                  Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

                  Interest rate futures contracts are traded in an auction environment on the floors of several exchanges principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

                  A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

                  Examples of Futures Contract Sale. The Fund would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The investment adviser or sub-adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the investment adviser or sub-adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of
98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

                  In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.


                  The investment adviser or sub-adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

                  If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

                  Examples of Futures Contract Purchase. The Fund would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

                  For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The investment adviser or sub-adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the investment adviser or sub-adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to
103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

                  The investment adviser or sub-adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

                  If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.       STOCK INDEX FUTURES CONTRACTS


                  A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.


                  The Fund will sell stock index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline.

The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase stock index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

                  In addition, the Fund may utilize stock index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.


                  The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price


      Fund                                               Futures
      ----                                               -------
                                                     -Day Hedge is Placed-

Anticipate Buying $62,500                             Buying 1 Index Futures
      Fund                                             at 125
                                                      Value of Futures =
                                                        $62,500/Contract

                                                     -Day Hedge is Lifted-

Buy  Fund with                                        Sell 1 Index Futures at 130
     Actual Cost = $65,000                                Value of Futures = $65,000/
Increase in Purchase Price =                                   Contract
     $2,500                                               Gain on Futures = $2,500


                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                                Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0


      Fund                                               Futures
      ----                                               -------
                                                     -Day Hedge is Placed-

Anticipate Selling $1,000,000                             Sell 16 Index Futures at 125
      Fund                                           Value of Futures = $1,000,000

                                                     -Day Hedge is Lifted-

 Fund-Own                                            Buy 16 Index Futures at 120
     Stock with Value = $960,000                          Value of Futures = $960,000
     Loss in Fund Value = $40,000                    Gain on Futures = $40,000\

                  If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price


      Fund                                               Futures
      ----                                               -------
                                                     -Day Hedge is Placed-

Anticipate Buying $62,500                                 Buying 1 Index Futures at 125
      Fund                                           Value of Futures = $62,500/
                                                               Contract

                                                     -Day Hedge is Lifted-

Buy  Fund with                                       Sell 1 Index Futures at 120
     Actual Cost - $60,000                                    Value of Futures = $60,000/
Decrease in Purchase Price = $2,500                            Contract
                                                     Loss on Futures = $2,500


                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                                Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0


      Fund                                               Futures
      ----                                               -------
                                                     -Day Hedge is Placed-
Anticipate Selling $1,000,000                        Sell 16 Index Futures at 125
      Fund                                                            Value of Futures = $1,000,000

                                                     -Day Hedge is Lifted-
 Fund-Own                                            Buy 16 Index Futures at 130
     Stock with Value = $1,040,000                        Value of Futures = $1,040,000
     Gain in Fund Value = $40,000                    Loss of Futures = $40,000

 III.  FUTURES CONTRACTS ON FOREIGN CURRENCIES


                  A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.


 IV.  MARGIN PAYMENTS

                  Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the investment adviser or sub-adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

 V.  RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

                  There are several risks in connection with the use of futures in the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of the hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the
 Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund involved will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the investment adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the investment adviser or sub-adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

                  Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

                  In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.


                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the investment adviser or sub-adviser may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the
 Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.


                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions.


                  Successful use of futures by the Fund is also subject to the investment adviser's or sub-adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part of all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

 VI.   OPTIONS ON FUTURES CONTRACTS

                   The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

 VII.  OTHER HEDGING TRANSACTIONS

                  The Fund presently intends to use interest rate futures contracts, stock index futures contracts and foreign currency futures contracts (and related options) in connection with its hedging activities. Nevertheless, the Fund is authorized to enter into hedging transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Fund's hedging strategies if, in the judgment of the investment adviser or subadviser, transactions therein are necessary or advisable.

 VIII.  ACCOUNTING AND TAX TREATMENT


                  Accounting for futures contracts and related options will be in accordance with generally accepted accounting principles.


                  Generally, futures contracts and options on futures contracts held by the Fund at the close of the Fund's taxable year will be treated for federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent of any gain or loss resulting from such constructive sale will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the length of time the Fund holds the futures contract or option ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by the Fund in a subsequent sale or other disposition of those futures contracts or options will be adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the contracts or options. With respect to futures contracts to sell, which will be regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by the Fund, losses as to such contracts to sell will be subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which also will be applicable, the holding period of the securities forming part of the straddle (if they have not been held for the long-term holding period) will be deemed not to begin prior to termination of the straddle. With respect to certain futures contracts and related options, deductions for interest and carrying charges will not be allowed. Notwithstanding the rules described above, with respect to futures contracts to sell which are properly identified as such, the Fund may make an election which will exempt (in whole or in part) those identified futures contracts from being treated for federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, the Fund would be allowed (in lieu of the foregoing) to elect either (1) to offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) to establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, the 40%-60% rule will apply to the net gain or loss attributable to the futures contracts, but in the case of a mixed straddle account election, not more than 50 percent of any net gain may be treated as long-term and no more than 40 percent of any net loss may be treated as short-term.


                  Certain foreign currency contracts entered into by the Fund may be subject to the "marking-to-market" process, but gain or loss will be treated as 100% ordinary income or loss. To receive such federal income tax treatment, a foreign currency contract must meet the following conditions: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends; (2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury has not issued any such regulations. Foreign currency contracts entered into by the Fund may result in the creation of one or more straddles for federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

                   Some investments may be subject to special rules which govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock);
(ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument. However, regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules, unless an election is made to have such currency rules apply. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the mark-to-market or loss deferral rules under the Code. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts that the Fund may make or may enter into will be subject to the special currency rules described above. Gain or loss attributable to the foreign currency component of transactions engaged in by the Fund which are not subject to special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction.

                  Qualification as a regulated investment company under the Code requires that the Fund satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interests, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

                  An additional requirement for qualification as a regulated investment company under the Code is that less than 30% of the Fund's gross income must be derived from gains realized on the sale or other disposition of the following investments held for less than three moths: (1) stock and securities (as defined in section 2(a)(36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; and (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). With respect to futures contracts and other financial instruments subject to the marking-to-market rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a futures contract or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract or instrument is held) if the gain arises as a result of a constructive sale under the marking-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract or instrument is terminated (or transferred) during the taxable year (other than by reason of marking-to-market) and less than three months have elapsed between the date the contract or instrument is acquired and the termination date. In determining whether the 30% test is met for a taxable year, increases and decreases in the value of the Fund's futures contracts and other investments that qualify as part of a "designated hedge," as defined in the Code, may be netted.

                            FORM N-1A

    PART C. OTHER INFORMATION

         Item 24.  Financial Statements and Exhibits

              (a)  Financial Statements:


                   [(1)     Included in Part A hereof:
                             Financial Highlights for:
                             -      International Equity Fund

                   (2)      Incorporated by reference in Part B and C

                            hereof:

                             - The Unaudited Financial Statements and related notes thereto for the
                                     International Equity Fund for the period ended August 31, 1996 as filed with the Securities and Exchange Commission on November 12, 1996 pursuant to Rule 30b2-1 of the Investment Company Act of 1940 (Nos. 2-81110 and 811-4293).

                             - The Unaudited Financial Statements and related notes thereto for the
                                     International Equity Portfolio of Master
                                     Investment Trust, Series I for the
                                     period ended August 31, 1996 as filed
                                     with the Securities and Exchange
                                     Commission on November 12, 1996 pursuant to Rule 30b2-1 of the Investment Company Act of 1940 (Nos. 2-81110 and 811-
                                     4293).]



              (b)  Exhibits:

                   (1)       (a)     Restated Articles of Incorporation filed
                                     November 22, 1983 are incorporated by
                                     reference to Exhibit 1(a) to Post-
                                     Effective Amendment No. 45 to the
                                     Registration Statement of the Registrant on Form N-1A (Nos. 2-81110/811-4293)
                                     filed February 23, 1996 ("Post-Effective
                                     Amendment No. 45").

                             (b) Articles Supplementary filed January 9, 1986 are incorporated by reference to

                                     Exhibit 1(b) to Post-Effective Amendment
                                     No. 45.

                             (c)     Articles Supplementary to increase
                                     authorized capital stock filed
                                     August 31, 1989 are incorporated by
                                     reference to Exhibit 1(c) to Post-
                                     Effective Amendment No. 45.

                             (d)     Articles Supplementary classifying
                                     shares filed August 31, 1989 are
                                     incorporated by reference to Exhibit
                                     1(d) to Post-Effective Amendment No. 45.

                             (e)     Articles Supplementary classifying
                                     shares filed June 3, 1991 are
                                     incorporated by reference to Exhibit
                                     1(e) to Post-Effective Amendment No. 45.

                             (f) Articles Supplementary classifying and reclassifying shares filed August 1, 1991 are incorporated by reference to
                                     Exhibit 1(f) to Post-Effective Amendment
                                     No. 45.

                             (g)     Articles Supplementary to increase
                                     authorized capital stock filed August
                                     16, 1991 are incorporated by reference
                                     to Exhibit 1(g) to Post-Effective
                                     Amendment No. 45.

                             (h)     Articles Supplementary classifying
                                     shares filed August 16, 1991 are
                                     incorporated by reference to Exhibit
                                     1(h) to Post-Effective Amendment No. 45.

                             (i)     Articles Supplementary classifying
                                     shares filed November 25, 1991 are
                                     incorporated by reference to Exhibit
                                     1(i) to Post-Effective Amendment No. 45.

                             (j)     Articles Supplementary classifying
                                     shares filed May 11, 1992 are
                                     incorporated by reference to Exhibit
                                     1(j) to Post-Effective Amendment No. 45.

                             (k)     Articles Supplementary reclassifying
                                     shares filed May 15, 1992 are
                                     incorporated by reference to Exhibit
                                     1(k) to Post-Effective Amendment No. 45.

                             (l)     Articles Supplementary classifying
                                     shares filed July 20, 1992 are
                                     incorporated by reference to Exhibit
                                     1(l) to Post-Effective Amendment No. 45.

                             (m)     Articles Supplementary to increase
                                     authorized capital stock filed August 6, 1992 are incorporated by reference to
                                     Exhibit 1(m) to Post-Effective Amendment
                                     No. 45.

                             (n) Articles Supplementary classifying shares filed August 6, 1992 are incorporated by reference to Exhibit 1(n) to Post-Effective Amendment No. 45.

                             (o) Articles Supplementary classifying shares filed March 3, 1993 are incorporated by reference to Exhibit 1(o) to Post-Effective Amendment No. 45.

                             (p) Articles Supplementary reclassifying shares filed May 12, 1993 are incorporated by reference to Exhibit 1(p) to Post-Effective Amendment No. 45.

                             (q)     Articles of Amendment eliminating
                                     restriction on number of classes of shares filed May 8, 1990 are incorporated by reference to Exhibit 1(q) to Post-Effective Amendment No. 45.

                             (r) Articles of Amendment reclassifying shares filed on July 9, 1993 are incorporated by reference to Exhibit 1(r) to Post-Effective Amendment No. 45.

                             (s) Articles Supplementary classifying shares filed November 18, 1993 are incorporated by reference to Exhibit 1(s) to Post-Effective Amendment No. 45.

                             (t) Articles Supplementary reclassifying shares filed November 18, 1993 are incorporated by reference to Exhibit 1(t) to Post-Effective Amendment No. 45.

                             (u) Articles Supplementary reclassifying shares filed January 21, 1994 are incorporated by reference to Exhibit 1(u) to Post-Effective Amendment No. 45.

                             (v) Articles Supplementary classifying shares filed October 30, 1995 are incorporated by reference to Exhibit 1(v) to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on Form N-1A (Nos. 2- 81110/811-4293) filed April 30,
                                     1996 ("Post-Effective Amendment No. 47").

                             (w) Articles of Amendment cancelling shares filed on January 26, 1996 are incorporated by reference to Exhibit 1(v) to Post-Effective Amendment No. 45.

                             (x) Articles Supplementary classifying shares filed on January 26, 1996 are incorporated by reference to Exhibit 1(w) to Post-Effective Amendment No. 45.

                             (y) Articles Supplementary reclassifying shares filed on January 26, 1996 are incorporated by reference to Exhibit 1(x) to Post-Effective Amendment No. 45.


                             (z) Articles Supplementary reclassifying shares filed on [April 12], 1996.

                             (aa) Articles Supplementary reclassifying shares filed on June [25, 1996 ] are incorporated by reference to
                                     Exhibit  [1(z)] to Post-Effective
                                     Amendment No.  [50 to the
                                     Registration Statement of the
                                     Registrant on Form N-1A (Nos. 2-
                                     81110/811-4293) filed July 29, 1996
                                     ("Post-Effective Amendment No. 50.").]

                             [(bb) Articles Supplementary reclassifying shares filed on June 25, 1996 are] incorporated by reference to Exhibit [1(aa)] to Post-Effective Amendment No. [50.]

                             [(cc) Articles Supplementary reclassifying shares filed on June 25, 1996 are]
                                      incorporated by reference to Exhibit
                                       [1(bb)] to Post-Effective Amendment No.
                                       [50.]

                          [(2)(a) Amended and Restated] By-Laws as approved by Registrant's Board of Directors on [July 23, 1996 are] incorporated by reference to Exhibit [2(f)] to Post- Effective Amendment No. [50.]

                          [(3)         None.]

                          [(4)         See Article VI, Section (2) of
                                       Article VII, Article VIII and
                                       Section (2) and (4) of Article X of
                                       the Restated Articles of
                                       Incorporation] incorporated by
                                       reference to Exhibit  [1(a) of]
                                       Post-Effective Amendment No.  [45
                                       and Article I, Section 1 and 10 of
                                       Article II, Article IV and Section 1
                                       of Article VI of the Amended and
                                       Restated By-laws incorporated by
                                       reference to Exhibit 2(f) of]
                                       Post-Effective Amendment No.
                                       [50].


                   (5)    (a)        Investment Advisory Agreement dated as of
                                     April 22, 1992 between Registrant and Bank of America National Trust and Savings
                                     Association (Money Market Funds) is
                                     incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 45.

                          (b) Investment Advisory Agreement dated as of April 22, 1992 between Registrant and Bank of America National Trust and Savings Association (Non-Money Market Funds) is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 45.

                          (c) Addendum to Investment Advisory Agreement dated as of March 1, 1993 between Registrant and Bank of America National Trust and Savings Association (Money Market Funds - Prime Value Fund) is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 45.

                          (d) Addendum to Investment Advisory Agreement dated as of March 1, 1993 between Registrant and Bank of America National Trust and Savings Association (Money Market Funds - Government and Treasury Only Funds) is incorporated by reference to Exhibit 5(d) to Post- Effective Amendment No. 45.

                          (e) Investment Advisory Agreement dated November 1, 1994 between Registrant and Bank of America National Trust & Savings Association with respect to the Capital Income Fund is incorporated by reference to
                                     Exhibit 5(e) to Post-Effective Amendment
                                     No. 45.


                          (f) Investment Advisory Agreement [dated as of July 1, 1996] between Registrant and Bank of America National Trust & Savings Association with respect to the National Municipal Bond Fund [.]

                          [(g) Investment Advisory Agreement dated as of July 30, 1996 between Registration and Bank of America National Trust and Savings Association with respect to the International Equity and Short-Term Government Funds.

                          (h) Form of Investment Advisory Agreement dated as of September 1, 1996 between Registrant and Bank of America National Trust & Savings Association with respect to the Corporate Bond Fund.

                          (i) Form of Amended and Restated Investment Advisory Agreement dated as of _________ between Registrant and Bank of America National Trust & Savings Association with respect to the International Equity Fund.

                          (j) Form of Sub-Investment Advisory Agreement dated as of __________ between Bank of America National Trust & Savings Association and Wellington Management Company, LLP with respect to the International Equity Fund.

                   (6)    (a)        Amended and Restated] Distribution
                                     Agreement between the Registrant and
                                     Concord Financial Group, Inc.


                          (b) Agreement relating to the Distribution Agreement between Registrant and Concord Financial Group, Inc. is incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 45.

                          (c) Form of Broker/Dealer Agreement is incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 45.

                          (d) Form of Bank Agreement is incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 45.




                   (7) Board Guidelines on Significant Governance Issues (which includes a description of the Board of Director's retirement policy and benefit) are incorporated by reference to
                                     Exhibit 7 to Post-Effective Amendment No.
                                     45.

                   (8)    (a)        Custody Agreement between Registrant
                                     and The Bank of New York dated as of April
                                     3, 1989 is incorporated by reference to
                                     Exhibit 8(a) to Post- Effective Amendment
                                     No. 45.

                          (b) Amendment No. 1 to Custody Agreement between Registrant and The Bank of New York dated as of March 30, 1990 is incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 45.

                          (c) Amendment No. 2 to Custody Agreement between Registrant and The Bank of New York dated as of February 26, 1993 is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 49 to the Registration Statement of the Registrant on Form N-1A (Nos. 2- 81110/811-4293) filed
                                     June 28, 1996 ("Post-Effective Amendment
                                     No. 49").

                          (d) Amendment No. 3 to Custody Agreement between Registrant and The Bank of New York dated as of April 24, 1996 is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 49.


                          (e) [Amendment No. 4 to Custody Agreement between Registrant and The Bank of New York dated as of July 1, 1996.

                          (f)] Custodian Services Agreement between Registrant and PNC Bank, N.A is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 45.

                          [(g) Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc. is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 47.

                          [(h) Form of Amendment No. 1 to Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.

                          (i)]         Sub-Custodian Agreement between
                                       Registrant, The Bank of New York, and
                                       Security Pacific National Bank is
                                       incorporated by reference to Exhibit 8(e) to Post-Effective Amendment No. 45.

                          [(j)] Sub-Custodian Agreement between The Bank of New York and Citibank, N.A. dated May 18, 1988 is incorporated by reference to
                                       Exhibit 8(f) to Post-Effective Amendment
                                       No. 45.

                          [(k)] Form of Sub-Custody Agreement between The Bank of New York and Bank of America National Trust and Savings Association is incorporated by reference to Exhibit
                                       (8)(i) to Post-Effective Amendment No.
                                       37.

                   (9)    (a)        [Form of Basic Administrative Services
                                     Agreement between Registrant and The BISYS
                                     Group, Inc. (Money Market Funds) dated as of November 1, 1996.

                          (b)] Basic Administrative Services Agreement between Registrant and Concord Holding Corporation (Money Market Funds) dated as of November 13, 1989 is incorporated by reference to Exhibit 9(a) to PostEffective Amendment No. 45.

                          [(c)] Amendment No. 1 to Basic Administrative Services Agreement between Registrant and Concord Holding Corporation (Money Market Funds) dated November 1, 1991 is incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 45.

                          [(d)] Amendment No. 2 to Basic Administrative Services Agreement dated as of March 1, 1993 between Registrant and Concord Holding Corporation (Money Market Funds) is incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 45.

                          [(e)] Amendment No. 3 to Basic Administrative Services Agreement dated as of March 1, 1993 between Registrant and Concord Holding Corporation is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 45.

                          [(f)] Amendment No. 4 to Basic Administrative Services Agreement dated November 1, 1993 between

                                       Registrant and Concord Holding
                                       Corporation is incorporated by
                                       reference to Exhibit 9(e) to Post-
                                       Effective Amendment No. 45.


                          [(g)] Amendment No. 5 to Basic Administrative Services Agreement dated November 1, 1995 between Registrant and Concord Holding Corporation is incorporated by reference to Exhibit 9(f) to Post- Effective Amendment No. 46 to the Registration Statement of the [Registration] on
                                       Form N[-] 1A (Nos. 281110/811-4293)
                                       filed March 4, 1996 ("Post-Effective
                                       Amendment No. 46").

                          [(h)]        Agreement relating to the Basic
                                       Administrative Services Agreement between
                                       Registrant and Concord Holding
                                       Corporation is incorporated by reference to Exhibit 9(f) to Post-Effective Amendment No. 45.

                          [(i)] Special Management Services Agreement among Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) dated as of April 22, 1992 is incorporated by reference to Exhibit 9(g) to Post-Effective Amendment No. 45.

                          [(j)] Amendment No. 1 to Special Management Services Agreement dated as of March 1, 1993 between Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit 9(h) to
                                       Post-Effective Amendment No. 45.

                          [(k)] Amendment No. 2 to Special Management Services Agreement dated as of March 1, 1993 among Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to

                                       Exhibit 9(i) to Post-Effective
                                       Amendment No. 45.


                          [(l)]         Amendment No. 3 to Special Management
                                       Services Agreement dated as of April 1,
                                       1993 among Registrant, Concord Holding
                                       Corporation and Bank of America National
                                       Trust and Savings Association (Money
                                       Market Funds) is incorporated by
                                       reference to Exhibit 9(j) to
                                       Post-Effective Amendment No. 45.

                          [(m)] Amendment No. 4 to Special Management Services Agreement among Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit 9(k) to Post-Effective Amendment No. 45.

                          [(n)] Agreement relating to the Special Management Services Agreement among Registrant, Concord Holding Corporation and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit 9(l) to Post-Effective Amendment No. 45.

                          [(o)] Administration Agreement between Registrant and Concord Holding Corporation (Non-Money Market Funds) dated as of November 13, 1989 is incorporated by reference to Exhibit 9(m) to Post-Effective Amendment No. 45.

                          [(p)] Amendment No. 1 to [the] Administration Agreement between Registrant and Concord Holding Corporation (Aggressive Growth Fund, U.S. Government Securities Fund, Capital Income Fund and California Tax-Exempt Bond Fund) dated as of November 1, 1991 is incorporated by reference to Exhibit 9(n) to
                                       Post-Effective Amendment No. 45.

                          [(q)] Amendment No. 2 to [the] Administration Agreement between Registrant and Concord Holding Corporation (non-Money Market Funds) is incorporated by reference to
                                       Exhibit 9(o) to Post-Effective Amendment
                                       No. 45.

                          [(r)] Amendment No. 3 to the Administration Agreement between Registrant and Concord Holding Corporation (non-Money Market Funds) is incorporated by reference to
                                       Exhibit 9(p) to Post-Effective Amendment
                                       No. 45.

                          [(s)] Amendment No. 4 to the Administration Agreement between Registrant and Concord Holding Corporation (non-Money Market Funds) is incorporated by reference to
                                       Exhibit 9(q) to Post-Effective Amendment
                                       No. 45.

                          [(t)] Amendment No. 5 to [the] Administration Agreement between Registrant and Concord Holding Corporation (non-Money Market Funds) dated November 1, 1995 is incorporated by reference to Exhibit 9(s) to Post-Effective Amendment No. 46.

                          [(u)] Amendment No. 6 to the Administration Agreement [between Registrant and Concord Holding Corporation (National Municipal Bond Fund) dated as of July 1, 1996.]

                          [(v) Amendment No. 7 to the Administration Agreement between Registrant and Concord Holding Corporation (Short-Term
                                       Government Fund) dated as of July 30,
                                       1996.

                          (w) Amendment No. 8 to the Administration Agreement between Registrant and Concord Holding Corporation (Corporate Bond and International Equity Funds) dated as of September 1, 1996.

                          (x)] Agreement relating to the Administration Agreement between Registrant and Concord Holding Corporation (non-Money Market

                                     Funds) is incorporated by reference to
                                     Exhibit 9(r) to Post-Effective Amendment
                                     No. 45.


                          [(y)] Cash Management and Related Services Agreement between Registrant and The Bank of New York (Horizon Shares and Horizon Service Shares) dated as of May 1, 1990 is incorporated by reference to Exhibit 9(s) to Post-Effective Amendment No. 45.

                          [(z)] Amendment to Cash Management and Related Services Agreement between Registrant and The Bank of New York dated as of June 21, 1993 is incorporated by reference to
                                       Exhibit 9(t) to Post-Effective Amendment
                                       No. 45.

                          [(aa)] Accounting Services Agreement between the Registrant and Provident Financial Processing Corp is incorporated by reference to Exhibit 9(u) to
                                       Post-Effective Amendment No. 45.


                   (10)1 Opinion of counsel that shares are validly issued, fully paid and non-assessable.

                   (11)      (a)     Consent of Drinker Biddle & Reath.

                             (b)     Consent of Price Waterhouse LLP.




                   (12)              None

                   (13)      (a)     Purchase Agreement between Registrant
                                     and The Dreyfus Corporation is
                                     incorporated by reference to Exhibit
                                     13(a) to Post-Effective Amendment No. 45.

                             (b) Purchase Agreement between Registrant and Hambrecht & Quist Group, Inc. dated

--------

1 Filed with the Securities and Exchange Commission ("SEC") on April 29, 1996 under Rule 24f-2 as part of Registrant's 24f- 2 Notice.

                                     March 31, 1988 is incorporated by
                                     reference to Exhibit 13(b) to Post-
                                     Effective Amendment No. 45.

                             (c) Investment Letter of Concord Financial Group, Inc. to The Horizon Funds is incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 45.

                             (d) Purchase Agreement between Pacific Horizon Tax-Exempt Money Market Portfolio, Inc. and Hambrecht & Quist Group, Inc. is incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 45.

                             (e) Purchase Agreement between Pacific Horizon Tax-Exempt Money Market Portfolio, Inc. and Pacific Horizon Tax- Exempt Funds, Inc. is incorporated by reference to Exhibit 13(e) to Post- Effective Amendment No. 45.

                             (f) Purchase Agreement between Pacific Horizon Tax-Exempt Money Market Portfolio, Inc. and The Dreyfus Corporation is incorporated by reference to Exhibit 13(f) to
                                     Post-Effective Amendment No. 45.

                             (g) Purchase Agreement between Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. and Hambrecht & Quist Group, Inc. is incorporated by reference to Exhibit 13(g) to Post-Effective Amendment No. 45.

                             (h) Purchase Agreement between Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. and The Dreyfus Corporation is incorporated by reference to Exhibit 13(h) to Post-Effective Amendment No. 45.

                             (i) Purchase Agreement between Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. and Pacific Horizon Tax- Exempt Funds, Inc. is incorporated by reference to Exhibit 13(i) to Post- Effective Amendment No. 45.

                             (j) Investment Letter of Concord Financial Group, Inc. to The Horizon Capital Funds is incorporated by reference to Exhibit

                                     13(j) to Post-Effective Amendment No. 45.

                   (14)      (a)     Individual Retirement Account and
                                     accompanying Custodial Agreement,
                                     Disclosure Statement, IRA Application and
                                     IRA Transfer/Rollover Request Form is
                                     incorporated by reference to Exhibit 14(a) to Post-Effective Amendment No. 45.

                             (b) Appointment of Successor Custodian for Individual Retirement Account dated as of August 3, 1990 is incorporated by reference to Exhibit 14(b) to Post- Effective Amendment No. 45.

                   (15)      (a)     Shareholder Services Plan for Non-Money
                                     Market Funds is incorporated by reference to Exhibit 15(a) to Post- Effective
                                     Amendment No. 45.

                             (b) Shareholder Services Plan for Horizon Service Shares as modified by Registrant's Board of Directors on January 29, 1993 is incorporated by reference to Exhibit 15(b) to Post- Effective Amendment No. 45.

                             (c) Revised Shareholder Servicing Agreement is incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 45.

                             (d) Revised Shareholder Service Agreement as modified by Registrant's Board of Directors on January 29, 1993 is incorporated by reference to Exhibit 15(d) to
                                     Post-Effective Amendment No. 45.

                             (e) Revised Shareholder Servicing Agreement for Non-Money Market Funds is incorporated by reference to Exhibit 15(e) to
                                     Post-Effective Amendment No. 45.

                             (f) [Special Management Services Plan and related Special Management Services Agreement for Pacific Horizon Shares of Registrant's Money Market Funds.

                             (g) Distribution and Services Plan and related Administrative Servicing

                                     Agreement and Distribution Agreement
                                     with respect to Registrant's "B" Shares.

                             (h)] Distribution and Services Plan and related Distribution and Administrative Servicing Agreement with respect to Registrant's "S" Shares and "X" Shares is incorporated by reference to Exhibit 15(f) to
                                     Post-Effective Amendment No. 47.

                             [(i) Distribution Plan and related Distribution Agreement with respect to Registrant's "K" Shares.

                             (j) Administrative and Shareholder Services Plan and related Administrative and Shareholder Services Agreement with respect to Registrant's "K" Shares.]


                   (16)      (a)     Schedule for Computation of Performance
                                     Quotations with respect to the Prime Fund, Treasury Fund, Tax-Exempt Money Fund,
                                     Tax-Exempt Money Market Fund, California
                                     Tax-Exempt Money Market Fund, Aggressive
                                     Growth Fund, California Tax- Exempt Bond
                                     Fund, U.S. Government Securities Fund
                                     (formerly known as the GNMA Extra Fund) and Capital Income Fund (formerly known as the
                                     Convertible Securities Fund) is
                                     incorporated by reference to Exhibit 16(a) to Post- Effective Amendment No. 45.

                             (b) Schedule for Computation of Performance Quotations with respect to the Government Fund, Treasury Only Fund and Prime Value Fund is incorporated by reference to
                                     Exhibit 16(b) to Post- Effective Amendment
                                     No. 45.

                             (c) Schedule for Computation of Performance Quotations with respect to the Corporate Bond Fund, Intermediate Bond Fund (formerly known as the Flexible Bond Fund), Blue Chip Fund, Asset Allocation Fund and National Municipal Bond Fund is incorporated by reference to Exhibit 16(c) to
                                     Post-Effective Amendment No. 45.

                             [(d) Schedule for Computation of Performance Quotations with respect to the International Equity Fund.

                   (17)              Financial Data Schedule.]

                   (18) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a MultiClass System [is incorporated by reference to Exhibit 18 to PostEffective Amendment No. 50].

         Item 25.  Persons Controlled by or under
                   Common Control with Registrant

                   Registrant is controlled by its Board of Directors.

         Item 26.  Number of Holders of Securities



                                                     Number of Record
                                                     Holders as of
              Title of Class                         [September]1,1996
              --------------                         -----------------
              Class A Common Stock                        [1,019]
              Class A Common Stock -
               Special Series 1                             [734]
              Class A Common Stock -
               Special Series 2                              [66
              Class A Common Stock -
               Special Series 3                                0
              Class A Common Stock -
               Special Series 4                                1]
              Class B Common Stock                        [2,293]
              Class B Common Stock -
               Special Series 1                           [1,432]
              Class B Common Stock -
               Special Series 2                             [255
              Class B Common Stock -
               Special Series 3                                0
              Class B Common Stock -
               Special Series 4                               1]
              Class D Common Stock                       [13,366
              Class D Common Stock -
               Special Series 3                                0
              Class D Common Stock -
               Special Series 5                                1]
              Class E Common Stock                        [4,095
              Class E Common Stock -
               Special Series 3                                0
              Class E Common Stock -
               Special Series 5                                1]
              Class F Common Stock                       [16,944
              Class F Common Stock -
               Special Series 3                                0
              Class F Common Stock -
               Special Series 5                                1]
              Class G Common Stock                        [4,328
              Class G Common Stock -
               Special Series 3                                0
              Class G Common Stock -
               Special Series 5                                1]
              Class H Common Stock                             0
              Class I Common Stock                          [153]
              Class I Common Stock -
               Special Series 1                              [58]

                                                         Number of Record
                                                         Holders as of
              Title of Class                             September 1, 1996
              --------------                             -----------------
              Class I Common Stock -
               Special Series 2                                 [5]
              Class J Common Stock                            [440]
              Class J Common Stock -
               Special Series 1                               [159]
              Class J Common Stock -
               Special Series 2                                  0
              [Class J Common Stock -
               Special Series 4                                  1]
              Class K Common Stock                          [1,412]
              Class K Common Stock -
               Special Series 1                               [128]
              Class K Common Stock -
               Special Series  2                               [12]
              Class L Common Stock                            [125]
              Class L Common Stock -
               Special Series 1                               [199]
              Class L Common Stock -
               Special Series 2                                [26]
              Class M Common Stock                            [589
              Class M Common Stock -
               Special Series 3                                  0
              Class M Common Stock -
               Special Series 5                                  1]
              Class N Common Stock                          [8,427
              Class N Common Stock -
               Special Series 3                                  0
              Class N Common Stock -
               Special Series 5                                  1]
              Class O Common Stock                          [2,016
              Class O Common Stock -
               Special Series 3                                  0
              Class O Common Stock -
               Special Series 5                                  1]
              Class Q Common Stock                            [387
              Class Q Common Stock -
               Special Series 3                                  0
              Class Q Common Stock -
               Special Series 5                                  1]
              Class R Common Stock                               0
              [Class R Common Stock -
               Special Series 3                                  0
              Class R Common Stock -
               Special Series 5                                  0]
              Class S Common Stock                               0
              [Class S Common Stock -
               Special Series 3                                  0
              Class S Common Stock -
               Special Series 5                                  0]
              Class T Common Stock                            [153
              Class T Common Stock -
               Special Series 3                                  0

                                                        Number of Record
                                                        Holders as of
              Title of Class                            September 1, 1996
              --------------                            -----------------
              Class T Common Stock -
               Special Series 5                                  1]
              Class U Common Stock                              [4
              Class U Common Stock -
               Special Series 3                                  0
              Class U Common Stock -
               Special Series 5                                  0]
              Class V Common Stock                               0
              [Class V Common Stock -
               Special Series 3                                  0
              Class V Common Stock -
               Special Series 5                                  0]
              Class W Common Stock                          [2,575
              Class W Common Stock -
               Special Series 3                                  0
              Class W Common Stock -
               Special Series 5                                  1]

         Item 27. Indemnification


                  Article VII, Section 3, of Registrant's Restated Articles of Incorporation, incorporated herein by reference as Exhibit (1)(a) hereto, and
Article VI, Section 2, of Registrant's [Amended and Restated] By-Laws, incorporated herein by reference as Exhibit (2)(a) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of the Fund's [sub-adviser,] principal underwriter, custodians, sub-custodians, transfer agent and sub-transfer agent is provided for, respectively, in [Section 8 of the form of Sub-Advisory Agreement included herewith as Exhibit
(5)(j), Article V of the Amended and Restated] Distribution Agreement,
[included herewith] as Exhibit (6)(a), Article XV[, Section 15 of the
Custody] Agreement incorporated herein by reference as Exhibit [(8)(a) hereto, Article XII,] Section [14] of the [Sub-Custodian] Agreement incorporated herein by reference as Exhibit [(8)(i)] hereto, Article III,
Section 4 of the SubCustodian Agreement incorporated herein by reference as Exhibit [(8)(j)] hereto, Section 8 of the form of SubCustody Agreement incorporated herein by reference as Exhibit [(8)(k)], Article VII, Section 7, of the Transfer Agency Agreement incorporated herein by reference as Exhibit [(8)(g)] , and Article VI, Section 3, of the Cash Management and Related Services Agreement incorporated herein by reference as Exhibit [(9)(y)] hereto. Registrant has obtained from a major insurance carrier a directors and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Item 28. [(a)]    Business and Other Connections of
                           Investment Adviser

                  Bank of America National Trust and Savings Association ("Bank of America") performs investment advisory services for Registrant. Bank of America and its predecessors have been in the business of managing the investments of fiduciary and other accounts since 1904. In addition to its trust business, Bank of America provides commercial and consumer banking services.

                  To the knowledge of Registrant, none of the directors or officers of Bank of America, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Bank of America also hold various positions with, and engage in business for, BankAmerica Corporation, which owns all the outstanding stock of Bank of America, or other subsidiaries of BankAmerica Corporation. Set forth below are the names and principal businesses of the directors of Bank of America and the directors and certain of the senior executive officers of Bank of America who are engaged in any other business, profession, vocation or employment of a substantial nature, other than with BankAmerica Corporation.

[Position with
Bank of America
National Trust
and Savings                                               Principal                       Type of
Association                Name                           Occupation                      Business]
---------------            ----                           ----------                      ---------
Director...................Joseph F. Alibrandi            Chairman of the                 Manufacturer of
                                                          Board, Whittaker                Aerospace and
                                                          Corporation                     Biotechnology
                                                                                          Products

Director...................Jill Elikann Barad             President and Chief             Toy manufacturer
                                                          [Executive] Officer,
                                                          Mattel, Inc.

Director...................Peter B. Bedford               Chairman and CEO,               California based
                                                          Bedford Property                Real Estate
                                                          Investors, Inc.                 [Development and
                                                                                          investment Firm

Director...................Andrew F. Brimmer              President,                      Consulting
                                                          Brimmer & Co., Inc.

Director...................Richard A.                     Retired Chairman of             Utility Company
                           Clarke                         the Board, Pacific
                                                          Gas and Electric
                                                          Company

[Chairman.]................David A. Coulter               Chief Executive                 Banking
                                                          Officer and
                                                          President, Bank
                                                          America Corporation
                                                          and Bank of
                                                          America National
                                                          Trust & Savings
                                                          Association

Director...................Timm F. Crull                  Retired Chairman of             Food and Related
                                                          the Board,                      Products
                                                          Nestle USA, Inc.

Director...................Kathleen Feldstein             President,                      Economic
                                                          Economics                       Consulting
                                                          Studies, Inc.

Director...................Donald E. Guinn                Chairman Emeritus,              Telecommuni-
                                                          Pacific Telesis                 cations and
                                                          Group                           Diversified
                                                                                          Holding Com-
                                                                                          pany

Director...................Frank L. Hope, Jr.             Consulting                      Architectural
                                                          Architect                       and Engineering
                                                                                          Consulting

Director...................Ignacio E. Lozano,             Chairman,                       Newspaper
                           Jr.                            "La Opinion"                    Publishing

Director...................Walter E. Massey,              President,                      Higher
                           Ph.D.                          Morehouse                       Education
                                                          College

[Position with
Bank of America
National Trust
and Savings                                               Principal                       Type of
Association                Name                           Occupation                      Business]
---------------            ----                           ----------                      ---------
Director...................John M. Richman                Counsel, Wachtell,              Law firm
                                                          Lipton, Rosen &
                                                          Katz

[Director.]................Richard M.                     [Retired; former                Banking
                           Rosenberg]                     Chairman of the
                                                          Board, Bank America
                                                          Corporation[ ]and Bank
                                                          of [ ]America National
                                                          [ ]Trust & Savings [
                                                          ]Association

Director...................A. Michael Spence              Dean of the                     Higher
                                                          Graduate School of              Education
                                                          Business, Stanford
                                                          University

[Director..................Solomon D.                     President and CEO,              Telecommunica-
                           Trujillo                       U.S. West                      tions
                                                          Communications
                                                          Group



                  (b)      Business and Other Connections of Sub-Adviser

                  Wellington Management Corporation, LLP, ("Wellington") is an investment adviser registered under the Investment Advisers
Act of 1940 (the "Advisers Act").

                  The list required by this Item 28 of the partners of Wellington, together with information as to any business profession, vocation or employment of substantial nature engaged in by such partners during the past two years, is incorporated herein by references to Schedules A and D of Form ADV filed by Wellington pursuant to the Advisers Act (SEC File No. 801- 15908).]


         Item 29. Principal Underwriters

                  (a) Principal underwriter (exclusive distributor) also acts as principal underwriter or exclusive distributor for The Infinity Funds, Inc., The Pilot Funds, Seafirst Retirement Funds and Time Horizon Funds.

                  (b) For information as to the business, profession, vocation or employment of a substantial nature of each of the principal underwriter, its officers and directors, reference is made to their Form BD File No. 8-37601 filed by the principal underwriter. For information, as to the positions or offices of each of the principal underwriter, its officers and directors, reference is made to the section entitled "Management" in the Statements of Additional Information. Both the principal underwriter's Form BD and the Registrants Statements of Additional Information are incorporated herein by reference.

                  (c)      Not Applicable.


         Item 30.  Location of Accounts and Records

                  (1) [The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424] (records relating to the administrator).


                  (2) Concord Financial Group, Inc., 125 West 55th Street, New York, New York 10019 (records relating to the distributor).

                  (3) Concord Management (Ireland) Limited, Floor 2, Block 2, Harcourt Centre, Dublin 2, Ireland (records relating to the administrator for the Funds it services).

                  (4) Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the investment adviser).


                  (5) [Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109 (records relating to the investment sub-adviser for the International Equity Fund)


                  (6)] Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the SubCustodian for the Funds it services).


                  [(7)] The Bank of New York, 90 Washington Street, New York, New York 10286) (records relating to the custodian for the Funds it services).


                  [(8)] BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to the transfer agent for the Funds it services).


                  [(9)] Drinker Biddle & Reath, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496
                                 (Registrant's Charter, By-Laws and Minute
                                 Books).


                  [(10)] PNC Bank, National Association, Broad and Chestnut Streets, Philadelphia, PA 19101,

                                 (records relating to the custodian for the Funds it services).


                  [(11)] PFPC, Inc. 103 Bellevue Parkway, Wilmington, DE 19809, (records relating to the sub-administrator for the Funds it services).


         Item 31.      Management Services

                       Inapplicable.

         Item 32.      Undertakings

                  Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940, as amended, as though such provisions were applicable to it.

                  Registrant hereby undertakes to furnish its Annual Report to Shareholders upon request and without charge to any person to whom a prospectus is delivered.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania, on this [13th] day of [November], 1996.


                                                   PACIFIC HORIZON FUNDS, INC.
                                                   Registrant

                                                   */Cornelius John Pings
                                                   ----------------------------
                                                   Cornelius John Pings
                                                   President
                                                   (Signature and Title)

                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                          Date
---------                              -----                          ----

*/Cornelius John Pings            Chairman of the             [November 13], 1996
----------------------            Board and President
 Cornelius John Pings

[/s/Kevin L. Martin]              Treasurer (Chief            [November 13,] 1996
----------------------            Accounting and
 [Kevin L. Martin]                Financial Officer)

*/Thomas M. Collins               Director                    [November 13], 1996
----------------------
 Thomas M. Collins

*/Douglas B. Fletcher             Director                    [November 13], 1996
----------------------
 Douglas B. Fletcher

*/Robert E. Greeley               Director                    [November 13], 1996
----------------------
 Robert E. Greeley

*/Kermit O. Hanson                Director                    [November 13], 1996
----------------------
Kermit O. Hanson






*By:  /s/ W. Bruce McConnel[, III]
      ----------------------------
          W. Bruce McConnel, III

          Attorney-in-fact

                           PACIFIC HORIZON FUNDS, INC.

                            Certificate of Secretary


                  The following resolution was duly adopted by the Board of Directors of Pacific Horizon Funds, Inc. on October 29, 1996 and remains in effect on the date hereof:

                           FURTHER RESOLVED, that the directors and officers of
                  Pacific Horizon who may be required to execute any amendments to Pacific Horizon's Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing W. Bruce McConnel, III and Cornelius J. Pings their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as director or officer, or both, of Pacific Horizon any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other said attorney and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said directors and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said directors or officers, or any or all of them, might or could do in person, said acts of said attorneys, being hereby ratified and approved.


                  IN WITNESS WHEREOF, I have hereunto set my hand this 29th day of October, 1996.


                                        PACIFIC HORIZON FUNDS, INC.


                                        /s/ W. Bruce McConnel, III
                                        --------------------------
                                        W. Bruce McConnel, III
                                        Secretary

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Cornelius John Pings, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.



                                                s/ Cornelius John Pings
                                                ------------------------------
                                                Cornelius John Pings


Date: December 6, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Thomas M. Collins, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                  s/ Thomas M. Collins
                                                  -----------------------------
                                                  Thomas M. Collins


Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Douglas, B. Fletcher, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                               s/ Douglas B. Fletcher
                                               -------------------------------
                                               Douglas B. Fletcher


Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Robert E. Greeley, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                             s/Robert E. Greeley
                                             -------------------------------
                                             Robert E. Greeley


Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.


                                POWER OF ATTORNEY
                                -----------------

         Kermit O. Hanson, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                s/ Kermit O. Hanson
                                                -------------------------------
                                                Kermit O. Hanson


Date: December 6, 1995

                           PACIFIC HORIZON FUNDS, INC.
                                  EXHIBIT INDEX


EXHIBITS


         1(z)     -        Articles Supplementary reclassifying shares filed
                           on April 12, 1996.

         5(f)     -        Investment Advisory Agreement dated as of July 1,
                           1996 between Registrant and Bank of America National
                           Trust & Savings Association with respect to the National Municipal Bond Fund.

         5(g)     -        Investment Advisory Agreement dated as of July 30,
                           1996 between Registrant and Bank of America National
                           Trust & Savings Association with respect to the International Equity and Short-Term Government Funds.

         5(h)     -        Form of Investment Advisory Agreement dated as of
                           September 1, 1996 between Registrant and Bank of
                           America National Trust & Savings Association with respect to the Corporate Bond Fund.

         5(i)     -        Form of Amended and Restated Investment Advisory
                           Agreement dated as of              between Registrant
                           and Bank of America National Trust & Savings
                           Association with respect to the International Equity
                           Fund.

         5(j)              Form of Sub-Investment Advisory Agreement dated as of
                                        between Bank of America National Trust &
                           Savings Association and Wellington Management
                           Company, LLP with respect to the International Equity
                           Fund.

         6(a)     -        Amended and Restated Distribution Agreement
                           between the Registrant and Concord Financial
                           Group, Inc.

         8(e)     -        Amendment No. 4 to Custody Agreement between
                           Registrant and The Bank of New York dated as of July 1, 1996.

         8(h)     -        Form of Amendment No. 1 to Transfer Agency
                           Agreement between Registrant and BISYS Fund
                           Services, Inc.

EXHIBITS

         9(a) Form of Basic Administrative Services Agreement between Registrant and The BISYS Group, Inc. (Money Market Funds) dated as of November 1, 1996.

         9(u)     -        Amendment No. 6 to the Administration Agreement
                           between Registrant and Concord Holding Corporation
                           (National Municipal Bond Fund) dated as of July 1,
                           1996.

         9(v)     -        Amendment No. 7 to the Administration Agreement
                           between Registrant and Concord Holding Corporation
                           (Short-Term Government Fund) dated as of July 30,
                           1996.

         9(w)     -        Amendment No. 8 to the Administration Agreement
                           between Registrant and Concord Holding
                           Corporation (Corporate Bond and International
                           Equity Funds) dated as of September 1, 1996.

         11(a)    -        Consent of Drinker Biddle & Reath.

         11(b)    -        Consent of Price Waterhouse LLP.

         15(f) Special Management Services Plan and related Special Management Services Agreement for Pacific Horizon Shares of Registrant's Money Market Funds.

         15(g)    -        Distribution and Services Plan and related
                           Administrative Servicing Agreement and
                           Distribution Agreement with respect to
                           Registrant's "B" Shares.

         15(i)    -        Distribution Plan and related Distribution Agreement
                           with respect to Registrant's "K" Shares.

         15(j     -        Administrative and Shareholder Services Plan and
                           related Administrative and Shareholder Services
                           Agreement with respect to Registrant's "K" Shares.

         16(d) Schedule for Computation of Performance Quotations with respect to the International Equity Fund.


         27       -        Financial Data Schedule.